Registration No. 333-38119                                                      July 25, 2001

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                    Post-Effective Amendment No. 6
                                                                  to
                                                               FORM S-6

                                           FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                                                OF SECURITIES OF UNIT INVESTMENT TRUSTS
                                                       REGISTERED ON FORM N-8B-2

A.       Exact name of trust:
         American Skandia Life Assurance Corporation Separate Account F

B.       Name of depositor:
         American Skandia Life Assurance Corporation

C.       Complete address of depositor's principal executive offices:
         One Corporate Drive, Shelton, CT 06484

D.       Name and complete address of agent for service:
         Scott K. Richardson, Esq.
         American Skandia Life Assurance Corporation
         One Corporate Drive
         Shelton, CT  06484

         It is proposed that this filing will become effective (check appropriate box)
         [  ]  immediately upon filing pursuant to paragraph (b)
         [  ]  on                  pursuant to paragraph (b)
                  ----------------
         [X]  60 days after filing pursuant to paragraph (a)(1)
         [  ]  on                   pursuant to paragraph (a)(1) of rule 485
                  -----------------
         [  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

E.       Title and amount of securities being registered:
         Modified Single Premium Variable Life Insurance.
         The Registrant elects to register an indefinite number of securities by this registration statement in accordance with Rule
         24f-2 under the Investment Company Act of 1940.

F.       Proposed maximum aggregate offering price to the public of the securities being registered:

G.       Amount of filing fee:
         None

H.       Approximate date of proposed public offering
         As soon as practicable after the effective date of this Registration Statement.

[  ]  Check box if it is proposed that this filing will become effective on ______________ at ____________ pursuant to Rule 487.

---------------------------------------------------------------------------------------------------------------------------------------
Registrant  hereby amends this  Registration  Statement on such date or dates as may be necessary to delay its effective date until the registrant  shall file a further  amendment  which  specifically  states  that this  Registration  Statement  shall  thereafter  become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the  Registration  Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

---------------------------------------------------------------------------------------------------------------------------------------
Trophy

                                          RECONCILIATION AND TIE BETWEEN
                                            FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF
FORM N-8B-2                CAPTION IN PROSPECTUS

1.       Face page

2.       Face page

3.       Not applicable

4.       Distribution of this Offering

5.       The Separate Account

6.       The Separate Account

7.       Not Applicable

8.       Not Applicable

9.       Legal Proceedings

10.      Face page; Variable Investment Options; The Separate Account; Voting; Modification of the Separate
                           Account; Additional Tax Considerations; Loans; Partial Withdrawals; Surrenders;
                           Transfers and Allocation Services; Safekeeping of the Assets

11.      Face page; Variable Investment Options

12.      Face page; Variable Investment Options

13.      Costs; Variable Investment Options; Taxes; Additional Tax Considerations

14.      Buying a Policy - How do I buy a Policy?

15.      Account Value and Cash Value; Buying a Policy - How and When is my Premium Invested?

16.      Buying a Policy - How and When is my Premium Invested?  Variable Investment Options

17.      Partial Withdrawals; Surrenders; Reinstatement; Account Value and Cash Value; Buying a Policy; Pricing
                           Transactions

18.      Account Value and Cash Value; Variable Investment Options; The Separate Account; Safekeeping of the
                           Assets

19.      Reports

20.      Voting; Safekeeping of the Assets

21.      Loans

22.      Not applicable

23.      Safekeeping of the Assets

24.      Not applicable

25.      Regulation; The Insurance Company

26.      Not applicable

27.      The Insurance Company

28.      Executive Officers and Directors

29.      The Insurance Company

30.      Not applicable

31.      Not applicable

32.      Not applicable

33.      Not applicable

34.      Not applicable

35.      The Insurance Company; Regulation

36.      Not applicable

37.      Not applicable

38.      Distribution of this Offering

39.      Distribution of this Offering

40.      Not applicable

41.      The Insurance Company; Distribution of this Offering

42.      Not applicable

43.      Not applicable

44.      Account Value and Cash Value; Pricing Transactions; Additional Tax Considerations; Net Investment Factor

45.      Not applicable

46.      Account Value and Cash Value; Pricing Transactions; Additional Tax Considerations; Net Investment Factor

47.      Variable Investment Options; The Separate Account

48.      Face Page; The Insurance Company

49.      Not applicable

50.      The Separate Account; Safekeeping of the Assets

51.      Face Page; The Insurance Company; Benefits at the Insured's Death; Designations

52.      Modification of the Separate Account

53.      Additional Tax Considerations

54.      Not applicable

55.      Not applicable

56.      Not applicable

57.      Not applicable

58.      Not applicable

59.      Audited Consolidated Financial Statement of American Skandia Life Assurance Corporation; Financial
                           Statements for American Skandia Life Assurance Corporation Separate Account F

                                                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                    One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes AS Trophy II, a modified single premium  variable life insurance policy being offered by
American  Skandia Life  Assurance  Corporation  ("we,"  "our," "us,"  "American  Skandia," or "the  Company"),  One
Corporate  Drive,  P.O. Box 883,  Shelton,  Connecticut,  06484.  This Prospectus also describes AS Trophy, a prior version  of the  Policy we no longer  offer  but for which we  continue  to  administer  (see  "Appendix  E - Prior
Contracts").  The  policy  may be  offered  as  individual  coverage  or as an  interest  in a group  policy.  This
Prospectus  provides a detailed  discussion of matters you should consider  before buying a policy.  This policy or certain of its  investment  options may not be  available  in all  jurisdictions.  Various  rights and benefits may differ between  jurisdictions to meet applicable law and/or  regulations.  In particular,  please refer to Appendix
D for a description of certain provisions that apply to AS Trophy Policies sold to New Jersey residents.

What is American  Skandia  offering?  We are offering a type of cash value life insurance  called  "modified single premium variable life insurance."  Each of these technical terms can be explained as follows:

|X|      The coverage is called "life  insurance"  because a death benefit  becomes  payable to a beneficiary  upon the death of the insured  person (if there is a second  insured,  the death  benefit is payable upon the death of the last surviving  insured).  It is "cash value" life insurance  because,  in addition to a death benefit, it also provides  living benefits for the owner,  such as the right to take  withdrawals and the right to take loans using the value of the policy as collateral.

|X|      The  coverage is called  "modified  single  premium"  because we do not accept any premium  other than the first unless we know about the additional  premium during the underwriting  period or an additional  amount is required to keep the policy from being cancelled.

|X|      The coverage is  "variable"  because you can  allocate all or part of your premium to variable  investment options that invest in an  underlying  mutual fund or a portfolio of an underlying  mutual fund.  The variable investment  options are  sub-accounts  of American  Skandia  Life  Assurance  Corporation  Separate  Account F
     ("Account F"). The following  underlying  mutual funds or portfolios of the following  underlying mutual funds are currently  being offered:  American  Skandia Trust,  Montgomery  Variable  Series,  Rydex Variable  Trust,
     INVESCO Variable  Investment Funds,  Inc.,  Evergreen  Variable Annuity Trust,  ProFunds VP and The Prudential
     Series  Fund,  Inc. A  description  of the  portfolios  of these  underlying  mutual funds that are offered as variable  investment  options can be found  beginning on page 18. The  performance of the variable  investment options is not  guaranteed.  You bear the investment  risk if you allocate funds to these  investment  options because the  performance  of these  investment  options can  decrease or  increase.  This can impact the death benefit and the cash value of the Policy.

|X|      The  coverage  also  allows you to  allocate  all or part of your  premium  to a fixed  option to which we credit a fixed rate of  interest.  We  guarantee  the rate of return on this  option.  These  obligations  are supported by our general account.  We bear the investment risk if you allocate funds to this option.

|X|      We believe  this policy will be treated as a "modified  endowment  contract"  under the  Internal  Revenue
     Code (the  "Code").  In  general,  the tax  treatment  of a modified  endowment  contract's  death  benefit is similar to that of death  benefits under life  insurance  policies,  while the tax treatment of the contract's living  benefits are similar to those of living  benefits  under deferred  annuities.  This means that in most circumstances the beneficiary owes no Federal income tax on the death proceeds.  However,  most  distributions from such a policy while the insured is alive,  including  loans,  withdrawals  and surrender,  are taxable to the owner,  like  distributions  from a deferred annuity before annuity  payments begin.  This means that such distributions  are deemed to come first from any gain in the policy.  Any gain is treated as  ordinary  income and may be subject to a 10% tax penalty if taken before your age 59 1/2.

The variable life insurance  policy  described in this Prospectus is not a deposit of or guaranteed by, any bank or bank subsidiary,  and is not insured by the Federal Deposit  Insurance  Corporation,  the Federal Reserve Board, or
any other agency.  The Policy is subject to investment  risks,  including the possible loss of the principal amount invested.
-------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY THE  SECURITIES  AND EXCHANGE  COMMISSION OR ANY STATE
SECURITIES  COMMISSION  NOR HAS THE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED UPON THE  ACCURACY OR
ADEQUACY  OF THIS  PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS A  CRIMINAL  OFFENSE.  PLEASE  READ  THIS
PROSPECTUS AND THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS.  KEEP IT FOR FUTURE REFERENCE.
-------------------------------------------------------------------------------------------------------------------
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ASTr-PROS (09/2001)               CALL 1-800-752-6342 FOR FURTHER INFORMATION    Prospectus Dated: September xx, 2001
-------------------------------------------------------------------------------------------------------------------
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                                                                                                                VLI
-------------------------------------------------------------------------------------------------------------------

                                                    DEFINITIONS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value of your allocation to each Sub-account and any Fixed  Allocation,  plus any earnings and less any losses,  distributions  and charges thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any  distributions and charges thereon,  all before  assessment of any contingent  deferred sales charge or Debt.  Account Value is determined  separately for each  Sub-account and each Fixed  Allocation,  as well as for any amounts in the Loan Account, and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this  Policy.  Initially,  and for the first  Policy  Year,  it is the age last  birthday  of an  Insured  as of the  Policy  Date.  In each  following  Policy  Year,  it is the age last birthday of an Insured as of the preceding  Policy  Anniversary.  If there is more than one Insured,  it is the age of the younger Insured.

APPLICATION  is the form or  combination  of  forms  you  must  submit  to apply  for a  Policy.  If there  are two
Insureds, the Application must be completed for both Insureds.

BENEFICIARY  is a person or entity you  designate for us to pay any Death  Proceeds.  Unless  otherwise  specified,
Beneficiary refers to all persons or entities so designated.

CASH VALUE is the Account Value less any contingent deferred sales charge and Debt.

CASH VALUE  CREDITS are amounts we credit to your Account  Value.  We credit these amounts if your total Cash Value on a Policy Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH BENEFIT is the amount  payable as a result of an Insured's  death before any reduction due to Debt and before addition of any  interest  due  pursuant to law. If there is a second  Insured,  the Death  Benefit is payable upon the death of the last surviving Insured.

DEATH  PROCEEDS  equals the Death  Benefit  less any  reduction  for Debt and after  addition of any  interest  due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

FACE AMOUNT is the Death Benefit as of the Policy Date.

FIXED  ALLOCATION  is an  allocation  of Account  Value to our  general  account  that is  credited a fixed rate of interest.

GROWTH is a portion  of the  Account  Value.  It equals  (a) less (b) less  (c),  where:  (a) is the total  current
Account  Value;  (b) is any Debt;  and (c) is the Premium less any partial  withdrawals  treated as a withdrawal of
Premium.

GUARANTEED  MINIMUM  DEATH  BENEFIT is the  minimum  amount we  guarantee  is payable as a result of the  Insured's death, before any reduction for Debt, even if it is higher than the Required Death Benefit.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain  the right to  specifically  agree in  advance  to  accept  communication  regarding  a  specific  matter by telephone or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the person(s)  upon whose life coverage is issued and as a result of whose death the Death  Proceeds are payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MONTHLY  PROCESSING  DAY/DATE is the Valuation Day each month when we deduct  charges from the Account  Value.  The first Monthly  Processing  Date is the Policy Date.  After that, the Monthly  Processing  Dates  generally occur on the same day of the  month as the  Policy  Date.  If the  Monthly  Processing  Date  occurs  on a day that is not a
Valuation Day, the Monthly Processing Date that month will be the next Valuation Day.

NET SINGLE  PREMIUM is the amount that would be required,  according to the Code and the  regulations  based on the
Code, to fund:  (a) the Policy's  Required  Death  Benefit,  assuming the current  Required Death Benefit would not change;  and (b) future  benefits  and charges  using  assumptions  about:  (i) growth of Account  Value so that it would  equal the  current  Required  Death  Benefit on the Policy  Anniversary  immediately  following  the Insured reaching  Age 100;  and (ii)  charges,  as provided  pursuant to the Code.  The Net Single  Premium  depends on the attained  age,  gender  (where  permitted),  tobacco  usage  class and risk class of each  Insured.  The Net Single
Premium  changes as each Insured ages. The  applicable Net Single  Premiums would change if required under the Code or regulations based on the Code.

OFFICE is our  administrative  office:  American  Skandia Life Assurance  Corporation,  P.O. Box 7045,  Bridgeport,
Connecticut 06601.

OWNER is either an entity or person who may  exercise  the  ownership  rights  provided by a Policy.  If we issue a certificate  representing  interests in a group life insurance policy,  the rights,  benefits,  and requirements of and the events  relating to an Owner, as described in this  Prospectus,  will be your rights as participant in such group policy.  Unless later changed, Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate  we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is a portfolio of an underlying mutual fund.

PREMIUM is the cash  consideration  you give to us for the rights,  privileges  and  benefits  provided by a Policy according  to its  terms.  This  includes  Premium  paid as of the  Issue  Date,  as shown in the  Policy,  and any additional  consideration  we choose to accept.  Acceptance must occur before  completion of the  underwriting  for the Policy.

REQUIRED DEATH BENEFIT is not less than the minimum  amount due as a result of the Insured's  death pursuant to the applicable test we apply in accordance with the Code,  prior to any reduction for Debt.  However,  the factors used to  determine  the Required  Death  Benefit may be higher than  required  under the Code  depending on age,  gender
(where permitted), tobacco usage and risk class and the applicable Policy Year.

SEPARATE  ACCOUNT is our separate  account to which we allocate  assets in relation to our obligations for benefits based on the variable  investment  options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account F) is the separate account utilized for the Policy.

SUB-ACCOUNT is a division of the Separate Account.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT  PRICE is used for  calculating:  (a) the number of Units  allocated  to a  Sub-account;  and (b) the value of transactions  into or out of a Sub-account or benefits based on Account Value in a  Sub-account.  Each  Sub-account has its own Unit  Price,  which  will vary each  Valuation  Period to reflect  the  investment  experience  of that
Sub-account.

VALUATION  DAY/DATE  is every  day the New York  Stock  Exchange  is open for  trading  or any  other  day that the
Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

VALUATION  PERIOD is the period of time between the close of business of the New York Stock  Exchange on successive
Valuation Days.

"We," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"You" or "your" means the Owner.

                                                 SUMMARY OF COSTS

The  following  is a summary of the cost of the  Policies  being  offered,  or, in the case of costs that vary from
Policy to Policy,  a short  description of how such costs are determined.  All of these costs are described in more detail within this Prospectus.

------------------------------ ------------------------------------------------------------------------ -------------------------------
            COST                                          AMOUNT DEDUCTED/                                      WHEN DEDUCTED
                               -----------------------------------------------------------------------
                                                         DESCRIPTION OF COST
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ----------------------------------- ------------------------------------ -------------------------------
Mortality & Expense Risk           Policy Years 1 through 15                Policy Years 16+                        Daily
                                   -------------------------                ----------------
Charge                           0.90% per year of the value of      0.25% per year of the value of
                                        each Sub-account                    each Sub-account
------------------------------ ----------------------------------- ------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Administration Charge                      0.25% per year of the value of each Sub-account                          Daily
------------------------------                                                                          -------------------------------
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
Cost of Insurance                    Risk Class          Issue Ages 16 - 70       Issue Age 71 - 90                Monthly
(See     Appendix    C    for
information   on   guaranteed                                                                           (Pro-rata  from  the  variable
cost  of   insurance   rates.                                                                           and fixed  investment  options
See the  Prospectus  for cost                                                                           in which you maintain  Account
of   insurance    rates   for                                                                           Value)
Policies   issued   with  two
Insureds.)
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
                               Male - No Tobacco                0.60%                   1.10%
------------------------------                                                                          -------------------------------
------------------------------                                                                          -------------------------------
                               Male - Tobacco                   1.20%                   2.60%
------------------------------                                                                          -------------------------------
------------------------------                                                                          -------------------------------
                               Female - No Tobacco              .45%                     .60%
------------------------------                                                                          -------------------------------
------------------------------                                                                          -------------------------------
                               Female - Tobacco                 .80%                    1.15%
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Sales Charge                                     0.25% per year of the Account Value                    Monthly for the 1st 10 Policy
                                                                                                                    Years
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
Contingent Deferred Sales        1      2       3      4      5      6       7      8      9      10     Upon Surrender or Withdrawal
Charge (%)                                                                                                  (Percentage of Premium
                                                                                                          deducted in Policy Years 1
                                                                                                                 through 10)
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
                               10.0   9.5     9.0    8.0    7.0    6.0     5.0    4.0    3.0      0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Maintenance Fee                     $2.50 per month unless Account Value is greater than $75,000                   Monthly
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Transfer Fee                                                   $10.00                                    After the 20th transfer each
                                                                                                                 Policy Year
------------------------------ ------------------------------------------------------------------------ -------------------------------

Refer to Appendix E of this Prospectus for a Summary of Costs of the AS Trophy Policy.

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

Below are the investment  management fees,  other expenses,  and the total annual expenses for each Portfolio as of
December 31,  2000,  except as noted.  The total annual  expenses  are the sum of the  investment  management  fee, other  expenses and any 12b-1 fees.  Each figure is stated as a percentage  of the  Portfolio's  average  daily net assets.  For certain of the  Portfolios,  a portion of the management fee is being waived and/or other expenses are being  partially  reimbursed.  "N/A" indicates that no portion of the management fee and/or other expenses is being waived  and/or  reimbursed.  Any  footnotes  about  expenses  appear  after the list of all the  Portfolios.  Those
Portfolios  whose  name  includes  the prefix  "AST" are  portfolios  of  American  Skandia  Trust.  The  Portfolio information  was provided by the Portfolios  and has not been  independently  verified by us. See the  prospectuses or  statements of  additional  information  of the  Portfolios  for further  details.  The current  prospectus  and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:  (2)
  AST Founders Passport                               1.00%          0.38%          0.00%         1.38%          N/A         1.38%
  AST Scudder Japan (3)                               1.00%          1.78%          0.00%         2.78%         1.03%        1.75%
  AST AIM International Equity                        0.86%          0.24%          0.06%         1.16%          N/A         1.16%
  AST American Century International Growth           1.00%          0.27%          0.00%         1.27%          N/A         1.27%
  AST American Century International Growth II        1.00%          0.26%          0.00%         1.26%          N/A         1.26%
  AST MFS Global Equity                               1.00%          0.87%          0.00%         1.87%         0.12%        1.75%
  AST PBHG Small-Cap Growth                           0.90%          0.16%          0.01%         1.07%          N/A         1.07%
  AST Scudder Small-Cap Growth                        0.95%          0.16%          0.02%         1.13%          N/A         1.13%
  AST Federated Aggressive Growth (3)                 0.95%          6.27%          0.00%         7.22%         5.87%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.20%          0.00%         1.15%          N/A         1.15%
  AST Gabelli Small-Cap Value                         0.90%          0.21%          0.01%         1.12%          N/A         1.12%
  AST Janus Mid-Cap Growth                            1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.16%          0.03%         1.09%          N/A         1.09%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.18%          0.16%         1.24%          N/A         1.24%
  AST Alger All-Cap Growth                            0.95%          0.24%          0.05%         1.24%          N/A         1.24%
  AST Gabelli All-Cap Value (3)                       0.95%          0.64%          0.00%         1.59%         0.14%        1.45%
  AST Kinetics Internet (3)                           1.00%          4.34%          0.00%         5.34%         3.94%        1.40%
  AST T. Rowe Price Natural Resources                 0.90%          0.24%          0.06%         1.20%          N/A         1.20%
  AST Alliance Growth                                 0.90%          0.19%          0.07%         1.16%          N/A         1.16%
  AST MFS Growth                                      0.90%          0.30%          0.00%         1.20%          N/A         1.20%
  AST Marsico Capital Growth                          0.90%          0.14%          0.02%         1.06%         0.02%        1.04%
  AST JanCap Growth                                   0.90%          0.13%          0.01%         1.04%         0.04%        1.00%
  AST Janus Strategic Value (3)                       1.00%          1.41%          0.00%         2.41%         1.06%        1.35%
  AST Alliance/Bernstein Growth + Value (4)           0.90%          0.24%          0.03%         1.17%          N/A         1.17%
  AST Sanford Bernstein Core Value (4)                0.75%          0.24%          0.03%         1.02%          N/A         1.02%
  AST Cohen & Steers Realty                           1.00%          0.22%          0.06%         1.28%          N/A         1.28%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.15%          0.16%         1.06%         0.01%        1.05%
  AST MFS Growth with Income                          0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.17%          0.03%         0.95%         0.01%        0.94%
  AST AIM Balanced                                    0.73%          0.22%          0.00%         0.95%          N/A         0.95%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Global Bond                       0.80%          0.32%          0.00%         1.12%          N/A         1.12%
  AST Federated High Yield                            0.75%          0.21%          0.00%         0.96%          N/A         0.96%
  AST Lord Abbett Bond-Debenture (3)                  0.80%          2.27%          0.00%         3.07%         1.87%        1.20%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.22%          0.00%         0.87%          N/A         0.87%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.56%           0.00%        1.81%         0.25%        1.56%

INVESCO Variable Investment Funds, Inc.:
  Technology                                           0.72%         0.30%           0.00%         1.02%          N/A         1.02%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%          N/A         1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%          N/A         1.09%
  Telecommunications                                   0.75%         0.31%           0.00%         1.06%          N/A         1.06%
  Dynamics                                             0.75%         0.34%           0.00%         1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.29%           0.00%         1.16%         0.15%        1.01%
  Omega                                                0.52%         0.16%           0.00%         0.68%          N/A         0.68%
  Special Equity                                       0.92%         0.25%           0.00%         1.17%         0.13%        1.04%

ProFund VP:
  Europe 30                                            0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  UltraSmall-Cap                                       0.75%         1.34%           0.25%         2.34%         0.29%        2.05%
  UltraOTC                                             0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  OTC (5)                                              0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bear (5)                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bull Plus (5)                                        0.75%         0.95%           0.25%         1.95%          N/A         1.95%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth (6)                0.85%          0.60%          0.25%         1.70%         0.06%        1.70%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

---------------------------------------------------------------------------------------------------------------------------------------
THESE PORTFOLIOS ARE ONLY AVAILABLE TO AS TROPHY POLICIES ISSUED BEFORE THE APPLICABLE  CLOSURE DATE DESCRIBED IN THE SECTION ENTITLED
"VARIABLE INVESTMENT OPTIONS."
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                -------------- ------------- ------------ -------------
American Skandia Trust:
  AST Janus Overseas Growth                           1.00%          0.18%          0.01%         1.19%          N/A         1.19%

Rydex Variable Trust:
  Nova                                                0.75%          0.67%           0.00%        1.42%         N/A          1.42%
  Ursa                                                0.90%          0.69%           0.00%        1.59%         N/A          1.59%
  OTC                                                 0.75%          0.71%           0.00%        1.46%         N/A          1.46%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of American  Skandia Trust has agreed to reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2002.  The caption "Total Annual Fund  Operating  Expenses"  reflects the
     Portfolios'  fees and  expenses  before such  waivers and  reimbursements,  while the caption "Net Annual Fund
     Operating Expenses" reflects the effect of such waivers and reimbursements.
2        American  Skandia Trust (the "Trust")  adopted a Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company  Act of 1940 to permit an  affiliate  of the Trust's  Investment  Manager to receive  brokerage  commissions in connection with purchases and sales of securities held by Portfolios of the
     Trust,  and to use these  commissions  to promote the sale of shares of such  Portfolios.  While the brokerage commission  rates and amounts paid by the various  Portfolios  are not expected to increase as a result of the
     Distribution  Plan,  the staff of the Securities and Exchange  Commission  takes the position that  commission
     amounts  received  under  the  Distribution  Plan  should  be  reflected  as  distribution   expenses  of  the
     Portfolios.  The  Distribution  Fee  estimates  are  derived and  annualized  from data  regarding  commission amounts  directed to the affiliate  under the  Distribution  Plan for the fiscal year ended December 31, 2000.
     Although there are no maximum amounts  allowable,  actual  commission  amounts directed under the Distribution
     Plan will vary and the  amounts  directed  during the first full  fiscal  year of the  Plan's  operations  may differ substantially from the annualized amounts listed in the above chart.
3        These  Portfolios  commenced  operations on October 23, 2000.  "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
4        These Portfolios  commenced  operations on May 1, 2001.  "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
5        These  Portfolios  commenced  operations on January 22, 2001.  "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
6        This Portfolio  commenced  operations on April 15, 2001.  "Other Expenses" are based on estimated  amounts for the fiscal year ending  December  31, 2001 and include a 0.15%  Administration  Fee.  The 0.06% fee waiver and expense  reimbursement  is  currently in effect but may be  eliminated.  Therefore,  the Expense  Examples reflect the Total Annual Portfolio Operating Expenses, not the Net Annual Portfolio Operating Expenses.

                                            DESCRIPTION OF THE OFFERING

This Policy is described  using a "question and answer"  format that assumes you, the  prospective  purchaser,  are asking the questions.  The paragraphs are numbered for your convenience.

                                                    PURCHASERS

[1]      Who should buy this  Policy?  Life  insurance  can be bought to meet a number of needs of  individuals  or entities,  such as  corporations  or trusts.  Different  types of life  insurance  are designed to address certain needs more than others.  This Policy may be appropriate  for a number of persons or entities,  but it may be especially  useful for persons  addressing a range of estate planning  needs.  Because of estate taxes,  purchasers  may  want to  consider  placing  this  type of  coverage  in a trust  or  transferring ownership  of the  Policy in an effort to remove  the asset from  their  estate.  This  Policy may also be useful for persons seeking to make a sizable  donation to a charity or eligible  non-profit  organization, where the  charity  is named  both  Owner and  Beneficiary  of the  Policy,  and the donor is named as the
         Insured.  You should carefully  evaluate with your financial  representative  whether this Policy is right for your  specific  needs in light of your entire  situation and your  personal and  financial  goals.  In particular,  you should  evaluate  the  advantages  and  disadvantages  of  replacing  any  existing  life insurance  or annuity  coverage  with this  Policy.  If you are seeking  specific  tax  consequences,  you should consult with a competent tax advisor as to whether and how your goals may best be achieved.

-------------------------------------------------------------------------------------------------------------------
American  Skandia  offers  several  different  types of  variable  life  insurance  policies  which your  financial professional  may be authorized  to offer to you. Each of these  policies can be structured to address a particular life insurance  need that you may have.  The features,  benefits and charges may differ to some degree between each policy we offer.  Some of these  differences  can affect the amount of your death benefit,  the degree to which you can access some of the policy's Cash Value through loans and  withdrawals  and the charges that you will be subject to if you choose to  surrender  the  policy.  The  compensation  that we pay for sales of these  policies  may also differ.
-------------------------------------------------------------------------------------------------------------------

                                          BENEFITS AT THE INSURED'S DEATH

[2]      What  benefits are due as a result of the Insured's  death?  The benefits due as a result of the Insured's death are the Death  Proceeds.  If there are two  Insureds,  the benefits are due as a result of the death of the last  surviving  Insured.  The Death  Proceeds  are based on the  Death  Benefit  as of the date we receive  all our  requirements  for paying a death  claim and are  satisfied  that the death  claim can be paid.  These  requirements  include,  but are not limited to,  receipt of a valid  death  certificate  and information  we need to make  payments to all  Beneficiaries.  We  determine  the Death  Proceeds by first subtracting any Debt from the Death Benefit.  We then add any interest amount required by law.

[3]      What is the  Death  Benefit?  The Death  Benefit  is the  higher of the  Required  Death  Benefit  and the
         Guaranteed Minimum Death Benefit, each as of the date we receive due proof of death.

[4]      What is the Required  Death  Benefit?  The Required Death Benefit is not less than the minimum amount that must be payable at the Insured's  death,  before  reduction for any Debt,  for the Policy to be treated as life insurance  under the Code. We determine the Required  Death Benefit by multiplying  the Account Value by factors that are  determined  as of the Policy Date.  These  factors vary by the attained  Age,  gender
         (where  permitted),  tobacco  usage and risk class of each Insured and the  applicable  Policy  Year.  The factors we use to determine the Required  Death Benefit may be higher than required  under the Code.  When there are two  Insureds,  the  factors  used to  determine  the  Required  Death  Benefit  are based on an actuarial derivation of the factor applicable for each Insured.

         The following are  representative  examples of the factors on the Policy Date for different Ages,  genders and tobacco  usage  classes,  as well as the amount of the Required  Death Benefit if the Account Value is
         $100,000.  These  examples  assume that the Insured is placed in the  preferred  risk class (see "BUYING A
         POLICY - How do I buy a Policy?" for a description of risk classes.)

         Female, Age 55, not a tobacco user:
         The factor is 3.13.  $100,000 multiplied by 3.13 results in a Required Death Benefit of $313,000.

         Male, Age 60, a tobacco user:
         The factor is 2.05.  $100,000 multiplied by 2.05 results in a Required Death Benefit of $205,000.

         Female, Age 70, a tobacco user:
         The factor is 1.73.  $100,000 multiplied by 1.73 results in a Required Death Benefit of $173,000.

         Male, Age 75, not a tobacco user:
         The factor is 1.43.  $100,000 multiplied by 1.43 results in a Required Death Benefit of $143,000.

         As noted above, the factors depend on the gender (where  permitted),  tobacco usage class,  risk class and attained Age of each  Insured.  The gender and risk class of the Insured  generally  does not change after the Policy  Date.  Therefore,  the only element that changes the factor after the Policy Date is the aging of the Insured(s),  unless the Insured(s)  applies for and we agree to a change in rating or tobacco usage class.

         See Appendix B for a description of how we determine the Required Death Benefit.

[5]      What is the  Guaranteed  Minimum Death Benefit?  We use the Guaranteed  Minimum Death Benefit to determine the Death  Proceeds if the  Guaranteed  Minimum Death Benefit is higher than the Required  Death  Benefit.
         The  Guaranteed  Minimum  Death  Benefit is the minimum  amount  payable at the  Insured's  death,  before reduction for any Debt.

         The Guaranteed Minimum Death Benefit under the following circumstances are:

|X|      On the Policy Date: the Guaranteed Minimum Death Benefit equals the Premium.
         ------------------

|X|      After the Policy Date and until the first Policy  Anniversary:  the  Guaranteed  Minimum  Death Benefit is
         -------------------------------------------------------------
              the Premium less every "reduction due to a withdrawal," which is defined below.

|X|      After the first Policy  Anniversary but before the "target date": the Guaranteed  Minimum Death Benefit is
         ----------------------------------------------------------------
              the higher of the Premium less every  "reduction  due to a withdrawal"  and the highest  "Anniversary
              Value."  "Target  date" is the Policy  Anniversary  when the Insured is Age 75.  "Anniversary  Value"
              is the Account Value on any Policy  Anniversary  less every reduction due to a withdrawal  since that
              Policy Anniversary.

|X|      On or after the "target  date":  the  Guaranteed  Minimum  Death Benefit is the higher of the Premium less
         ------------------------------
              every  "reduction due to a withdrawal"  and the highest  Anniversary  Value, as defined above in (c), as of the "target date," less every "reduction due to a withdrawal" after the "target date."
|X|      Insured is Age 75 or older on the Policy Date:  the  Guaranteed  Minimum Death Benefit is the Premium less
         ---------------------------------------------
              every "reduction due to a withdrawal."
|X|      Policy is issued for two (2)  Insureds:  the  Guaranteed  Minimum Death Benefit is based on the age of the
         --------------------------------------
              younger  Insured,  or what would have been the age of the  younger  Insured  if the  younger  Insured predeceases the older Insured.

         A "reduction due to a withdrawal" is a  proportional  reduction.  It equals the ratio by which the Account
         Value is reduced by a partial  withdrawal or a payment  under the  Accelerated  Death  Benefit  provision, described  below in the section of the same name,  multiplied by the  Guaranteed  Minimum Death Benefit as of the  effective  date of such partial  withdrawal or payment.  For example,  if the  Guaranteed  Minimum
         Death Benefit  before a partial  withdrawal is $100,000 and the Account Value is $120,000,  the Guaranteed
         Minimum Death Benefit after a $60,000  partial  withdrawal (a 50% reduction in the Account Value) would be
         $50,000 (a 50% reduction in the Guaranteed Minimum Death Benefit).

[6]      What is the Face Amount?  The Face Amount is the Required Death Benefit on the Policy Date.

[7]      How are Death  Proceeds  paid and to whom are they  paid?  We pay the Death  Proceeds  as a lump sum or in accordance  with the terms of  whatever  settlement  options  we then  make  available  to  Beneficiaries.
         Generally,  Beneficiaries  can  choose  a lump sum or one of the  settlement  options  we make  available.
         However,  you may choose the method of payment for your  Beneficiaries  if you notify us In Writing before the Insured's death how you want the Death Proceeds to be paid.

                                           ACCOUNT VALUE AND CASH VALUE

[8]      What is the  Account  Value?  The  Account  Value is the value of a Policy  before any  deduction  for any contingent  deferred  sales  charge  or Debt.  It is the  total of the  Account  Value  allocated  to each
         Sub-account  and any  Fixed  Allocation  plus any  Account  Value in the Loan  Account.  You may  allocate
         Account  Value to the variable  investment  options,  which are each of the  Sub-accounts  of the Separate
         Account,  or to Fixed  Allocations.  Any  portion of the  Account  Value  maintained  in the Loan  Account serves as collateral for outstanding Policy loans.

[9]      How do we determine the Account Value?

         Variable  Investment  Options:  On each  Valuation  Date,  the Account  Value in any  variable  investment
         -----------------------------
         option you utilize equals the number of Units you then maintain in that  investment  option  multiplied by that  investment  option's  then current Unit Price.  When you allocate all or a portion of the Premium to an investment  option or when you transfer  Account  Value into a variable  investment  option,  Units are purchased  using  the then  current  Unit  Price.  When you take all or a  portion  of a  distribution  or benefit  from a variable  investment  option or you  transfer  Account  Value  from a variable  investment option,  Units are sold at the then  current  Unit  Price in order to fund that  distribution,  benefit or transfer.

         Fixed  Allocations:  We  credit a fixed  rate of  interest  to  Fixed  Allocations.  From  time to time we
         ------------------
         declare  interest rates applicable to new Fixed  Allocations.  Any change in interest rate does not affect
         Fixed Allocations that were in effect before the date of the change.  If you make a Fixed  Allocation,  we credit the rate then in effect to that  Fixed  Allocation  until the next  Policy  Anniversary.  Once that
         Policy  Anniversary is reached,  we credit,  for the next Policy Year, the then current rate applicable to new  Fixed  Allocations.  This  applies  to all  your  Fixed  Allocations  then  in  effect.  During  each subsequent  Policy  Year,  the rate we credit for that Policy Year is the one then in effect for new Fixed
         Allocations.

-------------------------------------------------------------------------------------------------------------------
The Policy  offered  pursuant to this  Prospectus  includes  Fixed  Allocations.  These Fixed  Allocations  are not
registered as a security with the  Securities  and Exchange  Commission  under either the Securities Act of 1933 or the Investment  Company Act of 1940. The Fixed  Allocations  are not subject to these Acts.  Information  about the
Fixed  Allocations is included in this  Prospectus to help with your  understanding  of the features of the Policy.
The staff of the Securities and Exchange  Commission has not reviewed this  information.  However,  the information may be subject to certain generally  applicable  provisions of the Federal  securities laws regarding  accuracy and completeness. The assets supporting Fixed Allocations are held in American Skandia's general account.
-------------------------------------------------------------------------------------------------------------------

[10]     How does American  Skandia  determine the interest rate for Fixed  Allocations?  We determine the interest rate  applied to Fixed  Allocations  based on our  assessment  of the  earnings we expect to achieve  when investing to support these  obligations,  our costs,  competition,  profit targets and other  factors.  We have sole  discretion  to determine  the rates.  However,  the interest  rate will never be less than 3.0%
         per year, compounded yearly.

[11]     How does  American  Skandia  determine  the  Account  Value in the Loan  Account?  We credit  interest  to
         Account  Value in the Loan Account at a rate  determined  by whether the loan is a  "preferred"  loan or a
         "standard"  loan.  As of the date of this  Prospectus,  we currently  credit  interest to Account Value in the Loan Account at the rate of 6.0% per year,  compounded  yearly on "preferred" loans and 4.0% per year, compounded  yearly on "standard"  loans.  See the section  entitled  "Loans" for a description of standard and preferred loans.

[12]     What is the Cash Value?  The Cash Value is the total  Account  Value less any  contingent  deferred  sales charge and Debt.

[13]     Do I have to  maintain a minimum  Cash  Value?  The answer  depends on whether  there is any Debt.  You do not have to maintain a minimum  Cash Value if there is no Debt,  except if you take a partial  withdrawal.
         We will inform you if, on a Monthly  Processing  Date,  your Cash Value equals or is less than zero.  Such
         Monthly  Processing  Date will be the beginning of the grace period.  At that time we will also inform you of the  amount  you can pay if you wish to  reestablish  any Cash  Value.  No  payment  is  required.  The
         Policy  remains in force with the Death  Benefit equal to the  Guaranteed  Minimum Death Benefit as of the beginning of the grace period.

         If there is any Debt,  there must  always be enough  Cash Value so that  after we deduct any  charges  the
         Cash Value is more than zero.  If the Cash Value  would be zero or less after we deduct  charges,  we send you a notice  giving  you a 61-day  "grace  period" to send us a required  amount.  If this  amount is not paid by the end of the grace period, the Policy ends without value.

                                                CASH VALUE CREDITS

[14]     What are Cash Value  Credits?  Cash Value  Credits  are amounts we credit to your  Account  Value based on growth in your  Policy's  Cash Value.  We  determine if your Policy is eligible for a Cash Value Credit on each Policy  Anniversary.  If your Policy  qualifies to receive Cash Value  Credits,  we will credit 0.25%
         of your Policy's  Cash Value to your Account Value on the  applicable  Policy  Anniversary.  Your Policy's eligibility for Cash Value Credit may change from year to year.

[15]     How does my Policy  qualify for Cash Value  Credits?  To qualify  for Cash Value  Credits as of any Policy
         Anniversary,  the Cash Value of your Policy must equal or exceed 200% (2X) of the  Premiums  you have paid as of the Policy  Anniversary  date you  qualify.  Whether  your Cash Value  meets or exceeds  the trigger depends on the investment  performance of the investment options,  partial  withdrawals,  Debt and whether you pay back any loans or loan  interest.  Please  note,  even if your  Account  Value is greater than the
         Cash Value  trigger,  you may not have reached the trigger  amount,  since the Cash Value may be less than the Account Value due to the contingent deferred sales charge and any Debt.

[16]     Who pays for the Cash Value  Credits,  and how are they paid?  We pay for any Cash  Value  Credits  out of our general  account.  Cash Value  Credits  primarily  reflect our return of a portion of the fixed annual charges we deduct from the Separate  Account on a daily basis for all Policy  Owners.  For  Policies  that qualify to receive Cash Value  Credits,  the Credits are provided as an  alternative to lowering the fixed annual charges.

         We allocate any Cash Value Credits due on the applicable  Policy  Anniversary  to the variable  investment options  and  Fixed  Allocations  in which  you  then  maintain  Account  Value.  We make the  allocations pro-rata based on the Account Value in the variable  investment  options and any Fixed  Allocations on the applicable  Policy  Anniversary.  No allocation is made to the Loan Account.  Cash Value Credits cannot be used to repay Debt.

                                                       COSTS

[17]     What kinds of charges  are there for this  Policy?  The Policy has four (4)  different  kinds of  charges:
         (1) charges we assess daily against  assets  maintained in the Separate  Account,  which only apply to the
         Account  Value you allocate to the variable  investment  options;  (2) charges we deduct  monthly from the
         Account  Value and which are due in all Policy  Years until Age 100;  (3) charges  that we deduct  monthly from the  Account  Value only for the first ten Policy  Years;  and (4)  "contingent"  charges,  which are those  charges  that you only pay in certain  specified  circumstances.  There are also fees and  expenses charged by the Portfolios.

[18]     What  are the  charges  assessed  against  the  Separate  Account  and when are  they  paid?  We  assess a mortality  and  expense  risk  charge and an  administration  charge  against  the assets in the  Separate
         Account.  The  mortality  and  expense  risk  charge is 0.90% per year for  Policy  Years 1 through 15 and
         0.25% for Policy Years 16 and  thereafter.  The  mortality  and expense risk we assume is that charges and fees  under the  Policy  will be  insufficient  to meet our  long-term  costs  and  expenses  in  issuing, administering  and  paying  claims  based  on our  obligations  under  the  Policy.  The  charge  for  the administrative  expenses  connected  with  operating  the  Separate  Account is 0.25% per year.  The 0.25%
         charge  for  administrative  expenses  does not  decrease  after the 15th  Policy  Year.  We assess  these charges  each  Valuation  Period  against  the daily  value of each  Sub-account.  We reserve the right to assess the Separate  Account for any taxes that may be  attributed  to it.  Currently,  no such charge for taxes is assessed.

[19]     What monthly  charge  applies in all Policy Years?  We deduct the cost of insurance  charge.  We take this charge from your Account Value,  in advance,  each Monthly  Processing  Day. The charge is a percentage of your then current Account Value.

[20]     How much is the cost of insurance  charge?  The cost of insurance  charge is not a constant dollar amount, in part because it is a percentage  of your Account  Value.  The  percentage of your Account Value that we charge  differs  depending  on four  factors:  (1) whether we issue the Policy for only one Insured or for two; (2) the Age(s) of the  Insured(s)  as of the Policy  Date;  (3) the gender of the  Insured(s),  where permitted;  and (4) the tobacco usage class(es) of the  Insured(s).  We reserve the right to also have the percentage  decrease  based on the size of the  Premium.  We will no  longer  deduct a charge  for cost of insurance on or after the Insured reaches Age 100.

         The actual charge is a monthly charge.  The equivalent  yearly cost of insurance  charges as of the Policy
         Date are shown  below for a Policy  issued  for one  Insured.  The  charges  will be  different  if we are required  by law to  charge  the  same  amount  for  males  and  females.  For  purposes  of this  and the succeeding table, "Age" is as of the Policy Date.

                           ----------------------------- -----------------------------------------------------------
                                    Risk Class                             Cost of Insurance Rate
                                                                     (annual charge - deducted monthly)
                           ----------------------------- -----------------------------------------------------------
                           ----------------------------- ----------------------------- -----------------------------
                                                              Issue Ages 16 - 70             Issue Age 71 -90
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Male No Tobacco                          0.60%                         1.10%
                           Male Tobacco                             1.20%                         2.60%
                           Female No Tobacco                         .45%                          .60%
                           Female Tobacco                            .80%                         1.15%
                           ----------------------------- ----------------------------- -----------------------------

         If the Policy is issued for two Insureds,  the yearly  percentages  of the Account Value we deduct for the cost of insurance  will depend on the tobacco usage  classes of the  Insureds.  The following are examples of  applicable  charges as of the Policy Date.  The charges will be different if we are required by law to charge the same amount for males and females.

                           ------------------------------------------- ---------------------------------------------
                                           Risk Class                             Cost of Insurance Rate
                                                                            (annual charge - deducted monthly)
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male No Tobacco/Female No Tobacco                               .30%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male No Tobacco/Female Tobacco                                  .35%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male Tobacco/Female No Tobacco                                  .35%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male Tobacco/Female Tobacco                                     .75%
                           ------------------------------------------- ---------------------------------------------

         We reserve  the  right,  subject to any  required  regulatory  approvals,  to change the  current  cost of insurance  charge,  subject to the maximum cost of insurance  charge  described  below.  Any change in the cost of  insurance  charge will be based on changes in our future  expectations  of  mortality,  expenses, persistency,  investment  earnings  and any taxes.  Changes in the cost of  insurance  charge  will not be made  because  of a  deterioration  in an  Insured's  health,  nor will they be made to  recoup  any prior losses.  The changes  will be  determined  only  prospectively  and will comply  with the  procedures  and standards on file with the insurance department for the jurisdiction where the Policy is delivered.

[21]     Is there a maximum cost of  insurance  charge?  We monitor the cost of  insurance  charge so that it never exceeds a guaranteed  maximum  charge.  We determine the guaranteed  maximum as if we were charging you an increasing  amount based on the Insured's  attained Age and were  assessing  that charge on the difference between the Death  Benefit and the Account  Value.  If the  percentages  we  otherwise  would charge would exceed the guaranteed maximum, we only charge the guaranteed maximum.

         The guaranteed  maximum cost of insurance  charge depends on the tobacco usage class and risk class of the
         Insured(s).  Also,  if  required  by law,  unisex  charges  will  apply.  We base the  guaranteed  maximum charges on the sex distinct 1980  Commissioners  Standard  Ordinary  Ultimate  Mortality  Table,  age last birthday  unless unisex rates apply.  See Appendix C for a table of the maximum cost of insurance  charges for different age, gender and tobacco usage classes.

[22]     What monthly  charges apply only for a specified  number of Policy  Years?  We deduct the sales charge for a specified number of Policy Years.

[23]     How much is the sales  charge and when do I pay it? We deduct the sales  charge  during the first ten (10)
         Policy  Years.  It is a  percentage  of your Account  Value and is the  equivalent  of 0.25% per year.  We deduct this charge from your Account  Value each  Monthly  Processing  Day. The charge is a percentage  of your then  current  Account  Value.  If you  surrender  your Policy or take a partial  withdrawal,  we may deduct a contingent  deferred  sales charge,  as described  below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

         There are certain  circumstances  which may result in reduction or elimination of the sales charge.  These are  exactly  the same  circumstances  that may  result in  reduction  or  elimination  of the  contingent deferred  sales  charge,  as  described  below in response  to the  question  "How much is the  contingent deferred sales charge and when must I pay it?"

[24]     What are the contingent  charges?  The contingent  charges are: (1) the contingent  deferred sales charge;
         (2) the maintenance fee; and (3) the transfer fee.

[25]     How much is the contingent  deferred  sales charge and when must I pay it? The  contingent  deferred sales charge is a  percentage  of the  Premium  that is charged if you  surrender  or withdraw  any amount:  (a)
         during the first  nine (9)  Policy  Years;  and (b) that,  according  to our  rules,  is a  withdrawal  of
         Premium,  not a  withdrawal  of  Growth.  It may be  assessed  at the time of any  partial  withdrawal  or surrender,  unless the Policy qualifies for a  medically-related  waiver of these charges, as discussed in the section of this Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Policy Year               1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Percentage (%)         10.0       9.5      9.0      8.0      7.0      6.00      5.0      4.0      3.0       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

         From time to time,  and to the extent  permitted  by law, we may reduce the amount of the sales charge and the contingent  deferred sales charge,  the period during which such charges apply, or both, when Policies are sold to persons or groups of  persons in a manner  that  reduces  sales  expenses.  We would  consider such  factors  as:  (a) the  size and  type of  group;  (b) the  amount  of  Premiums;  and/or  (c)  other transactions where sales expenses are likely to be reduced.

         No sales charge or contingent  deferred  sales charge is imposed when, as of the Policy Date, the Owner or the Insured of a Policy  issued  pursuant to this  Prospectus  is: (a) any parent  company,  affiliate  or subsidiary of ours; (b) an officer, director,  employee, retiree, sales representative,  or in the case of an  affiliated  broker-dealer,  registered  representative  of such  company;  (c) a director,  officer or trustee of any  underlying  mutual fund; (d) a director,  officer or employee of any  investment  manager, sub-advisor,  transfer agent,  custodian,  auditing,  legal or  administrative  services  provider that is providing  investment  management,  advisory,  transfer  agency,  custodianship,  auditing,  legal  and/or administrative  services to an  underlying  mutual  fund or any  affiliate  of such firm;  (e) a director, officer,  employee or registered  representative  of a broker-dealer  or insurance  agency that has a then current selling agreement with us and/or with American Skandia  Marketing,  Incorporated;  (f) a director, officer,  employee or authorized  representative  of any firm providing us or our affiliates  with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other  services;  (g) the then current  spouse of any such person noted in (b) through (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i) the child(ren) or other legal  dependent under the age of 21 of any such  person  noted in (b) through  (h);  and (j) the  siblings  of any such  persons noted in (b) through (h) above.

[26]     How much is the  maintenance  fee and when  must I pay it?  The  maintenance  fee is $2.50 per  month.  We take the charge from your Account Value monthly in advance.  However,  we will waive the  maintenance  fee on any Monthly Processing Day if your Account Value is $75,000 or greater.

[27]     How much is the transfer fee and when must I pay it? We charge  $10.00 for every  transfer  after the 20th in each Policy Year.  That includes  transfers  into a Fixed  Allocation  and any  transfers  from a Fixed
         Allocation  unless the transfer  occurs on a Policy  Anniversary.  It does not include  transfers  made as part of any dollar cost  averaging  program we offer.  For this purpose,  all transfers  occurring  during the same  Valuation  Period are  considered  one  transfer.  We assess the transfer fee at the time of any transfer which is subject to the fee.

[28]     How are charges  deducted from Account Value?  We deduct  charges from your  investment  options  pro-rata based on the Account  Value in each  investment  option.  If you maintain  Account  Value in more than one
         Fixed  Allocation  in a Policy Year,  any  applicable  charges will be deducted on a "last-in,  first-out"
         basis,  starting with the last Fixed  Allocation  that was made prior to the Monthly  Processing  Date the deduction  is made.  Upon  surrender or  withdrawal,  we assess  charges  against the  investment  options pro-rata in the same ratio as Account Value is being withdrawn from such investment options.

[29]     What  charges do the  Portfolios  make?  We do not assess any charges  directly  against  the  Portfolios.
         However,  each Portfolio charges a total annual fee comprised of an investment  management fee,  operating expenses and any distribution  and service (12b-1) fees that may apply.  More detailed  information  about fees and charges can be found in the  prospectuses  for the  Portfolios.  Please  also see  "Service  Fees
         Payable by Underlying Funds".

                                                  BUYING A POLICY

[30]     How do I buy a Policy?  We have  established  certain  underwriting  standards to determine  insurability.
         We require  you to submit an  Application  to provide  information  that  enables us to  determine  if our standards have been met. We may require  additional  information,  including,  but not limited to, some of the proposed  Insured's  medical records and may also require the proposed Insured to take certain medical tests.  We  evaluate  this  information  to  determine  whether  we can issue a Policy.  When we  evaluate whether to issue a Policy,  we will also  determine  whether the proposed  Insured is in the tobacco usage class and/or must be placed in a  substandard  risk class.  If the proposed  Insured  meets our  standards and we have  received a Premium,  we will issue a Policy.  When issued,  your Policy will  indicate if the
         Insured is in the tobacco  usage class and whether the Insured was placed in a  substandard  risk class in order to issue the  Policy.  If our  standards  are not met and we  received a Premium,  we will return an amount equal to the Premium to you.  No interest will be paid.

         Age Restrictions: The Insured may not be less than Age 16 or older than Age 90 on the Policy Date.

         Tobacco  Usage  Class:  The  Insured's  tobacco  usage  class is a factor  used to  determine  the cost of insurance  charge.  The Insured's  tobacco  usage class is also used to determine  the Net Single  Premium
         Factor  used to  calculate  the Face  Amount and the  Required  Death  Benefit  under the  Policy.  If the
         Insured was included in the tobacco usage class on the Policy's Issue Date and  subsequently  ceases to be a tobacco user after the first Policy Year, the Insured may apply for a change in status.

         Substandard  Risk Class:  If the Insured is placed in a  substandard  risk class,  the Net Single  Premium
         Factor  used to  determine  the Face  Amount and the  Required  Death  Benefit  under the  Policy  will be different  than for an Insured in the  preferred  risk class.  For Insureds in a  substandard  risk class, the change in the Net Single  Premium  Factors will  generally  result in a lower Face Amount and Required
         Death  Benefit  as  compared  to an Insured in the  preferred  risk  class.  NOTE:  Where  allowed by law,
         Policies issued to Insured(s) in a substandard  risk class may not be eligible for certain  benefits under the Policy.  Currently,  we do not offer the  medically-related  waiver  provision  or  accelerated  death benefit to Insureds in a substandard risk class.

         To the extent  permitted  by law, we reserve the right to apply  differing  standards of  insurability  to persons  who may be part of a group or who may  qualify,  for some other  reason,  as part of a  different class.  Such classes may include,  but are not limited to,  persons  seeking a Policy who are applying all or a portion of proceeds from an insurance or annuity  contract,  or proceeds of a redemption from another financial  product,  such as mutual  funds.  One of the  criteria we may apply in such a situation is that such differing standards of insurability apply only after maintaining funds in such policy,  contract,  or financial product for a specified period of time.

[31]     What is the  Premium,  and when do I pay it? The minimum  Premium we generally  accept is $10,000.  We may accept  less under  certain  circumstances.  The  maximum we accept  without  prior  approval  by our home office is $500,000.  If you are seeking a specific  Face Amount,  the Premium will depend on the Insured's age,  tobacco  usage class,  risk class and gender,  where  permitted.  We will  determine the Face Amount using the Premium as the Net Single  Premium for the Insured's  age,  tobacco usage class,  risk class and gender, where permitted.

         You may submit  Premium with the  Application  if: (a) the Insured is not over age 80; and (b) the Insured meets certain medical  underwriting  criteria.  If any portion of the Premium is to be received as part of a replacement of a life insurance,  endowment or annuity policy then we must receive all our  requirements
         In Writing for all such  replacements  as of the same date and any additional  Premium  amounts other than the  proceeds  of such  replacement  must be  received  by us at our Office at the same time as we receive such  requirements In Writing.  Replacements  include  tax-free  exchanges  subject to our acceptance.  We will  immediately  return any Premium that should not have been submitted based on these  criteria.  If we would not accept Premium with the  Application or you chose not to submit a Premium with the  Application, we will notify you if and when we have accepted the Application  and agreed,  subject to submission of the
         Premium,  to issue a Policy.  We will not issue a Policy until we receive  Premium at our Office.  We will not accept Premium of which we were not informed at the time you submit the Application to us.

         You may  choose to use our funds  transfer  authorization  procedures  as part of buying a Policy.  If you elect this  procedure,  you  authorize us to redeem  funds from one or more  financial  institutions  with which you  currently  maintain  funds and use those funds to pay Premium.  You must do so In Writing using a form that  authorizes us to obtain such funds only if and when we have  determined  that the Application meets our standards  for issuing a Policy.  If you use this  procedure,  you must provide us with all such authorizations  simultaneously.  If you wish to also pay any  additional  amounts,  we must  receive  such
         Premium amounts at the same time we receive such authorizations.

         The standards we apply in reviewing the Application  may depend on factors such as the proposed  Insured's age and the  amount of Premium to be applied to the  Policy.  In certain  cases,  we may apply  simplified standards.  However,  the  Premium  amount  you state in the  Application  may be an  estimate  if you are planning:  (a) to replace a life insurance,  endowment or annuity policy; (b) to exchange a life insurance or endowment  policy;  or (c) to use our funds transfer  authorization  procedures.  If we used simplified standards  based on a Premium  estimate but the actual  amounts we receive to be applied as Premium exceed the limits for such  standards,  we reserve  the right,  to the extent  permitted  by law,  to not issue a
         Policy and return such  amounts  directly to you or, on your behalf,  to the  financial  institution  from which the funds  were  obtained.  We cannot  guarantee  such  institution  will  accept the return of such amounts.

[32]     Do I have  coverage  while my  Application  is being  reviewed?  We may  issue you a  temporary  insurance agreement  during the  "underwriting  period." The  "underwriting  period" is the period  between the time you  first  apply for a Policy  and the time we either  issue the  Policy or decide  not to issue  one.  A temporary insurance agreement may be issued if:

|X|      the Application is completed in full;
|X|      the  Insured  answers  "no" to  certain  questions  on the  Application  (these  are  questions  we use as indicators of whether we will issue temporary insurance);
|X|      the Insured is age 80 or younger; and
|X|      a Premium is submitted with the Application.

         If we issue a temporary  insurance  agreement  and the Insured  (both  Insureds if there are two Insureds)
         dies  during  the  underwriting  period,  the  temporary  insurance  benefit  will be  payable  if all the conditions of the temporary  insurance  agreement are satisfied.  The  underwriting  period generally will not exceed 90 days. If the Insured(s)  die(s) during the  underwriting  period and no temporary  insurance agreement was in effect, no benefit is payable.

         We will return any Premium  submitted with the  Application if we cannot complete  underwriting  within 90 days  from the  date  the  Application  is  signed.  If you  notify  us  promptly,  we will  continue  the underwriting  process and notify you if and when you meet our  standards  for  issuing a Policy,  at which time you may once again send us a Premium.

         Temporary  insurance  ends 90 days  after the  Application  is  signed,  even if the  underwriting  period exceeds 90 days. In certain  jurisdictions,  the underwriting  period and the temporary  insurance benefit is limited to 45 days.

[33]     What is the temporary  insurance benefit?  If the Insured dies while temporary  insurance is in effect, we pay the  Beneficiary  the lesser of the Face Amount that would be in effect on the Policy Date if a Policy had been issued or $250,000.  This  $250,000  maximum  applies to all temporary  insurance  then in effect with us.  Premium amounts in excess of this benefit are returned to you, without interest or earnings.

[34]     How and when is my Premium  invested?  We invest the  Premium on the Issue Date.  You can request  that we allocate the Premium using one or more variable  investment  options and/or a Fixed  Allocation.  However, we  initially  invest  the  portion of the  Premium  that you  indicate  to us that you want  invested  in variable  investment options in the AST Money Market  Sub-account,  unless you submit a "return waiver" In
         Writing  before the Issue Date,  where  permitted by law. A return  waiver is an election by you to invest as soon as possible in the variable  investment  options of your choice.  If you submit a "return  waiver"
         and then decide to return your Policy  during the right to cancel  period,  you may receive back less than the  Premium.  Generally,  we  transfer  the  Account  Value in the AST Money  Market  Sub-account  to the variable  investment  options you request as of the Valuation  Date which is on or  immediately  after the
         15th day after the date we issue a Policy.  However,  we will make the transfer as of a later date if your right to cancel period is longer than 10 days to meet state law requirements.

[35]     What  happens  if I change my mind  about  buying a Policy?  You have a  "free-look"  or "right to cancel"
         period  during which you can change your mind about buying a Policy.  The right to cancel  period is never less than 10 days from the date you receive your  Policy.  It may be longer  depending  on the  applicable state law and the  circumstances  of your  purchase.  If you return  your Policy to us within the right to cancel  period,  we  generally  will return the greater the Premium  paid or your  Account  Value plus any charges  deducted  from your Account  Value.  However,  if you have  submitted a "return  waiver," we will return only your Account  Value plus any charges  deducted  from your Account  Value.  This may be more or less than Premium paid.

                                            VARIABLE INVESTMENT OPTIONS

[36]     What are the  investment  objectives  and  policies of the  variable  investment  options?  Each  variable investment  option is a Sub-account of American  Skandia Life Assurance  Corporation  Variable  Account F.
         Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any
         Portfolio in which you are  interested.  The following chart  classifies  each of the Portfolios  based on our assessment of their  investment style (as of the date of this  Prospectus).  The chart also provides a short  description  of each  Portfolio's  investment  objective (in italics) and a summary  description of their key policies to assist you in  determining  which  Portfolios may be of interest to you. There is no guarantee that any underlying mutual fund portfolio will meet its investment objective.

         The  name  of  the  advisor/sub-advisor  for  each  Portfolio  appears  next  to  the  description.  Those portfolios  whose  name  includes  the  prefix  "AST"  are  portfolios  of  American  Skandia  Trust.  The
         investment  manager  for  AST  is  American  Skandia  Investment  Services,   Incorporated  ("ASISI"),  an
         affiliated  company of American  Skandia.  However,  a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

         Some of the  Portfolios  available  as  Sub-accounts  under the Policy are  managed by the same  portfolio advisor or  sub-advisor  as a retail  mutual fund that the  Portfolio  may have been modeled  after at the
         Portfolio's  inception.  Certain  retail mutual funds may also have been modeled after a Portfolio.  While the investment  objective and policies of the funds may be substantially  similar,  the actual investments made by the funds will  differ to varying  degrees.  Differences  in the  performance  of the funds can be expected,  and in some cases could be  substantial.  Details about the  investment  objectives,  policies, risks,  costs and  management of the Portfolios are found in the  prospectuses  for the underlying  mutual funds.

========================================================================================================================================
Effective  March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Policy,  except as noted below.  Owners of Policies  issued on or before  February 29, 2000 with Account Value  allocated to the AST Janus Overseas Growth
Sub-account will be allowed to allocate Account Value,  make subsequent  premium payments or make transfers into the AST Janus Overseas
Growth  Sub-account.  Bank drafting,  dollar cost averaging,  asset  allocation and  rebalancing  programs will be allowed to continue.
However, no changes involving the AST Janus Overseas Growth Sub-account may be made to such programs.

The Portfolio may be offered as a Sub-account to Contract Owners at some future date;  however,  at the present time,  American Skandia has no intention to do so.
========================================================================================================================================

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized  financial  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC Sub-accounts.  Contract Owners and/or their authorized  financial  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Bank drafting,  dollar cost averaging,  asset  allocation and rebalancing  programs that were effective  on or before  March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Money  Market:  seeks high current  income and to maintain  high levels of  liquidity.  The
   MONEY MARKET     Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average   Wells Fargo Capital
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Management, Inc.
                    maturities of not more than 397 days.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%    Lord, Abbett & Co.
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to
       BOND         maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities  ("junk bonds").  These fixed income securities
 HIGH YIELD BOND    may include preferred stocks,  convertible  securities,  bonds,  debentures,  notes,  equipment   Federated Investment
                    lease  certificates  and  equipment  trust  certificates.  A fund  that  invests  primarily  in        Counseling
                    lower-rated  fixed  income  securities  will  be  subject  to  greater  risk  and  share  price fluctuation  than a typical fixed income fund,  and may be subject to an amount of risk that is comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    dollar-denominatedt  bonds.  The Portfolio  will invest in all types of bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces  and  municipalities  as  well as  investment  grade  corporate  bonds, mortgage and  asset-backed  securities and high-yield  bonds of U.S. and foreign  issuers.  The
   GLOBAL BOND      Sub-advisor bases its investment decisions on fundamental market factors,  currency trends, and      T. Rowe Price
                    credit  quality.  The  Portfolio  generally  invests  in  countries  where the  combination  of   International, Inc.
                    fixed-income returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor believes that the currency risk can be minimized through hedging.  The  Portfolio  may also  invest up to 20% of its  assets in the  aggregate  in below investment-grade,  high-risk bonds ("junk bonds"). In addition,  the Portfolio may invest up to
                    30% of its assets in mortgage-backed  (including  derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally
ASSET ALLOCA-TION   invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST AIM Balanced:  seeks to provide a well-diversified  portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet its objective
                    by  investing,  normally,  a minimum of 30% and a maximum of 70% of its total  assets in equity      A I M Capital
                    securities  and a minimum  of 30% and a maximum of 70% of its total  assets in  non-convertible     Management, Inc.
                    debt  securities.  The  Sub-advisor  will primarily  purchase  equity  securities for growth of capital and debt securities for income purposes.
     BALANCED

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
  EQUITY INCOME     that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Alliance  Growth and Income  (f/k/a AST Lord Abbett  Growth and Income):  seeks  long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value.
                    The Portfolio  normally will invest in common stocks (and  securities  convertible  into common
                    stocks). The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the     Alliance Capital
                    Portfolio's  assets  invested  in  securities  that are  selling at  reasonable  valuations  in     Management, L.P.
                    relation to their fundamental  business prospects.  The stocks that the Portfolio will normally
      GROWTH        invest in are those of seasoned  companies that are expected to show  above-average  growth and
        &           that the Sub-advisor believes are in sound financial condition.
      INCOME

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
                    with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at
      GROWTH        least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred      Massachusetts
        &           stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio    Financial Services
      INCOME        invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any         Company
     (Cont.)        size, the Portfolio generally focuses on companies with larger market  capitalizations that the
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,      Cohen & Steers
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,   Capital Management,
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real           Inc.
                    estate. Real estate companies may include real estate investment trusts or REITs.
                    ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common  stocks of companies  included in the S&P 500(R).  In seeking to  outperform  the S&P 500, the  Sub-advisor  starts  with a  portfolio  of stocks  representative  of the  holdings of the
  MANAGED INDEX     index.  It then uses a set of fundamental  quantitative  criteria that are designed to indicate   Sanford C. Bernstein
                    whether a particular  stock will  predictably  perform  better or worse than the S&P 500. Based        & Co., LLC
                    on these  criteria,  the  Sub-advisor  determines  whether the  Portfolio  should  over-weight, under-weight or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the Sub-advisor also may determine that based on the quantitative  criteria,  certain equity  securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the  Russell  1000 Index (the  "Russell  1000").  The Russell  1000 is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
    LARGE CAP       companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35     Alliance Capital
      EQUITY        companies  primarily from the Russell 1000 Growth Index  constituting  approximately 50% of the     Management, L.P.
                    Portfolio's  net  assets and 35-50  companies  primarily  from the  Russell  1000  Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected,
                    high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.     Alliance Capital
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Management, L.P.
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.

    LARGE CAP
      EQUITY
     (Cont.)
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of      Janus Capital
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products       Corporation
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Strategic  Value:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective by investing  primarily in common stocks with the  potential for long-term  growth of capital using a "value" approach.  This value approach emphasizes  investments in companies the
                    Sub-advisor believes are undervalued  relative to their intrinsic worth.  Realization of income      Janus Capital
                    is not a significant  consideration when choosing investments for the Portfolio.  The Portfolio       Corporation
                    will  generally  focus on the  securities of larger  companies,  however,  it may invest in the securities of smaller  companies,  including  start-up  companies offering emerging products or services.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other
                    things, the Portfolio seeks to identify compelling buying opportunities  created when companies   Sanford C. Bernstein
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.

      ALL-CAP
      EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or  GAMCO Investors, Inc.
                    smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
                    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.

  MID-CAP EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Omega:  seeks maximum capital growth.  The Portfolio  invests  primarily in common
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market   Evergreen Investment
                    capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the   Management Company,
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market           LLC
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the     (f/k/a Evergreen
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than  Investment Management
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead         Company)
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Dynamics:  seeks  securities that will increase in value over the long term.  The  Portfolio  invests in a variety of  securities  which are believed to present  opportunities for capital growth - primarily common stocks of companies traded on U.S.
  MID-CAP EQUITY    securities exchanges,  as well as over-the-counter.  The Portfolio also may invest in preferred
      (Cont.)       stocks and debt instruments  that are convertible into common stocks,  as well as in securities   INVESCO Funds Group,
                    of foreign  companies.  In  general,  the  Portfolio  invests in  securities  of  companies  in           Inc.
                    industries  that are growing  globally  and usually  avoids  stocks of  companies  in cyclical, mature or slow-growing  industries or economic sectors. The Portfolio seeks to invest in stocks of leading  companies  in  attractive  markets or  industries,  or emerging  leaders  that have developed a new competitive advantage.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Although investments in securities of smaller companies are generally  considered to offer greater opportunity for appreciation,  they also involve  greater risk of  depreciation  than  securities of larger  companies.  Smaller  companies may lack depth of management,  financial resources,  or they may be  developing  or  marketing  products or services  for which there is not an  established  market.  Additionally, smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's        Counseling
                    strategies with respect to security analysis,  market  capitalization and sector allocation are designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.

    SMALL CAP
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman  Sachs  Small-Cap  Value (f/k/a AST Lord Abbett Small Cap Value):  seeks  long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity  securities  that are  believed to be  undervalued  in the  marketplace.  The  Portfolio
                    primarily  seeks  companies  that  are  small-sized,  based on the  value of their  outstanding   Goldman Sachs Asset
                    stock. Specifically,  under normal circumstances,  at least 65% of the Portfolio's total assets        Management
                    will be invested in common stocks issued by smaller,  less  well-known  companies  (with market capitalizations of less than $4 billion at the time of investment).
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the     Pilgrim Baxter &
                    common stocks of small-sized  companies,  i.e., whose market capitalizations or annual revenues     Associates, Ltd.
                    are less than $1 billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Small-Cap  Growth (f/k/a AST Kemper  Small-Cap  Growth):  seeks maximum  growth of investors' capital from a portfolio  primarily of growth stocks of smaller companies.  At least
                    65% of the  Portfolio's  total assets  normally  will be invested in the equity  securities  of
                    smaller  companies,  i.e.,  those having a market  capitalization  of $2 billion or less at the      Zurich Scudder
                    time of  investment,  many of which  would be in the early  stages  of their  life  cycle.  The    Investments, Inc.
                    Portfolio seeks  attractive  areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing   Management Company,
    SMALL CAP       principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's           LLC
      EQUITY        investment  adviser  principally  chooses  companies which it expects will experience growth in     (f/k/a Meridian
     (Cont.)        earnings  and price,  and which have small market  capitalizations  (up to $1.5  billion).  The   Investment Company)
                    Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.

  GLOBAL EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and   Evergreen Investment
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized   Management Company,
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the           LLC
                    U.S.,  but may invest more than 25% of its total assets in one country.  The Portfolio  invests     (f/k/a Evergreen
                    only in the  best  100  companies,  which  are  selected  by the  investment  advisor  based on     Asset Management
                    qualitative  and  quantitative  criteria  such as high  return on equity,  consistent  earnings          Corp.)
                    growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile  securities  markets,  unstable  political and economic  structures, reduced  availability of public information and lack of uniform financial  reporting and regulatory  practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST AIM International  Equity:  seeks capital growth. The Portfolio seeks to meet its objective by investing,  normally,  at least 70% of its assets in marketable equity securities of foreign
                    companies that are listed on a recognized  foreign  securities  exchange or traded in a foreign      A I M Capital
                    over-the-counter  market.  The Portfolio will normally  invest in a diversified  portfolio that     Management, Inc.
                    includes  companies  from at least  four  countries  outside  the  United  States,  emphasizing countries of Western Europe and the Pacific Basin.
  INTER-NATIONAL
      EQUITY

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century International Growth II: The investment  objective,  policies and risks of     American Century
                    the Portfolio are  substantially  identical to those of the AST American Century  International        Investment
                    Growth Portfolio as described immediately above.                                                    Management, Inc.

  INTER-NATIONAL
      EQUITY
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Founders  Passport:  seeks capital  growth.  The Portfolio  normally  invests  primarily in equity  securities  issued by foreign  companies  that have  market  capitalizations  or annual
                    revenues  of  $1.5  billion  or  less.  These  securities  may  represent   companies  in  both
                    established  and  emerging  economies  throughout  the world.  At least 65% of the  Portfolio's      Founders Asset
                    total assets  normally will be invested in foreign  securities  representing a minimum of three      Management LLC
                    countries.  Foreign  securities  are  generally  considered  to involve more risk than those of
                    U.S.  companies,  and  securities of smaller  companies are generally  considered to be riskier than those of larger companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments  in common  stocks  of  issuers  from at least  five
                    different  countries,  excluding the United States.  Securities are generally  selected without      Janus Capital
                    regard to any defined allocation among countries,  geographic  regions or industry sectors,  or       Corporation
                    other similar  selection  procedure.  This  Portfolio is only  available to AS Trophy  Policies issued before the applicable closure date described above.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The Portfolio  pursues its  investment objective  by  investing  at least 80% of net assets in Japanese  securities  (those  issued by
                    Japan-based  companies  or their  affiliates,  or by any company that derives more than half of
                    its revenues from Japan).  The Portfolio may invest in stocks of any size,  including up to 30%      Scudder Kemper
                    of its net  assets in  smaller  companies  that are traded  over-the-counter.  The  Portfolio's    Investments, Inc.
                    focus on a single  country could give rise to increased  risk, as the  Portfolio's  investments will not be diversified among countries having varying characteristics and market performance.
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30: seeks daily investment  results that correspond to the performance of the
                    ProFunds  Europe 30 Index.  The  ProFunds  Europe 30 Index,  created  by ProFund  Advisors,  is
                    composed of 30 European  companies  whose  securities  are traded on U.S.  exchanges  or on the   ProFund Advisors LLC
                    NASDAQ as ADRs with the highest market capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in        Prudential
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large     Investments Fund
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Management, LLC/
                    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any     Montgomery Asset
 EMERGING MARKETS   size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Management, LLC
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Please read the  prospectus for the  Portfolios  for further  details about the risks of the particular  sector of the economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign
                    companies  that are engaged in the  Internet and  Internet-related  activities.  The  Portfolio      Kinetics Asset
                    also may make  investments  directly in foreign  companies that are engaged in the Internet and     Management, Inc.
                    Internet-related  activities and whose equity  securities  trade outside of the U.S.  Portfolio securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the development of hardware, software and telecommunications  solutions that enable the transaction of business on the Internet by  individuals  and  companies,  as well as  companies  that offer products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity securities  of  companies  whose  research and  development  efforts may result in higher stock values.

      SECTOR

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
                    invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
                    companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities of companies  involved in the financial services sector.  These companies include,  among others,  banks (regional and  money-centers),
                    insurance  companies  (life,  property  and  casualty,  and  multiline),   and  investment  and   INVESCO Funds Group,
                    miscellaneous   industries   (asset  managers,   brokerage   firms,  and   government-sponsored           Inc.
                    agencies).  The investment  advisor seeks  companies  which it believes can grow their revenues and  earnings  in a variety of  interest  rate  environments  - although  securities  prices of financial services companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not
                    limited to,  medical  equipment  or  supplies,  pharmaceuticals,  health care  facilities,  and   INVESCO Funds Group,
                    applied research and development of new products or services.  The investment  advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies, which have new products or are increasing their market share of existing products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio invests  primarily  in  the  equity  securities  of  companies  engaged  in  technology-related industries.  These include,  but are not limited to,  communications,  computers,  electronics,
                    Internet, IT services and consulting,  oceanography, office and factory automation, networking,
                    applied  technology,  biotechnology,  robotics  and video.  A core  portion of the  Portfolio's   INVESCO Funds Group,
                    holdings are invested in  market-leading  technology  companies  which the  investment  advisor           Inc.
                    believes  will  maintain  or  improve  their  market  share   regardless  of  overall  economic
                    conditions.  The  remainder  of  the  Portfolio's  holdings  consist  of  faster-growing,  more
      SECTOR        volatile  technology  companies which the investment advisor believes to be emerging leaders in
     (Cont.)        their fields.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities  of  companies  that are engaged in the design,  development,  manufacture,  distribution,  or  sale  of  communications  services  and equipment,  and  companies  that are  involved  in  supplying  equipment  or  services  to such
                    companies.  The  telecommunications  sector includes  companies that offer telephone  services,   INVESCO Funds Group,
                    wireless   communications,   satellite   communications,   television  and  movie  programming,           Inc.
                    broadcasting  and Internet access.  Normally,  the Portfolio will invest primarily in companies located in at least three different  countries,  although U.S.  issuers will often dominate the holdings.
                                                                                                                     -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP Bear, Bull Plus,  OTC,  UltraOTC and  UltraSmall-Cap  portfolios and the Nova, Ursa and OTC portfolios of the Rydex Variable
Trust are  available to all Owners.  It is  recommended  that only those Owners who engage a financial  advisor to allocate  their funds in strategic or tactical asset allocation  strategies  invest in these  portfolios.  There can be no assurance that any financial advisor will successfully predict market fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the daily  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will  decrease in direct  proportion  to any daily increase in the level of the S&P 500(R)Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%)  the  daily  performance  of the S&P(R)500  Index.  The S&P 500(R)Index is  comprised  of diverse,  widely  traded,  large  capitalization  companies.  If the Portfolio is successful in
                    meeting its  objective,  it should gain  approximately  one and a half times as much as the S&P   ProFund Advisors LLC
                    500(R)Index  when the  prices of the  securities  in the S&P 500(R)Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC: seeks daily investment  results that correspond to the daily performance of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in   ProFund Advisors LLC
                    meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in the daily value of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment  results that correspond to twice (200%) the daily performance of the NASDAQ 100 Index(TM).  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  The Portfolio principally  invests in futures contracts on stock indexes and options on futures contracts and
                    financial instruments such as equity caps, collars,  floors and options on securities and stock   ProFund Advisors LLC
                    indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000(R)Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the  Rydex Global Advisers
                    Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
                    daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.  This Portfolio is only available to AS Trophy  Policies  issued before the applicable closure date described above.
                                                                                                                     -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
                    shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).  This  Portfolio is only available to
                    AS Trophy Policies issued before the applicable closure date described above.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures  Rydex Global Advisers contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities  (f/k/a PADCO Advisors
                    included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares        II, Inc.)
                    will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely  proportional  amount.  This Portfolio is only available to AS Trophy Policies issued before the applicable closure date described above.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are  trademarks  of the  McGraw-Hill
Companies,  Inc.  and have been  licensed  for use by  American  Skandia  Investment  Services,  Incorporated.  The
Portfolio  is not  sponsored,  endorsed,  sold or  promoted  by  Standard & Poor's and  Standard & Poor's  makes no representation regarding the advisability of investing in the Portfolio.

Dow Jones has no  relationship  to the ProFunds VP,  other than the  licensing of the Dow Jones sector  indices and its service marks for use in connection  with the ProFunds VP. The ProFunds VP are not sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and  neither  Standard & Poor's nor NASDAQ  makes any  representations regarding the advisability of investing in the ProFunds VP.

                                         TRANSFERS AND ALLOCATION SERVICES

[37]     May I  transfer  Account  Value  between  investment  options?  You may  transfer  Account  Value  between investment options,  but there are limits, as well as potential charges,  which are discussed above in the question  "How much is the  transfer  fee,  and when must I pay it?" We permit the agent of record to make transfers on your behalf unless you give us other instructions.

[38]     Are there any limits on transfers?  No transfers are permitted  when the Policy is in its "grace  period."
         In order to maintain  Account Value in an investment  option after  transferring a portion of your Account
         Value out of that investment  option,  we reserve the right to require that there be at least $500 in such investment  option after the transfer.  If, as a result of the transfer,  there would be less than $500 in an  investment  option,  we reserve  the right to transfer  the  remaining  Account  Value pro rata to the investment  option(s)  that you were  transferring  to. We  retain  the right to impose a limit of 20 free transfers per Policy Year,  including  transfers  involving Fixed  Allocations.  Unless such a limit is in effect,  there is no limit on the number of transfers that only involve variable  investment  options,  or the number of  transfers  from  variable  investment  options to make Fixed  Allocations.  However,  we do limit  each  transfer  from  Fixed  Allocations  that are to be  effective  on any day other than a Policy
         Anniversary to the greater of 25% of the Account Value in your Fixed  Allocations  or $1,000.  If you make such a transfer from your Fixed  Allocations,  you cannot make another such transfer  until either 90 days has  passed  or the  next  Policy  Anniversary  occurs.  We also  retain  the  right  to  refuse  or limit transfers,  either for one Owner or a group of Owners,  if we  believe  there may be adverse  consequences for other Owners.

[39]     What are `allocation  services'?  Allocation  services are programs that  automatically  transfer  Account
         Value  between  investment  options.  We may waive or reduce the minimum  amounts  required for  transfers noted above when your Policy is participating in certain allocation programs,  including,  but not limited to, static  rebalancing  programs.  However,  any  limitations  on transfers from Fixed  Allocations  also apply if any allocation services are being utilized.

[40]     What  allocation  services does American  Skandia  provide?  We support  dollar cost  averaging and static rebalancing.  Dollar cost averaging  allows you to  systematically  transfer an amount  periodically  from one  investment  option to one or more other  investment  options.  With  static  rebalancing,  you choose allocation  percentages for the  Sub-accounts  into which you allocate Account Value.  However,  over time the performance of the variable  investment  options will differ,  causing your percentage  allocations to shift.  Periodically,  we will "rebalance"  your  allocations by transferring the appropriate  amount from the  "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your  allocations to the percentages  you  request.  We do not  currently  make a charge for  supporting  dollar cost  averaging or static rebalancing.

                                                       LOANS

[41]     When  can I take a loan?  We  offer  loans  using  Account  Value  as  collateral.  We do not  make  loans available  during the first Policy  Year.  Starting  after the first  Policy Year,  we allow one loan each
         Policy  Year.  The  Insured  must be alive when you take a loan (if there are two  Insureds,  at least one must be alive when a loan is taken).  Subject to our rules,  on the Issue Date,  we will  establish a loan equal to the outstanding indebtedness on previous life insurance exchanged for a Policy.

[42]     Is this type of loan  tax-free?  We treat loans as a  distribution,  similar to a partial  withdrawal,  in that:  (a)  amounts are deemed to come first from any gain in the Policy;  (b)  distributions  of gain are subject to income tax as ordinary  income;  and (c) if the  distribution  occurs before the taxpayer's age
         59 1/2, there may be an additional 10% tax on any gain distributed.

[43]     How much is available for a loan? The maximum  amount  available as a loan is equal to 90% of your current
         Cash Value.  The minimum amount you may borrow is the lesser of $1,000 or 75% of the Cash Value.

[44]     What  happens to the  Account  Value if I take a loan?  When you take a loan,  we transfer  Account  Value equal to the amount of the loan into the Loan  Account.  Account  Value in the Loan Account is  maintained in our  general  account.  Unless  you give us  different  instructions,  we move  Account  Value from the variable  investment  options and the Fixed  Allocations  in the same  proportion as your Account Value in the investment options on the Valuation Date we move such Account Value.

         The impact of a loan on your  Account  Value may be  positive  or  negative.  At the time a loan is taken, there is no impact.  However,  if the  interest  rate  credited  to Account  Value in the Loan  Account is greater  than what would be earned in the  investment  options,  the loan will have a  positive  impact on your Account Value and on the Required  Death  Benefit.  If the interest rate credited to Account Value in the Loan  Account  is less than  what  would be earned  in the  investment  options,  the loan will have a negative impact on your Account Value and on the Required Death Benefit.

[45]     What are  "preferred"  loans and  "standard"  loans?  We determine what portion of a loan is a "preferred"
         loan and what portion is a "standard"  loan at the time you take the loan.  Whether a loan is  "preferred"
         or  "standard"  depends on the source of the  collateral  to support  the loan.  We  consider  the Account
         Value  moved to the Loan  Account  to come  first  from  Growth.  The  portion  of any  outstanding  loans supported  by  Account  Value  drawn  from  Growth is  treated as a  preferred  loan.  The  portion of any outstanding  loans  supported  by Account  Value  drawn  from  other than  Growth is treated as a standard loan.  A loan retains its character as "preferred" or "standard" until repaid.

[46]     What is the interest rate charged on loans?  We charge  interest on "preferred"  and  "standard"  loans at the rate of 6.0% per year,  compounded  yearly, in arrears.  Each Policy  Anniversary that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.

[47]     Does Account Value in the Loan Account earn  interest?  We currently  credit  interest to Account Value in the Loan Account on "preferred" loans at the rate of 6.0% per year,  compounded  yearly.  However,  to the extent  permitted  by law,  we  retain  the  right to  credit  less,  but  never  less than 4.0% per year, compounded  yearly.  We  currently  credit  interest to Account  Value in the Loan  Account on  "standard"
         loans at the rate of 4.0% per year, compounded yearly.

[48]     Once a loan is taken,  does American  Skandia ever require more  `collateral'  in the Loan  Account?  Yes.
         The Loan Account acts as  collateral  for any loans from us. We monitor the Debt and the Account  Value in the Loan Account to assure that they are equal to each other.  Therefore,  on each Policy  Anniversary  we equalize  the Debt and the Account  Value in the Loan  Account.  If the Debt is larger due to  outstanding loan  interest,  we transfer  Account Value equal to the difference  pro-rata from the investment  options and add it to the Loan Account.

         We also match up the Debt and the Loan  Account  when you repay any  portion of the Debt.  If the  Account
         Value in the Loan  Account  then  exceeds the Debt,  we  transfer  the excess  pro-rata to the  investment options  which you are  utilizing  at that time.  Any amount then  allocated  to the fixed  option will be treated as a separate Fixed Allocation.

[49]     When must I repay the loan?  What happens at the  Insured's  death if I have not repaid the loan?  You are not  required  to repay the loan  while the  Insured  is alive,  except  when an amount is due to keep the
         Policy in force or upon  reinstatement.  If there is any  outstanding  Debt when Death  Proceeds  are due, we subtract the Debt from the Death Benefit as part of the calculation of the Death Proceeds.

[50]     What  happens  if I repay any  portion  of the loan?  The  amount of Debt is  reduced by the amount of any loan  repayment.  Loan  repayments  are used to repay  "standard  loans first and  "preferred"  loans only after all  "standard"  loans have been repaid.  Loan  repayments  reduce the amount of principal  and loan interest  proportionately  based on the ratio between principal and loan interest as of the Valuation Date the loan  repayment is applied.  We allocate  any loan  repayment  to the  variable  investment  and fixed options  pro-rata  based on the Account  Value in each  investment  option as of the  Valuation  Period we receive  your loan  repayment.  Any  amount  then  allocated  to the fixed  option  will be  treated  as a separate Fixed Allocation.

                                                PARTIAL WITHDRAWALS

[51]     When can I make a partial  withdrawal?  We allow  partial  withdrawals  while the Insured is alive up to a maximum  of 90% of the Cash  Value,  except  that,  where  permitted  by law,  you may not take a  partial withdrawal  until after the end of the right to cancel  period.  You may not make a partial  withdrawal of less than $1,000.

[52]     What  happens to the Account  Value if I take a partial  withdrawal?  When you take a partial  withdrawal, we reduce  your  Account  Value by an amount  equal to the amount of the  partial  withdrawal.  Unless you give us different  instructions,  we take Account Value from the variable investment options and the Fixed
         Allocations in the same  proportion as your Account Value in the investment  options on the Valuation Date we take such Account  Value.  If you have  multiple  Fixed  Allocations,  amounts are taken on a "last in, first out" basis.  Any Account Value in the Loan Account is not available for a partial withdrawal.

[53]     Is there a charge for a partial  withdrawal?  We charge any  applicable  contingent  deferred sales charge on the  portion of any  partial  withdrawal  that is not  treated as a "free  withdrawal"  or for which we waive such charges under the  medically-related  waiver  provision.  We take these  charges  pro-rata from the investment options from which we take the Account Value as a result of the partial withdrawal.

[54]     What  amount can I take as a free  withdrawal?  In any Policy  Year the  maximum  amount you can take as a free withdrawal is the greater of Growth or 10% of the Premium.

         The  following  examples  may help show what this  means.  For each  example,  assume that the Premium was
$50,000.

|X|      Assume the Account  Value as of the  Valuation  Day we process your  partial  withdrawal  is $60,000.  You request a partial  withdrawal  of $25,000.  Assume also that you have not requested any other partial withdrawals  during this Policy Year. The free withdrawal  amount is the greater of Growth,  which is the current Account Value ($60,000) less the Premium ($50,000),  or $10,000,  and 10% of the Premium,
              which is  $5,000.  Therefore,  we  treat  $10,000  as the free  withdrawal  portion  of this  partial withdrawal.  Assuming  that this partial  withdrawal  request  occurs  during the  "surrender  charge period," and there is no subsequent  Growth in that Policy Year, we would assess the then  applicable contingent  deferred  sales charge on $15,000,  which is the portion of the partial  withdrawal  that exceeds the free  withdrawal  amount.  The  contingent  deferred sales charge would apply to the full amount of any  subsequent  partial  withdrawal  you request  during the same Policy Year that was not eligible for a medically-related waiver.

|X|      Assume the Account  Value as of the  Valuation  Day we process  your  partial  withdrawal  request for the
              "maximum  free  withdrawal  amount" is  $47,000.  Assume also that you have not  requested  any other partial  withdrawals  during this Policy  Year.  Since the  Account  Value is less than the  Premium,
              Growth is zero.  Therefore,  the  maximum  free  withdrawal  amount  equals  10% of the  Premium,  or
              $5,000.  Assuming that this partial  withdrawal  request occurs during the "surrender charge period,"
              and there is no subsequent  Growth in that Policy Year,  the  contingent  deferred sales charge would apply to any subsequent  surrender or partial  withdrawal  that Policy Year that was not eligible for a medically-related waiver.

[55]     Does a partial  withdrawal  affect the Death  Benefit?  A partial  withdrawal  reduces the Required  Death
         Benefit.  The Required Death Benefit is reduced  because the Account  Value,  which is used in calculating the Required Death  Benefit,  has been reduced.  It also reduces the  Guaranteed  Minimum Death Benefit in the same proportion as the Account Value is reduced by the partial withdrawal.

[56]     Can I put back funds taken as a partial withdrawal?  No.

                                                    SURRENDERS

[57]     When can I  surrender  my  Policy?  You can  surrender  your  Policy  after the end of the right to cancel period as long as the Insured is alive.

[58]     What is paid out when a Policy is  surrendered?  If you  surrender  the  Policy,  we will pay you the Cash
         Value.

                                             ACCELERATED DEATH BENEFIT

[59]     What is an  accelerated  death  benefit?  An  accelerated  death benefit is  pre-payment to the Owner of a portion of the Death Proceeds.  The maximum we will pay,  before any  reductions,  is the lesser of 50% of the  Required  Death  Benefit or  $250,000.  The actual  amount is  reduced  by a 12-month  interest  rate discount  (currently  6.0%)  and a  pro-rata  portion  of any Debt.  We  reserve  the right to change  the interest rate discount percentage.

[60]     When will  American  Skandia make such a payment?  We will make such a payment one time,  where allowed by law,  based on the Owner's  request.  The Insured  may not  request  such a payment  unless the Insured is
                            -------
         also the Owner. We only make the payment if we receive all our  requirements.  Our  requirements  include, but are not limited to, proof  satisfactory to us In Writing that the Insured (the last surviving  Insured if there are two Insureds)  became  terminally ill, as defined in your Policy:  (a) at least 30 days after the Issue  Date;  or (b) as a result of an accident  that  occurred  after the Issue  Date.  To the extent permitted  by law,  we will  change our  procedures  in  relation  to this  benefit or the  definition  of terminally ill or any other  applicable  term in order to maintain the tax-free status of any amounts paid out under this provision.  NOTE:  Where allowed by law,  Policies issued to an Insured(s) in a substandard risk class may not be eligible for an accelerated death benefit.

[61]     What  happens to the  remaining  benefits  if  American  Skandia  makes such a payment?  Any such  payment reduces the Account  Value,  the Premium,  the  Guaranteed  Minimum Death Benefit and any Debt in the same ratio as the Required  Death  Benefit is reduced as of the  Valuation  Period such a payment is made.  You should  consult a tax advisor on the tax  consequences  of such a payment.  Please refer to Appendix A for a hypothetical illustration of the accelerated death benefit provision.

                                             MEDICALLY-RELATED WAIVER

[62]     What is a  medically-related  waiver? A  medically-related  waiver is a waiver of the contingent  deferred sales  charge  that would  otherwise  apply to a partial  withdrawal  or  surrender.  A  medically-related waiver is available by rider to the Policy and is currently at no charge to you.

[63]     When would  American  Skandia waive these  charges?  We will waive the  contingent  deferred sales charge, where allowed by law, if you provide us with all of our requirements.  Our requirements  include,  but are not limited to proof  satisfactory to us In Writing that the Insured (the last surviving  Insured if there
                                                                      -------
         is more than one Insured) has continuously  been confined to a long term care facility,  such as a nursing home or a hospital, as defined in the rider, and that such confinement started after the Issue Date.

[64]     Are there any  restrictions on  medically-related  waivers?  We will only consider  providing this benefit on  amounts up to  $500,000.  The  $500,000  maximum  will apply  regardless  of when  taken,  on any life insurance  policy or annuity  contract  issued by American  Skandia where the Insured under this Policy is named as the Insured,  Owner or  Annuitant  under the other policy or  contract.  NOTE:  Where  allowed by law,  Policies  issued  to  an  Insured(s)  in a  substandard  risk  class  may  not  be  eligible  for  a medically-related waiver.

[65]     What happens to the  remaining  benefits if American  Skandia  makes such a payment in  connection  with a partial  withdrawal?  A partial  withdrawal  for which we grant a  medically-related  waiver  has the same impact on the  remaining  benefits  that  results  from any  other  partial  withdrawal.  We simply do not deduct the contingent deferred sales charge that otherwise would apply.

                                                       RISKS

[66]     What are the risks,  and who takes the risks?  We bear the risk that, for all the Policies we issue,  when
                                                        --
         considered  together,  our expenses exceed our charges,  including the expense of providing the difference at death between the Account Value and the Death Benefit.  We also bear the  investment  and  reinvestment
                                                                    --
         risk in providing interest crediting  guarantees to Fixed Allocations and to the Loan Account,  as well as for any  settlement  options  that  assume a fixed rate of return.  We also bear the risk in  guaranteeing
                                                                             --
         the  Guaranteed  Minimum Death  Benefit if your Policy  lapses and you do not have any Debt.  You bear the
                                                                                                       ---
         investment risk when allocating Account Value to any variable  investment  option,  since that will affect the amount available for any loans,  partial withdrawals or surrender.  Any irrevocable  beneficiary bears
                                                                                 ----------------------------
         the risk as to the  Death  Proceeds,  which are  affected  by  investment  performance  of the  investment options,  the age at which the Insured  dies,  any loan or  withdrawal  activity by the Owner prior to the
         Insured's death or payment of an accelerated death benefit.

                                                   OTHER RIGHTS

[67]     Do I have any other rights if I buy a Policy?  There are certain other  ownership  rights you may exercise under a  Policy.  You may name one or more  Beneficiaries.  You may make that  designation  "irrevocable,"
         which means it cannot be changed.  If you do not  designate the  Beneficiary  as  irrevocable,  you retain the right to change the Beneficiary  before the Insured dies.  However,  all Beneficiary  designations are subject to our acceptance,  to the extent  permitted by law. You also may transfer,  pledge or assign your
         Policy,  which may trigger a currently  taxable  event.  You should only  transfer,  pledge or assign your
         Policy after  consulting  with a competent tax advisor.  You may exercise voting rights in relation to the applicable  Portfolios.  Some of these  rights  may be  limited  depending  on the  usage of your  Policy, especially  if we  permit  it to be held in  connection  with  certain  retirement  plans  designed  to be
         "qualified" plans under the Code.

                                               THE INSURANCE COMPANY

[68]     Who is American  Skandia?  American  Skandia Life Assurance  Corporation is organized as a stock insurance
         company   domiciled  in  Connecticut.   The  predecessor   company  of  American  Skandia  was  originally
         incorporated  on May 21,  1969.  We are  licensed as a life  insurer in all 50 states and the  District of
         Columbia  [Puerto  Rico].  We are a wholly owned  subsidiary  of American  Skandia,  Inc.  whose  indirect parent is Skandia  Insurance  Company Ltd. Skandia  Insurance Company Ltd. is part of a group of companies whose  predecessor  began  operations  in  1855.  Two  of  our  affiliates,  American  Skandia  Marketing,
         Incorporated,  and American Skandia Information Services and Technology  Corporation,  may provide certain administrative  functions  for us.  We may  also  engage  various  independent  firms to  provide  various administrative  functions for us. Another affiliate,  American Skandia Investment Services,  Incorporated,
         currently acts as the investment  manager to American  Skandia Trust,  one of the underlying  mutual funds whose Portfolios are available as variable  investment  options.  We currently  engage Skandia  Investment
         Management,  Inc., an affiliate  whose indirect  parent is Skandia  Insurance  Company Ltd., as investment manager  for our  general  account.  We are  under no  obligation  to  engage or  continue  to engage  any investment manager.

                                               THE SEPARATE ACCOUNT

[69]     What supports American  Skandia's  obligation to me if I buy a Policy? The benefits provided by the Policy are our  obligations.  The assets  supporting our obligations  equaling the Account Value allocated to the variable  investment  options  are held in our  Separate  Account  F. We  maintain  assets in our  general account to support our  obligations:  (1) equal to the Account Value  allocated to the fixed  option;  (2)
         equal to the Account  Value in the Loan  Account;  (3) for any  settlement  option;  and (4) for any other obligation we may have in relation to a Policy.

         The Separate  Account was established  under the laws of Connecticut.  Assets in the Separate  Account may support  obligations  created in relation to the Policies  described in this  Prospectus or other policies we offer.  We are the legal  owner of the  assets  in the  Separate  Account.  Income,  gains and  losses, whether or not  realized,  are credited or charged to the Separate  Account  according to the terms of the
         Policies and any other  policies  supported by the assets in the Separate  Account  without  regard to our other  income,  gains or losses or to the income,  gains or losses in any other of our separate  accounts.
         We will maintain  assets in the Separate  Account with a total market value at least equal to the reserves and other  liabilities  we must  maintain in relation to the life  insurance  policies  supported  by such assets.  These assets may only be charged with liabilities that arise from such life insurance policies.

         Separate  Account F is registered with the U.S.  Securities and Exchange  Commission (the "SEC") under the
         Investment  Company Act of 1940 as a unit investment trust,  which is a type of investment  company.  This does not involve any  supervision  by the SEC of the investment  policies,  management or practices of the
         Separate  Account or of us. The Separate  Account  meets the  definition of "separate  account"  under the federal securities law.

         The only  Sub-accounts  available to you are those  offered in this  Prospectus.  These  Sub-accounts  are available as  investment  options for other  policies we offer.  Sub-accounts  are  permitted to invest in
         Portfolios  we consider  suitable.  The  Portfolios  in which the  Sub-accounts  invest are  available  to
         Sub-accounts of other separate  accounts,  including  separate  accounts we use in relation to a number of variable  annuities.  Separate  accounts of other insurers and of various  qualified  retirement plans may also invest in the Portfolios.

                                                       TAXES

[70]     What are the taxes  associated with the Policy?  The following are some brief summary answers to questions about Federal  income taxes.  Federal and state tax laws,  as well as the  interpretations  of those laws, change.  In addition,  we do not know your particular  circumstances,  which is one of a number of reasons why we cannot  give you tax  advice.  You should  consult a  professional  tax  advisor for tax advice for your particular  situation.  You should also be sure to read the "Additional Tax  Considerations"  section appearing later in this Prospectus,  which includes,  but is not limited to, information  regarding estate and gift taxes.

[71]     Is gain in the Policy  taxed every  year?  Under most  circumstances,  any gain in the Policy is not taxed currently.  However,  if you  assign or pledge the  Policy,  we expect to report any gain in the Policy as then currently  taxable as ordinary  income.  In addition,  except in the case of a partial  assignment as of the  Policy  Date,  we expect to report  gain in the Policy as  currently  taxable in each tax year the assignment remains in effect.

[72]     How are  amounts  that I receive  before the  Insured's  death  taxed?  Amounts  you  receive as a partial withdrawal,  a loan or if you  surrender  the Policy are deemed for income tax purposes to come first from any  gain  in the  Policy.  Any  gain is  taxed  as  ordinary  income.  Any  portion  of  these  types  of distributions  representing  gain in the Policy may be subject to a 10% tax  penalty if taken  before your age 59 1/2.

[73]     Will my Beneficiary pay taxes on the Death Proceeds?  Under most  circumstances,  the Beneficiary does not pay any income tax on the Death Proceeds.

                                               AVAILABLE INFORMATION

[74]     How can I find out more  about  this  offer?  You first  should  review  the rest of this  Prospectus  for additional  information.  This  Prospectus  is  part of the  registration  statement  we  filed  with  the
         Securities and Exchange  Commission  regarding this offering.  Additional  information on American Skandia and this offering is available in that registration  statement and accompanying  exhibits.  You may obtain copies of these  materials at the  prescribed  rates from the SEC's Public  Reference  Section,  450 Fifth
         Street  N.W.,  Washington,  D.C.,  20549.  You may inspect  and copy the  registration  statement  and the accompanying  exhibits at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's  Regional  Offices,  7 World  Trade  Center,  New York,  NY, and the  Everett  McKinley  Dirksen
         Building,  219 South Dearborn Street,  Chicago, IL. These documents,  as well as documents incorporated by reference,  may  also be  obtained  through  the  SEC's  Internet  Website  (http://www.sec.gov)  for this registration statement as well as for other registrants that file electronically with the SEC.

                                  MISCELLANEOUS PROVISIONS AND ADDITIONAL DETAILS

The following sections provide additional information you should consider before purchasing a Policy.

                                             PROVIDING SERVICES TO YOU

You   can   reach   us   by    telephone    at    1-888-554-3348    or   through    our    Internet    Website   at
http://www.americanskandia.com.  We may require  that you provide us with proper  identification  before we release information  about your  Policy or accept  instructions  received  over the phone,  the  Internet  or via any other electronic  means.  We may require  that you provide your Social  Security or tax  identification  number.  We also may require you to present the personal  identification  number ("PIN") we provide you after we issue a Policy.  To the extent permitted by law or regulation,  neither we nor any person  authorized by us will be responsible for any claim,  loss,  liability  or expense in  connection  with a  transaction,  including  but not limited to a transfer between  investment  options,  over the phone, the Internet or via any other electronic means.  However,  this will only be the case if we or such  authorized  person  acted:  (a) in good  faith  reliance  that you  authorized  the transaction;  and (b) on reasonable  procedures to identify you or your  designee  though a number of  verification
methods.   These  methods  may  include   recording  phone   conversations,   requesting  Social  Security  or  tax
identification  numbers,  PINs,  confirming  electronic  mail  addresses,  or similar  means.  We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may require that you submit  forms In Writing for certain  transactions.  We require the written  consent of all
Owners for any transaction for which we require the Owner's written consent.

                                                   DESIGNATIONS

Certain  designations  apply to a Policy - the  Owner,  the  Insured  and the  Beneficiary.  All  designations  are subject  to our rules and our  acceptance.  We assume  all  designations,  other than the  Insured,  are  revocable unless you tell us  otherwise.  You should  consult  with a competent  tax  advisor on the income  tax,  estate and inheritance  tax  implications of various  designations.  You should also consult with a competent legal advisor as to the  implications of certain  designations in relation to an estate,  bankruptcy and community  property,  where applicable, as well as other matters.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved  to  Owners  are then held as joint  tenants  with  rights  of  survivorship  unless  you  provide alternative  instructions.  Naming  someone  to be the Owner  other  than the payor of the  Premium  may have gift, estate or other tax implications.

We assume the  Beneficiary  is you or your estate unless you tell us otherwise.  You may name more than one primary and more than one contingent Beneficiary.

                                               NET INVESTMENT FACTOR

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each subsequent  Valuation  Period is the net investment  factor for that Valuation  Period,  multiplied by the Unit Price for the immediately  preceding
Valuation Period.  The net investment factor is (1) divided by (2), less (3), where:

(1)      is the net result of:

(a)      the net asset  value per share of the  underlying  Portfolio  at the end of the current  Valuation  Period plus the per share  amount of any  dividend or capital  gain  distribution  declared and unpaid (accrued) by the Portfolio; plus or minus

(b)      any per share charge or credit during the Valuation  Period as a provision for taxes  attributable  to the operation or maintenance of that Sub-account.

(2)      is the net result of:

(a)      the net asset value per share of the  underlying  Portfolio at the end of the preceding  Valuation  Period plus the per share  amount of any  dividend or capital  gain  distribution  declared and unpaid (accrued) by the Portfolio; plus or minus

(b)      any per  share  charge  or  credit  during  the  preceding  Valuation  Period  as a  provision  for  taxes attributable to the operation or maintenance of the Sub-account.

(3)      is the mortality and expense risk charges and the administration charge.

                                                ALLOCATION PROGRAMS

We may provide  administrative  support for various  programs  that  automatically  transfer  Account Value between certain  investment  options at  scheduled  times.  These  include  dollar cost  averaging  and static  rebalancing
(periodic  rebalancing of Account Values between  investment  options to conform to preset  percentages).  However, we only offer to support such allocation  programs  according to our rules.  While we are offering to support these programs as of the date of this Prospectus, we do not guarantee to support these programs at all times.

We may also provide  administrative  support for various  allocation  programs  that may be made  available by your financial  professional.  These may include  various asset  allocation  and market timing  programs.  In connection with such programs,  we may support periodic  withdrawals from your Policy to pay your financial  professional.  We only offer to support  such  programs  according  to our rules.  These rules may  include,  but are not limited to, receipt of your authorization In Writing  permitting a financial  professional to make transfers between investment options  on your  behalf,  or to  enroll  your  Policy  in one of the  allocation  programs  for  which we  provide administrative  support.  We permit the agent of record to make  transfers on your behalf  unless you give us other instructions.

Any  financial  professional  you  authorize  may or may  not be  appointed  by us as our  agent  for  the  sale of
Policies.  However,  we do not  engage  any agent of record or any third  parties  to offer  investment  allocation services  of any  type,  so that  persons  or firms  offering  such  services  do so  independent  from any  agency relationship  they  may  have  with us for the  sale of  Policies.  We  therefore  take no  responsibility  for the investment  allocations  and transfers  transacted  on your behalf by such third  parties,  in accordance  with any allocation  programs  employed by such third  parties or any  investment  allocation  recommendations  made by such third  parties.  While we offer  support for a number of these  programs as of the date of this  Prospectus,  we do not support all such  programs and do not  guarantee  to always  continue  support for those  programs we currently support or may  support in the  future.  We do not  charge you for the  administrative  support we provide to these third parties.

                                             LIMITATIONS ON TRANSFERS

We retain  the right to refuse  transfers,  either  for one Owner or a group of Owners,  if we  believe  that:  (a)
excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on
Unit Prices or the share prices of the  Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or  redemption of shares is to be restricted  because of excessive  trading or a specific  transfer or group of  transfers is deemed to have a  detrimental  effect on the share  prices of affected  Portfolios.  Without limiting  the above,  the most likely  scenario  where  either of the above  could occur would be if the  aggregate amount  of a trade or trades  represented  a  relatively  large  proportion  of the  total  assets of a  particular
Portfolio.  Under  such a  circumstance,  we will  process  transfers  according  to our rules  then in effect  and provide notice if your transfer  request was denied.  If a transfer  request is denied,  a new transfer request may be required.

                                           DEATH DURING THE GRACE PERIOD

We deduct the unpaid  charges  from the Death  Benefit when  calculating  the Death  Proceeds,  if the Insured dies during a grace  period.  For more  information  on the grace  period,  please refer to the response to the question
"Do I have to maintain a minimum Cash Value?"

                                                   REINSTATEMENT

You may apply for  reinstatement  of the Policy if it lapses.  We must receive this  application  In Writing at our
Office  within  five years of the date the lapse  occurred  as measured  from the end of the grace  period.  We may require  evidence of  insurability  satisfactory  to us. In order to reinstate your Policy,  you also must pay us a reinstatement amount, including any applicable charges.

                                               PRICING TRANSACTIONS

We "price" charges,  transfers,  distributions  and payments on the date indicated below. If such  transactions are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

|X|      "Scheduled"  transactions such as monthly  deductions,  transfers and distributions are "priced" according to the Unit Price next  computed  after the date such  transactions  are  scheduled  to occur.  However,  if a transaction is "scheduled"  to occur on a day other than a Valuation Day, such  transaction  will be processed and priced on the next Valuation Day following the scheduled  transaction.  "Scheduled"  transactions include, but are not limited  to, all  charges  deducted on a Monthly  Processing  Date,  equalization  of Debt and the
     Account Value in the Loan Account on a Policy  Anniversary,  transfers  under a dollar cost averaging  program or transfers  previously  scheduled  with us at our Office as part of any  rebalancing,  asset  allocation  or similar program, or any program of scheduled distributions.

|X|       "Unscheduled"  transactions such as transfers,  loans or partial  withdrawals that are not subject to any medical  waiver are "priced"  according to the Unit Price next computed  after we receive the request for such transactions at our Office.  "Unscheduled"  transfers include any transfers  processed in conjunction with any market  timing  program,  or  transfers  not  previously  scheduled  with  us at our  Office  pursuant  to any rebalancing,  asset  allocation  or similar  program  which you employ or you authorize to be employed on your behalf.  "Unscheduled"  transfers received pursuant to an authorization to accept transfer  instructions using voice or data  transmission  over the phone are priced as of the  Valuation  Period we receive  the request at our Office for such  transactions.  We price  unscheduled  payments  sent to us as of the date we receive such amounts at our Office.  These  include  loan  repayments,  payments to keep a Policy in effect  during a grace period or a reinstatement payment.

|X|      We price  surrenders,  withdrawals  subject to a medical waiver,  accelerated  death benefit  payments and payment  of Death  Proceeds  as of the date we  receive  at our  Office  all  materials  we  require  for such transactions and such materials are satisfactory to us.

                                               DELAYING TRANSACTIONS

We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a  period  not to  exceed  the  lesser  of six  (6)  months  or the  period  permitted  by law.  If we  defer a distribution  or transfer from any Fixed  Allocation or any payment under a settlement  option for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3% per year on the amount  deferred.  We may defer payment of proceeds of any  distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar  days from the date the  transaction  is effected.  This is a delay  in  payment  only,  and is not a delay  in the  pricing  of any  such  distribution  or transfer.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

All procedures,  including  distributions,  based on the valuation of the  Sub-accounts may be postponed during the period:  (1) the New York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the
New York Stock  Exchange is restricted as  determined by the SEC; (2) the SEC permits  postponement  and so orders;
or (3) the SEC  determines  that an emergency  exists  making  valuation or disposal of securities  not  reasonably practical.

                                                      VOTING

You have  voting  rights in  relation  to Account  Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to Account  Value  maintained  in any Fixed  Allocations,  in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners,  unless we, in our sole  discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather than on behalf of
Owners,  or any share as to which we have not  received  instructions,  in the same  manner and  proportion  as the shares  for which we have  received  instructions.  We will do so  separately  for each  Sub-account  from  various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for a Portfolio  will be determined  as of the record date for such  Portfolio as chosen by its board of trustees or board of directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the board of  trustees  or board of directors,  as  applicable;  (b) changing the  independent  accountant;  (c) approval of changes to the  investment advisory  agreement  or  adoption  of a new  investment  advisory  agreement;  (d) any  change  in the  fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the applicable  Portfolio will instruct us how to vote on the matter,  pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.

American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new  sub-advisory agreements,  without  obtaining  shareholder  approval  of  the  changes.  This  exemption  (which  is  similar  to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision and management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required,  under the terms of the exemption,  to provide  certain  information to  shareholders  following these types of changes.

                                          TRANSFERS, ASSIGNMENTS, PLEDGES

Generally,  your rights in a Policy may be transferred,  assigned or pledged at any time.  These  transactions  may be subject to income taxes and certain  penalty  taxes.  You may transfer,  assign or pledge your rights to another person at any time,  prior to the death upon which the Death  Benefit is  payable.  You must  request a transfer or provide us a copy of the  assignment In Writing.  A transfer or assignment  is subject to our  acceptance.  We will not be deemed to know of or be obligated  under any  assignment  prior to our receipt and  acceptance  thereof.  We assume no responsibility for the validity or sufficiency of any assignment.

                                                      REPORTS

We send any  statements  and reports  required by applicable law or regulation to you at your last known address of record.  You should  therefore  give us prompt notice of any address  change.  We reserve the right,  to the extent permitted by law and subject to your consent,  to provide any prospectus,  prospectus  supplements,  confirmations, statements  and  reports  required  by  applicable  law or  regulation  to you  through  our  Internet  Website  at
http://www.americanskandia.com  or any other  electronic  means. We send a confirmation  statement to you each time an unscheduled  transaction is made affecting  Account Value.  Such  transactions will generally include changes in investment  allocation or transfers among  investment  options,  loans and loan repayments,  partial  surrenders or withdrawals,  and any charges  associated with such  unscheduled  transactions.  We also send quarterly  statements detailing the activity  affecting  your Policy during the prior  quarter,  including all scheduled and  unscheduled transactions.  To the extent  permitted by law,  some types of scheduled  transactions  will only be confirmed on a quarterly basis.  Such transactions  will generally  include those  pre-authorized  charges deducted on the Monthly
Processing  Date.  You may  request  additional  reports.  We  reserve  the right to charge up to $50 for each such additional  report.  You should review the information in these  statements  carefully.  You must report all errors or corrections to us at our Office  immediately to assure proper crediting to your Policy.  For  transactions  that are confirmed  immediately,  we assume all  transactions are accurate unless you notify us otherwise within 10 days after the date of the  transaction.  For  transactions  that are only  confirmed  on the  quarterly  statement,  we assume all  transactions  are accurate unless you notify us within 10 days of the end of the calendar  quarter.  We may  also  send  you or make  available  electronically  through  our  Internet  Website  an  annual  report  and a semi-annual  report containing  financial  statements for the applicable  Sub-accounts,  as of December 31 and June
30, respectively.

                                                 INCONTESTABILITY

We may not contest the  validity of a Policy  after it has been in effect  during the  Insured's  lifetime  for two years from the Issue Date.  If there are two  Insureds,  this  applies to the  lifetime of either  Insured.  If the
Policy is  reinstated,  to the extent  permitted  by law, we may not contest the  validity of a Policy after it has been in effect for two years from the date of the reinstatement.

                                                      SUICIDE

If an Insured  commits  suicide within two years of the Issue Date (or whatever  maximum period is permitted  under law) or the date of a  reinstatement  if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any  outstanding  Debt and any  partial  withdrawals;  or (b) the Cash  Value.  All other  requirements  as to calculation and payment of Death Proceeds will apply.

                                                   MISSTATEMENT

If there has been a  misstatement  of age or gender of an  Insured,  all values  under the  Policy,  including  the amount of the Death Proceeds,  will be recalculated  from the Issue Date of the Policy based on the correct age and gender.  We will do so as specified in the Policy and as permitted by law.

                                                    BACKDATING

Depending  on your Age at the time you  apply for a  Policy,  it may be  advantageous  to have the  Policy  Date be earlier  than the Issue  Date.  This is known as  "backdating."  Doing so may enable you to qualify  for lower cost of insurance  charges.  We only permit  backdating  if: (a) doing so will qualify you for a lower cost of insurance charge;  and (b) the Policy Date is no earlier than the date the  Application is signed and in no case more than 90 days before the Issue Date.  If you elect  backdating,  on the Issue Date we will  deduct  charges  that would have been  deducted as of the Policy Date and any Monthly  Processing  Dates between the Policy Date and the Issue Date.
To the extent  permitted by law, we do not guarantee  any increase in the Account Value for the period  between the
Policy Date and the Issue Date.  However,  we also  reserve the right,  to the extent  permitted  by law, to credit you a fixed rate of interest for such period.

                                             POLICY LOANS ON EXCHANGES

Subject to our rules,  we will  establish a loan on a Policy that you  purchase as part of an exchange  that is not subject to current  taxation in accordance  with Section 1035 of the Code.  The amount of the loan will be equal to the loan that was in effect  before  you  surrendered  your  prior  policy.  Under our rules we will,  among  other things,  increase the Account  Value as of the Policy Date by the amount of the loan and  allocate  that portion of the  increased  Account Value to the Loan Account as collateral  for the loan.  By  increasing  the Account  Value, there will be a  corresponding  increase  in the Face Amount and the  Required  Death  Benefit.  In  addition,  for purposes of  determining  the Guaranteed  Minimum Death Benefit,  we will deem the "Premium" to be the amounts paid plus the loan  amount as of the Policy  Date.  Any  contingent  deferred  sales  charge will be based on the actual amounts  received,  not such amounts plus the amount of the loan.  All charges that are  calculated as a percentage of your  Account  Value will  increase  because  the  Account  Value will be  increased  by the amount of the loan.
Currently,  loans  established as part of a 1035 exchange are treated as "preferred"  loans pursuant to our current guidelines.  We reserve  the right to limit the amount of a  transferred  loan that we will  consider  "preferred".
(See "Loans" for a complete description).

                                           RESOLVING MATERIAL CONFLICTS

The  Portfolios  may be  available  to  registered  separate  accounts  offering  either or both  life and  annuity contracts  of  insurance  companies  not  affiliated  with us. We also may offer  life  insurance  policies  and/or annuity  contracts  that offer  different  variable  investment  options from those offered under this Policy,  but which invest in the same  Portfolios.  It is possible that  differences  might arise between our Separate Account F and one or more  accounts  of other  insurance  companies  which  offer a Portfolio  as a  Sub-account.  It is also possible  that  differences  might arise between a  Sub-account  offered under this Policy and variable  investment options  offered  under  different  life  insurance  policies or  annuities  we offer,  even though such  different variable  investment  options  invest in the same  Portfolio.  In some cases,  it is possible that the  differences could be considered  "material  conflicts."  Such a "material  conflict" could also arise due to changes in the law
(such as state  insurance law or Federal tax law) which affect  either these  different  life and annuity  separate accounts or differing  life  insurance  policies and  annuities.  It could also arise by reason of  differences  in voting  instructions  of  persons  with  voting  rights  under our  policies  and/or  annuities  and those of other companies,  persons with voting rights under  annuities and those with rights under life policies,  or persons with voting  rights  under one of our life  policies or annuities  with those under other life  policies or annuities we offer.  It could also arise for other  reasons.  We will  monitor  events so we can identify how to respond to such conflicts.  If such a conflict  occurs,  we will take the  necessary  action to protect  persons with voting rights under our life  policies or  annuities  vis-a-vis  those with rights under life  policies or  annuities  offered by other insurance  companies.  We will also take the necessary  action to treat equitably  persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

                                     SERVICE FEES PAYABLE BY UNDERLYING FUNDS

American  Skandia or our affiliates  have entered into  agreements  with the  investment  adviser or distributor of many of the underlying Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support  services to the  Portfolios  for which a fee is paid that is generally  based on a  percentage  of the average  assets  allocated to the  Portfolios  under the Annuity.  Any fees  payable  will be  consistent  with the services  rendered or the expected cost savings  resulting from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

                                       MODIFICATION OF THE SEPARATE ACCOUNT

We  reserve  the  right  to do any or all  of  the  following:  (a)  combine  any  Sub-account(s)  with  any  other
Sub-account(s);  (b) combine Separate Account F or a portion thereof with other separate  accounts;  (c) deregister
Separate  Account F under the  Investment  Company Act of 1940;  (d)  operate  Separate  Account F as a  management investment  company  under the  Investment  Company  Act of 1940 or in any other form  permitted  by law;  (e) make changes  required  by any  change  in the  Securities  Act of  1933,  the  Securities  Exchange  Act of 1934 or the
Investment  Company Act of 1940;  (f) make  changes  that are  necessary  to maintain the tax status of your Policy under the Code;  and (g) make  changes  required  by any change in other  Federal or state  laws  relating  to life insurance policies in general or variable life insurance policies in particular.

We also may make additional  Sub-accounts  available to you from time to time.  These  Sub-accounts  will invest in
Portfolios  we believe  to be  suitable  for the  Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio  of one of the  current  underlying  mutual  funds  should  such a  portfolio  be made available to Separate Account F.

We may eliminate  Sub-accounts,  combine two or more  Sub-accounts or substitute one or more new underlying  mutual funds or portfolios  for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe a Portfolio  no longer  suits the purpose of the  Policy.  This may happen due to a change in laws or  regulations, or a change in the  investment  objectives or  restrictions  of a Portfolio,  or because the Portfolio is no longer available for investment,  or for some other reason.  We would obtain prior approval from the insurance  department of our state of  domicile,  if so required by law,  before  making such a  substitution,  combination,  deletion or addition.  We also would obtain  prior  approval  from the SEC so long as required by law,  and any other  required approvals before making such a substitution, combination, deletion or addition.

                                                  ENTIRE CONTRACT

For any Policy  issued,  the entire  contract  between you and us includes the Policy form and any of the following which may be attached to the Policy:  riders or  endorsements,  the copy of any Application and  endorsements.  All statements  made in any Application are deemed to be  representations  and not warranties.  No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our  President,  one of our Vice  Presidents or our Secretary may change or waive any  provisions of a Policy.
Any change or waiver  must be In  Writing.  To the extent  permitted  by law,  we are not bound by any  promises or representations made by or to any other person.

                                           ADDITIONAL TAX CONSIDERATIONS

The  following is a brief  summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain unchanged or that agencies or courts will always agree as to how the tax law or  regulations  are to be  interpreted.  This  discussion  is not intended as tax advice.  You may wish to consult a professional tax advisor for tax advice as to your particular situation.

Our taxation: We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment as "life  insurance":  The Policy was designed to qualify as a life  insurance  contract  under the Code.
All terms and  provisions  of the Policy shall be construed in a manner which is  consistent  with that design.  In order to qualify as a life  insurance  contract for federal  income tax  purposes and to receive the tax  treatment normally accorded life insurance under federal tax law, a policy must satisfy certain  requirements  established by the Code.  We believe the Policy  satisfies the  applicable  requirements.  If we determine  that a Policy does not satisfy  the  applicable  requirements,  we may take  appropriate  action to conform  the Policy to the  applicable requirements.  This action may require  making  certain  changes to your Policy which could include the return of a portion of your  premium and the earnings  thereon and the  imposition  of higher cost of insurance  charges in the future.  We will notify you before making any such changes.

Treatment  as a  "modified  endowment  contract":  Under  most  circumstances,  taxes on any gain in the Policy are
`deferred' and not taxed every year.  Unless your Policy is  established as part of an eligible  exchange of a life insurance  policy entered into before June 21, 1988,  amounts you receive as a partial  withdrawal,  a loan or as a surrender are taxed in the same manner as  distributions  from a deferred  annuity before annuity  payments  begin.
This  means  that these  types of  distributions  are deemed to come first from any gain in the policy and that any gain is treated as ordinary  income.  It also means that  distributions of gain may be subject to a 10% tax penalty if taken  before  age 59 1/2.  Under  most  circumstances,  the  Beneficiary  will not pay any income tax on the Death
Proceeds.

Assignment:  If you assign or pledge any  portion  of the  Policy,  the  transaction  is treated as a  distribution subject to taxation as ordinary  income.  The tax penalty  noted above may apply.  In addition,  except in the case of a partial  assignment  as of the Policy  Date,  we expect to report gain in the Policy as  currently  taxable in each tax year the assignment remains in effect.

Gifts:  If you give your Policy as a gift to an entity for which you are not the  taxpayer or to anyone  other than your spouse (or former spouse incident to a divorce), the gift is treated for tax purposes as a distribution.

Aggregation  rules:  You may purchase more than one life insurance policy from us in the same calendar year that is treated under the Code as a "modified endowment  contract,"  including the Policy described in this Prospectus.  If you do, all such  policies are subject to  "aggregation  rules." Under these rules,  all of these  policies must be treated  as  one  modified  endowment  contract  when  determining  the  portion  of  any  distribution  or  deemed distribution  which is  currently  taxable.  It is also  possible  that  these  aggregation  rules may apply to any annuity contracts you purchase from us in the same calendar year as you purchase a Policy.

Exchanges:  Section 1035 of the Code permits  certain income  tax-free  exchanges of life insurance  policies.  You must comply with various  requirements  for such exchanges to be treated as tax-free,  which  include,  but are not limited to: (a) the need for the insured to be the same  individual or  individuals  before and after the exchange;
(b) the need for the  owner(s) to be the same before and after the  exchange;  and (c) the need to have the Debt on a Policy as of the date all  premium  is  received  equal to any  outstanding  indebtedness  on the life  insurance exchanged for the Policy.  If you exchange a life  insurance  policy  considered  entered into before June 21, 1988 and which is not a modified  endowment  contract,  we believe  the new  policy  generally  will not be treated as a modified  endowment  contract  if no  additional  premium is paid.  For those  Policies  not  treated  as  modified endowment  contracts,  we believe that loans are not treated as  distributions  and  withdrawals are deemed to come first from your investment in the policy.  In addition,  we believe that the  aggregation  rules as well as the tax treatment of assignments,  pledges and gifts, noted above, would not apply.  However,  we cannot guarantee this tax treatment and advise you to consult your tax advisor before exchanging any existing life insurance policy.

There is no guidance  from the Internal  Revenue  Service as to whether a partial  exchange  from a life  insurance contract is eligible  for  non-recognition  treatment  under  Section  1035 of the Code for such  transactions.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction for the  remaining  life  insurance  policy,  particulary  as to the  subsequent  methods  to be  used to test  for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

As of the date of this Prospectus,  we continue to report partial  surrenders of life insurance policies as subject to current  taxation to the extent of any gain.  However,  we may change our reporting  procedures to treat certain of these  transactions  as partial  1035  exchanges.  Should we do so, we reserve the right to report  transactions that may have been designed to receive  partial 1035 exchange  treatment as partial  surrenders  subject to current taxation if we, as a reporting and  withholding  agent,  believe that we would be expected to deem a transaction to be abusive.

Transfers  between  investment  options:  Transfers  between  investment  options are not subject to taxation.  The
Treasury  Department may promulgate  guidelines under which a variable life insurance policy will not be treated as life  insurance  for tax purposes if persons with  ownership  rights have  excessive  control over the  investments underlying  such a policy.  Such  guidelines may or may not address the number of investment  options or the number of  transfers  between  investment  options  offered.  It  is  not  known  whether  such  guidelines,  if  in  fact promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on transfers  between the investment  options of the Policy offered pursuant to this  Prospectus.  We will take any action,  including  modifications  to your Policy or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under  the Code  certain  taxes  may be due when all or part of a life  insurance policy is  transferred  to or a death benefit is paid to an  individual  two or more  generations  younger than the policy holder.  These  generation-skipping  transfers generally include those subject to federal estate or gift tax rules.  There is an  aggregate  $1.01  million  exemption  from tax on all such  transfers.  We may be  required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct  from your  Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.  You should  consult  with  competent  tax counsel for more  information  on  generation  skipping transfers.

Diversification:  Section  817(h) of the Code provides that a variable life insurance  policy,  in order to qualify as life insurance,  must have an "adequately  diversified"  segregated  asset account  (including  investments in a mutual fund by the  segregated  asset  account of  insurance  companies).  The  Treasury  Department's  regulations prescribe the  diversification  requirements for variable life insurance  policy.  We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Withholding:  Section  3405  of  the  Code  provides  for  Federal  income  tax  withholding  on the  portion  of a distribution  which is  includible  in the gross income of the  recipient.  Amounts to be withheld  depend upon the nature of the  distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes withheld  or have  income  taxes  withheld  at a  different  rate by filing a  completed  election  form with us. A withholding form may be required.

Accelerated  Death Benefits:  Payments of amounts that otherwise would be payable to the Beneficiary as a result of an Insured's  death can qualify for the same  tax-free  treatment  as death  benefits if certain  requirements  are met.  These include  requirements  regarding the terminal  illness of the Insured.  We believe  payments  under the provisions  of the  accelerated  death  benefit  of the  Policy  will  meet  the  requirements  of the Code and the regulations  in order to qualify as tax-free  payments.  A  qualified  tax advisor  should be  consulted  as to any federal gift and estate tax  consequences  of an Owner's  exercise of the Accelerated  Death Benefit  provision and payment of the proceeds under this provision to the Insured or other parties.

Survivorship  Policies:  The Code does not directly address how certain features of a policy paying on the death of a  surviving  insured  should be  treated.  We believe  such a policy  should be  treated  as other life  insurance policies,  but there is some  uncertainty  as to whether that is the case.  If the  surviving  Insured is an Owner, the Death  Proceeds  payable as a result of the death of the last  surviving  Insured  generally will be treated as part of the  Owner's  estate for  purposes of the Federal  estate tax. If the  surviving  Insured was not an Owner, the  replacement  cost of the Policy  would be  included in the estate of the Owner upon his or her death and Death
Proceeds  payable as a result of the death of the surviving  Insured are  includible in the person's  estate if the proceeds are payable to or for the benefit of that person's  estate or if the surviving  Insured held  incidents of ownership in the Policy within three years prior to death.

Substandard  Risk Classes:  The Code provides  limited guidance on the proper tax treatment of policies issued on a substandard  basis  (i.e.  those in a  substandard  risk  class).  The Code  limits  the  amount we can  charge for mortality costs and other expenses we use when we calculate  whether your Policy  qualifies as life insurance under the Code. We are required to base our calculations on reasonable  mortality and other charges  reasonably  expected to be  paid.  We  believe  that the  charges  used  for  your  Policy  should  meet  the  current  requirement  for
"reasonableness."  However,  we reserve the right to make changes to the current and guaranteed  mortality  charges and factors used to determine the Required  Death Benefit,  if new  regulations or guidance is issued that requires a change to ensure that your Policy  qualifies as life insurance  under the Code.  This could result in a change in your Death Benefit  and/or the return of a portion of your premiums and the earnings  thereon.  We will continue to monitor this situation.

Other Taxes:  Amounts  received or deemed received from a Policy that may be subject to Federal income tax also may be subject to state income  taxes.  The fair market value of a Policy or the Death  Proceeds may be included  under certain  circumstances  in an estate for  purposes of state  inheritance  taxes or Federal  estate  taxes.  Federal estate and gift taxes are integrated for various  purposes.  An unlimited  marital deduction may apply for purposes of Federal estate and gift taxes, which would allow deferral of taxes until the death of the surviving spouse.

                                             SAFEKEEPING OF THE ASSETS

We maintain the assets of the Separate Account and those in our general account.  The assets of the Separate
Account are segregated from those in our general account.

                                                    REGULATION

We are  organized as a Connecticut  stock life  insurance  company,  and are subject to  Connecticut  law governing insurance  companies.  We are regulated and supervised by the  Connecticut  Commissioner  of Insurance.  By March 1
of every year, we must prepare and file an annual  statement,  in a form  prescribed by the  Connecticut  Insurance
Department,  which covers our operations  for the preceding  calendar year, and must prepare and file our statement of financial  condition as of December 31 of such year.  The  Commissioner  and his or her agents have the right at all times to review or examine  our books and  assets.  A full  examination  of our  operations  will be  conducted periodically  according  to the  rules  and  practices  of the  National  Association  of  Insurance  Commissioners
("NAIC").  We are subject to the insurance laws and various  Federal and state  securities laws and regulations and to regulatory  agencies,  such as the Securities and Exchange  Commission and the Connecticut  Banking  Department,
which administer those laws and regulations.

We can be assessed up to  prescribed  limits for  policyholder  losses  incurred by  insolvent  insurers  under the insurance  guaranty  fund  laws of most  states.  We  cannot  predict  or  estimate  the  amount  any  such  future assessments  we may have to pay.  However,  the  insurance  guaranty  laws of most  states  provide  for  deferring payment or  exempting a company  from paying such an  assessment  if it would  threaten  such  insurer's  financial strength.

Several states,  including  Connecticut,  regulate  insurers and their affiliates  under insurance  holding company laws and regulations.  This applies to us and our affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies  and  transfers of assets,  may be subject to prior notice and approval, depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently,  the federal  government  does not  directly  regulate  the  business  of  insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.
Types of  changes  that are most  likely to affect our  business  include  changes  to:  (a) the  taxation  of life insurance  companies;  (b) the tax treatment of insurance products;  (c) the securities laws,  particularly as they relate to insurance and annuity  products;  (d) the "business of insurance"  exemption  from many of the provisions of the anti-trust  laws; and (e) any  initiatives  directed toward  improving the solvency of insurance  companies.
We would also be affected by federal  initiatives  that have impact on the  ownership  of or  investment  in United
States companies by foreign companies or investors.

                                                   LEGAL MATTERS

Counsel for American  Skandia Life Assurance  Corporation has passed on the legal matters  relating to the offering of these Policies.

                                                 LEGAL PROCEEDINGS

As of the date of this Prospectus,  neither we nor American Skandia  Marketing,  Incorporated  were involved in any litigation outside of the ordinary course of business, and know of no material claims.

                                                      EXPERTS

The  consolidated  financial  statements of American  Skandia Life  Assurance  Corporation at December 31, 2000 and
1999,  and for each of the three years in the period ended  December  31, 2000,  and the  financial  statements  of
American  Skandia  Life  Assurance  Corporation  Variable  Account F at  December  31, 2000 and for the years ended
December 31, 2000 and 1999,  appearing in this Prospectus and  Registration  Statement have been audited by Ernst &
Young LLP,  independent  auditors,  as set forth in their  reports  thereon  appearing  elsewhere  herein,  and are included  in  reliance  upon such  reports  given upon the  authority  of such firm as experts  in  accounting  and auditing.

William H.  Strong,  Vice  President,  FSA,  MAAA,  has  approved the  hypothetical  illustration  included in this
Prospectus and Registration Statement.  We have included them relying on his opinion that they are reasonable.

                                           DISTRIBUTION OF THIS OFFERING

American Skandia Marketing,  Incorporated ("ASM"), a wholly-owned  subsidiary of American Skandia, Inc. acts as the principal  underwriter of the Policies.  ASM was incorporated  under the laws of the State of Delaware on September
8, 1987.  ASM's principal  business  address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM acts as the distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc.,  a  family  of  retail  mutual  funds.  ASM also  acts as an  introducing broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios of American  Skandia  Trust which are offered as underlying  investment  options under the Policy.  ASM is a  broker-dealer  registered with the SEC under the 1934 Act and a member of the National
Association of Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements  with certain  broker-dealers  registered  under the  Securities  and
Exchange  Act of 1934 or with  entities  which  may  otherwise  offer  the  Policies  that  are  exempt  from  such registration.  In  addition,  ASM may offer  Policies  directly to  potential  purchasers.  Generally,  the maximum initial  commission  to be paid on premiums  received is 8.5%.  However,  we may pay higher  amounts  under certain situations.  In  addition,  a portion  of  compensation  may be paid from time to time based on all or a portion of either the Account  Value or the Cash Value.  We reserve the right to base  commissions  from  time-to-time  on the investment  options  chosen by  Owners,  including  investment  options  that may be  deemed  our  "affiliates"  or
"affiliates" of ASM under the Investment Company Act of 1940.

We may pay an on-going  service fee in  relation to  providing  certain  statistical  information  upon  request by
Owners  about the  investment  options and the  Portfolios.  We may make the fee  payable to the service  providers based on either  the  Account  Value or Cash  Value of  Policies.  Under  most  circumstances,  we will  engage the broker-dealer  of record for your  Policy,  or the entity of record if such  entity  could offer  Policies  without registration as a broker-dealer (i.e. certain banks), to be your resource for the statistical  information,  and to be available  upon your request to both provide and explain such  information to you. The  broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless  later  changed.  Some portion of the fee we pay for this service may be payable to your representative.

From time to time,  as  permitted  by law, we may promote the sale of our  products  such as the  Policies  offered pursuant to this Prospectus  through  programs of non-cash rewards to registered  representatives  of participating broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise certain information  regarding the performance of the investment options that does not take into consideration the effect of either the cost of insurance charges,  the contingent  deferred sales charge,  or the  maintenance  fee. This  performance  information  may help you review the performance of the investment options and provide a basis for comparison  between the Policy's  investment  options.  This information may be less useful when  comparing the  performance of the  investment  options with the  performance of investment options  provided in other variable life policies  because each plan of life insurance will have its own applicable charges.  This  information  is even less useful in  comparing  performance  to that of any  savings or  investment vehicle, rather than variable life insurance.

Performance  information  on the  Sub-accounts  is based on past  performance  only and is no  indication of future performance.  Actual  performance  will  depend  on the  type,  quality  and,  for  some of the  Sub-accounts,  the maturities of the  investments  held by the Portfolios and upon  prevailing  market  conditions and the response of the  Portfolios  to such  conditions.  Actual  performance  will also  depend on  changes  in the  expenses  of the
Portfolios.  Such  changes  are  reflected,  in turn,  in the  Sub-accounts  which  invest in such  Portfolios.  In addition,  the charges  deducted from your Account Value and those assessed  against each  Sub-account  will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent  permitted by applicable law,  performance  quoted in advertising  regarding such  Sub-accounts may indicate periods  during which the  Portfolios  have been in existence but prior to the inception of the  Sub-account(s)  or the initial offering of the Policies.  Such performance is considered  hypothetical  historical performance because the  Sub-accounts  did not exist during the period the  performance  was  achieved.  Such  hypothetical  historical performance  is  calculated  using the same  assumptions  employed  in  calculating  historical  performance  since inception  of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These  include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender,  where applicable,  of an Insured or  Insureds;  (b) the  Premium  and Policy  Date;  and (c)  assumptions  about a lack of  transfers,  loans,  loan repayments and withdrawals during the period for which performance is quoted.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial ratings  services.  Such rankings may help you in  evaluating  our ability to meet our  obligations  in relation to
Fixed  Allocations,  pay Death Proceeds,  make payments under any settlement options or administer  Policies.  Such rankings  and  ratings  do not  reflect  or relate  to the  performance  of  Separate  Account F or the  underlying
Portfolios.

                                                   ILLUSTRATIONS

It is  impossible  to  illustrate  exactly  how a Policy  will  perform  in the  future.  However,  you may  better understand how a Policy works,  and may be able to better compare a Policy with other life insurance  plans,  using hypothetical  illustrations based on the personal  characteristics of the Insured(s) as well as certain assumptions about  the  future.  The  Company  will  furnish,  upon  request  and at no  charge,  a  personalized  hypothetical illustrations  based on:  (a) the  Age(s)  of the  Insured(s);  (b) the  tobacco  usage  class  and  expected  risk class(es) of the Insured(s);  (c) the gender of the Insured(s),  where  permitted;  (d) the Face Amount you seek or the amount of Premium you intend to pay;  and (e)  applicable  cost of insurance  charges.  Where  applicable,  the
Company  will also  furnish  upon  request an  illustration  for a Policy  that is not  affected  by the sex of the
Insured.

When requested,  personalized hypothetical illustrations provided by the Company will be based, as appropriate,  on the  methodology and format of the  hypothetical  illustrations  that the Company has included in its  registration statement  for the Policy.  Please refer to the section of the  Prospectus  entitled "How can I find out more about this offer?" The  hypothetical  illustrations  show the changes in the Death Benefit,  Account Value and Cash Value over time based on certain assumptions, including:

|X|      Hypothetical  average  annual  gross  rates of return in the  Portfolios  of 0%, 6% and 12%. To the extent permitted  by NASD rules and other  applicable  laws and  regulations,  we may also  provide  personalized hypothetical illustrations based on actual historical performance of one or more of the Portfolios.

|X|      Hypothetical  constant  expense  ratios of 1.23% for the  Portfolios,  which is the  average of the actual total annual  expenses for all  available  Portfolios as of December 31, 2000.  The total annual  expenses for the underlying  mutual funds are shown in the section entitled  "Summary of Costs - Underlying  Mutual
         Fund  Portfolio  Annual  Expenses."  The  1.23%  hypothetical   expense  ratio,  when  deducted  from  the
         hypothetical  average  annual  gross  rates of return  equals a  hypothetical  average  annual net rate of return  of  -1.23%,  4.77%,  10.77%  respectively.  To the  extent  permitted  by  NASD  rules  and  other applicable laws and regulations,  we may also provide  personalized  hypothetical  illustrations  based on different assumptions of underlying mutual fund expenses.

|X|      The  mortality  and  expense  risk  charge  assessed  against  the  assets in the  Separate  Account at an annualized  rate of 0.90% per year for  Policy  Years 1  through  15 and  0.25%  for  Policy  Years 16 and thereafter.  The charge for  administrative  expenses  connected  with  operating the Separate  Account is
         0.25% per year.  The 0.25% charge for  administrative  expenses  does not  decrease  after the 15th Policy
         Year.

|X|      The cost of insurance  charges  under the Policy that differ by gender,  tobacco  usage class and attained age, as well as all other charges that apply.

                                         EXECUTIVE OFFICERS AND DIRECTORS

Our executive officers,  directors and certain significant  employees,  their ages, positions with us and principal occupations  are indicated  below.  The  immediately  preceding work  experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
49                                                            and Director (since September, 2000)                 American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram joined us in 1998. She previously  held the position of Senior Vice President,  Chief  Marketing  Officer
with Mutual Service Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
31                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
32                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Gordon C. Boronow                                             Deputy Chief Executive Officer         Deputy Chief Executive Officer:
48                                                            and Director (since July, 1991)                  American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
36                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
45                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Carl Cavaliere                                                Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Cavaliere  joined us in 1998.  He  previously  held the position of Director of  Operations  with Aetna,  Inc.
since 1989.

Y.K. Chan                                                     Senior Vice President                            Senior Vice President
43                                                            and Director (since September, 2000)    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan  joined us in 1999.  He  previously  held the  position of Chief  Information  Officer  with E.M.  Warburg
Pincus  from  January  1995  until  April  1999 and the  position  of Vice  President,  Client  Server  Application
Development with Scudder, Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
42                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello  joined us in 1997. She previously  held the position of Assistant Vice President with Phoenix Duff
& Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
40                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Cronin  joined us in 1998. He previously  held the position of  Manager/Client  Investor with Columbia  Circle
Investors since 1995.

Harold Darak                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999. He previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since  1998 and the  positions  of Second  Vice  President  with The  Guardian  since 1996 and The  Travelers  from
October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
41                                                            and Chairman of the Board                     Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
54                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ian Kennedy                                                   Senior Vice President                           Senior Vice President:
53                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian  Kennedy  joined us in 1998.  He  previously  was  self-employed  since 1996 and held the  position of Vice
President, Customer Service with SunLife of Canada from September, 1968 to August, 1995.

N. David Kuperstock                                           Vice President                                         Vice President:
49                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President and                                     Vice President,
46                                                            Chief Actuary                                           Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Robert K. Leach joined us in 2000.  He previously  was employed in the U.S.  Retirement  Products and Services
Division of Sun Life of Canada and held the position of Vice President, Finance and Product.

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
48                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
46                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
39                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
32                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
45                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999. She previously  held the position of First Vice  President  with  Prudential  Securities since 1997 and Vice President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
51                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
56                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the  position  of  Manager,  Application  Development  with
Citizens  Utilities  Company since 1996 and HRIS Tech Support  Representative  with Yale New Haven  Hospital  since
1993.

William H. Strong                                             Vice President                                         Vice President:
57                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice  President with American  Financial  Systems from June 1994 to October  1997 and the  position of Actuary  with  Connecticut  Mutual Life from June 1965 to June
1994.

Guy Sullivan                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000. He previously  held the positions of Managing  Director,  Wholesale  Distribution with  Allmerica  Financial  Services  since 1999 and Managing  Director and Member of the Executive  Committee with
Putnam Investments since 1995.

Leslie S. Sutherland                                          Vice President                                         Vice President:
47                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
43                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian W. Thwaites                                         Senior Vice President                           Senior Vice President:
43                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mary Toumpas                                                  Vice President                                      Vice President and
49                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Toumpas  joined  us in 1997.  She  previously  held the  position  of  Assistant  Vice  President  with  Chubb
Life/Chubb Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President:
53                                                            Director (since September, 1994)                      American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                           Senior Vice President:
46                                                            and Director (since September, 2000)             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Ullman joined us in 1998.  She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  General Counsel                                       General Counsel:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Wickman joined us in 2001. He previously  held the position of Senior Vice President and General  Counsel with
Aetna Financial Services since 1992.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President:
45                                                            Director (since March 2000)                     American Skandia, Inc.

Mr.  Winson  joined us in 1998. He previously  held the position of Senior Vice  President  with Sakura Bank,  Ltd.
since 1990.

                                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                           INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial condition of American Skandia Life Assurance  Corporation
(the "Company" which is a wholly-owned  subsidiary of Skandia  Insurance  Company Ltd.) as of December 31, 2000 and
1999,  and the related  consolidated  statements of operations,  shareholder's  equity and cash flows for the three year period ended  December  31, 2000.  These  consolidated  financial  statements  are the  responsibility  of the
Company's  management.  Our  responsibility  is to express an opinion on these  consolidated  financial  statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the consolidated  financial position of American Skandia Life Assurance  Corporation at December 31, 2000 and 1999, and
the  consolidated  results of their operations and their cash flows for each of the three years in the period ended
December 31, 2000 in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young

February 2, 2001
Hartford, Connecticut

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Consolidated Statements of Financial Condition
                                                  (in thousands)

                                    See notes to consolidated financial statements.

                                                                             As of December 31,
                                                                          2000                        1999
                                                                     ---------------            ----------------
ASSETS
------

Investments:
  Fixed maturities - at fair value                                          285,708             $       198,165                                                                        $
  Fixed maturities - at amortized cost                                                                    3,360
                                                                                  -
  Equity securities - at fair value                                          20,402                      16,404
  Derivative instruments
                                                                              3,015                         189
  Policy loans                                                                3,746                       1,270
                                                                      --------------              --------------
                                                                      --------------              --------------

    Total investments                                                       312,871                     219,388

Cash and cash equivalents                                                    76,499                      89,212
Accrued investment income                                                     5,209                       4,054
Deferred acquisition costs                                                1,398,192                   1,087,705
Reinsurance receivable                                                        3,642                       4,062
Receivable from affiliates                                                    3,327
                                                                                                              -
Income tax receivable
                                                                             34,620                           -
Income tax receivable - deferred                                                                         51,726
                                                                                  -
State insurance licenses                                                      4,113                       4,263
Fixed assets                                                                 10,737                       3,305
Other assets                                                                 96,403                      36,698
Separate account assets                                                  29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total assets                                                       $   31,702,705             $    30,881,579
                                                                     ===============            ================
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits                  135,545             $        73,292                                                                        $
Drafts outstanding                                                           63,758                      51,059
Accounts payable and accrued expenses                                       137,040                     158,590
Income tax payable                                                                                       24,268
                                                                                  -
Income tax payable - deferred
                                                                              8,949                           -
Payable to affiliates
                                                                                  -                      68,736
Future fees payable to parent                                               934,410
                                                                                                     576,034
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     179,000
Separate account liabilities                                             29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total liabilities                                                      31,205,794                  30,522,145
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  287,329                     215,879
Retained earnings                                                           205,979                     141,162
Accumulated other comprehensive income (loss)                                 1,103                       (107)
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total shareholder's equity                                              496,911                     359,434
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                           31,702,705             $    30,881,579                                                                        $
                                                                     ===============            ================

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Consolidated Statements of Operations
                                                  (in thousands)

                                    See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                   2000                  1999                 1998
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

REVENUES
--------

Annuity and life insurance charges and fees                  $                     $                    $
                                                                     424,578              289,989              186,211
Fee income                                                           130,610               83,243               50,839
Net investment income                                                 11,656               10,441               11,130
Premium income                                                         3,118                1,278                  874
Net realized capital (losses) gains                                    (688)                  578                   99
Other                                                                  2,348                1,832                  387
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total revenues                                                     571,622              387,361              249,540
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                    751                  612                  558
  Change in annuity and life insurance policy reserves                45,018                3,078                1,053
  Cost of minimum death benefit reinsurance
                                                                           -            2,945                5,144
  Return credited to contractowners                                    9,046              (1,639)              (8,930)
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                      54,815                4,996              (2,175)

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                         335,213              206,350              167,790
  Interest expense                                                    85,998               69,502               41,004
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                     421,211              275,852              208,794
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total benefits and expenses                                        476,026              280,848              206,619
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

    Income from operations before income tax                          95,596              106,513               42,921

      Income tax expense
                                                                      30,779               30,344                8,154
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

        Net income                                           $                     $                    $
                                                                      64,817               76,169               34,767
                                                             ================      ===============      ===============
                                                             ================      ===============      ===============

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Consolidated Statements of Shareholder's Equity
                                                  (in thousands)

                                  See notes to consolidated financial statements.

                                                                   For the Year Ended December 31,
                                                               2000                 1999                  1998
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Common stock:
  Beginning balance                                      $                   $                     $
                                                                  2,500                 2,000                 2,000
  Increase in par value
                                                                      -                   500                     -
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  2,500                 2,500                 2,000
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Additional paid in capital:
  Beginning balance                                             215,879               179,889               151,527
  Transferred to common stock
                                                                      -                 (500)                     -
  Additional contributions                                       71,450                36,490                28,362
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              287,329               215,879               179,889
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Retained earnings:
  Beginning balance                                             141,162                64,993                30,226
  Net income                                                     64,817                76,169                34,767
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              205,979               141,162                64,993
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Accumulated other comprehensive income (loss):
  Beginning balance
                                                                  (107)                 3,535                   668
  Other comprehensive income (loss)
                                                                  1,210               (3,642)                 2,867
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  1,103                 (107)                 3,535
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

      Total shareholder's equity                         $                   $                     $
                                                                496,911               359,434               250,417
                                                         ===============     =================     =================
                                                         ===============     =================     =================

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Consolidated Statements of Cash Flow
                                                  (in thousands)

                                  See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                  2000               1999                1998
                                                             -------------      --------------      -------------

Cash flow from operating activities:
  Net income                                                 $                  $                   $
                                                                   64,817              76,169             34,767
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation
                                                                    7,565               1,495                251
      Deferred tax expense                                                           (10,903)
                                                                   60,023                               (14,242)
      Change in unrealized losses on derivatives
                                                                  (2,935)               3,749                  -
      Increase in policy reserves
                                                                   50,892               4,367              1,130
      (Decrease) increase in payable to affiliates
                                                                 (72,063)              69,897                166
      Change in income tax payable/receivable
                                                                 (58,888)              17,611              7,704
      Increase in other assets                                                       (32,954)
                                                                 (59,987)                                (1,173)
      Increase in accrued investment income
                                                                  (1,155)             (1,174)              (438)
      Decrease in reinsurance receivable
                                                                      420                 129              2,152
      Net increase in deferred acquisition costs                                    (366,198)          (174,804)
                                                                (310,487)
      (Decrease) increase in accounts payable and accrued
expenses                                                         (21,550)              66,763             20,637
      Increase in drafts outstanding                                                                       9,663
                                                                   12,699              22,118
      Change in foreign currency translation, net
                                                                    (101)                 701               (22)
      Net realized capital gain on expiration of derivatives
                                                                    (500)                   -                  -
      Net realized capital losses (gains)
                                                                      688               (578)               (99)
                                                             -------------      --------------      -------------

        Net cash used in operating activities                                       (148,808)          (114,308)
                                                                (330,562)
                                                             -------------      --------------      -------------

Cash flow from investing activites:
      Purchase of fixed maturity investments                                         (99,250)
                                                                (380,737)                               (31,828)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                  303,736              36,226              4,049
      Purchase of derivatives
                                                                  (6,722)             (4,974)                  -
      Purchase of shares in mutual funds                                             (17,703)
                                                                 (18,136)                                (7,158)
      Proceeds from sale of shares in mutual funds
                                                                    8,345              14,657              6,086
      Purchase of fixed assets
                                                                  (7,348)             (3,178)               (18)
      Increase in policy loans
                                                                  (2,476)               (701)                118
                                                             -------------      --------------      -------------

        Net cash used in investing activities                                        (74,923)
                                                                (103,338)                               (28,751)
                                                             -------------      --------------      -------------

Cash flow from financing activities:
      Capital contribution from parent
                                                                   51,450              22,490              8,362
      Increase in future fees payable to parent, net
                                                                  358,376             207,056            135,944
      Net deposits to (withdrawals from) contractowner
        accounts                                                   11,361               5,872            (5,696)
--------------------------------------------------------------------------      --------------      -------------

        Net cash provided by financing activities
                                                                  421,187             235,418            138,610
                                                             -------------      --------------      -------------

          Net (decrease) increase in cash and cash
            equivalents
                                                                 (12,713)              11,687            (4,449)
          Cash and cash equivalents at beginning of period
                                                                   89,212              77,525             81,974
                                                             -------------      --------------      -------------

            Cash and cash equivalents at end of period       $                  $                   $
                                                                   76,499              89,212             77,525
                                                             =============      ==============      =============

     Income taxes paid                                       $                  $                   $
                                                                   29,644              23,637             14,651
                                                             =============      ==============      =============

      Interest paid                                          $                  $                   $
                                                                   85,551              69,697             35,588
                                                             =============      ==============      =============
                                                                                                    =============

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                    Notes to Consolidated Financial Statements
                                                 December 31, 2000

1.       ORGANIZATION AND OPERATION

         American  Skandia Life Assurance  Corporation  (the "Company") is a wholly-owned  subsidiary of American
         Skandia,  Inc.  ("ASI") whose  ultimate  parent is Skandia  Insurance  Company Ltd.,  ("SICL") a Swedish
         Corporation.

         The Company  develops  long-term  savings and  retirement  products  which are  distributed  through its affiliated  broker/dealer  company,  American  Skandia  Marketing,  Incorporated  ("ASM").  The  Company
         currently  issues  variable and term life  insurance  and  variable,  fixed,  market value  adjusted and immediate annuities for individuals, groups and qualified pension plans.

         The  Company  has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida")  which is a life insurance company  domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $4,402,000 and
         $4,592,000 as of December 31, 2000, and 1999,  respectively.  The Company  considers  Mexico an emerging market and has invested in the Skandia Vida operations  with the expectation of generating  profits from long-term  savings  products  in  future  years.  As such,  Skandia  Vida has  generated  net  losses of
         $2,540,000,  $2,523,000  and  $2,514,000  for  the  years  ended  December  31,  2000,  1999  and  1998, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements  have been prepared in  conformity  with accounting  principles generally accepted in the United States.  Intercompany  transactions and balances have been eliminated in consolidation.

                  Certain  reclassifications  have been made to prior year  amounts to conform  with the  current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  The FASB has issued  Statement of  Financial  Accounting  Standards  No. 133,  "Accounting  for
                  Derivative  Instruments  and  Hedging  Activities",  as  amended  by  SFAS  137  and  SFAS  138
                  (collectively,  "SFAS  133").  SFAS 133 is  effective  for all  fiscal  quarters  of all fiscal years  beginning after June 15, 2000;  accordingly,  the Company adopted SFAS 133 on January 1,
                  2001.   This  statement   establishes   accounting  and  reporting   standards  for  derivative
                  instruments,  including certain  derivative  instruments  embedded in other contracts,  and for hedging  activities.  SFAS No.  133  requires  that all  derivative  financial  instruments  be measured  at fair value and  recognized  in the  statement  of  condition  as either  assets or liabilities.  Changes  in the  fair  value  of the  derivative  financial  instruments  will be reported in either  earnings or  comprehensive  income,  depending on the use of the derivative and whether or not it qualifies for hedge accounting.

                  Special hedge accounting  treatment is permitted only if specific  criteria are met,  including that the hedging  relationship  be highly  effective both at inception and on an ongoing basis.
                  Accounting  for hedges  varies  based on the type of hedge - fair  value or cash flow.  Results of  effective  hedges are  recognized  in current  earnings  for fair value hedges and in other comprehensive  income for cash flow  hedges.  Ineffective  portions  of hedges  are  recognized immediately in earnings.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  The  derivative  instruments  held by the  Company  in 2000 and 1999  consisted  of equity  put options  utilized  to manage the  market  risk and  reserve  fluctuations  associated  with the guaranteed  minimum  death  benefit  ("GMDB").  The  adoption  of SFAS  No.  133 did not have a material effect on the Company's financial statements.

C.       Investments
--------------------

                  The Company  has  classified  its fixed  maturity  investments  as either  held-to-maturity  or available-for-sale.  Investments  classified  as  held-to-maturity  are  investments  that  the
                  Company  has the  ability  and intent to hold to  maturity.  Such  investments  are  carried at amortized cost. Those  investments  which are classified as  available-for-sale  are carried at fair value and changes in  unrealized  gains and losses are  reported  as a component  of other comprehensive income.

                  The  Company  has  classified  its  mutual  fund  investments  held in  support  of a  deferred compensation  plan (see Note 13) as  available-for-sale.  Such  investments are carried at fair value and  changes  in  unrealized  gains and  losses  are  reported  as a  component  of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized  gains  and  losses  on  disposal  of  investments  are  determined  by  the  specific identification method and are included in revenues.

         D.       Derivative Instruments
                  ----------------------

                  The Company uses  derivative  instruments  which  consist of equity  option  contracts for risk management  purposes,  and not for trading or speculation.  The Company hedges the market value fluctuations  of the GMDB  exposure  embedded in its policy  reserves.  Premiums paid on option contracts  are  amortized  into net  investment  income  over the terms of the  contracts.  The options are carried at amortized  cost plus  intrinsic  value,  if any, at the valuation  date.
                  An  option  has   intrinsic   value  if  it  is   "in-the-money."   For  a  put  option  to  be
                  "in-the-money,"  the  exercise  price must be greater than the value of the  underlying  index.
                  Changes in  intrinsic  value are  recorded  as a  component  of the change in annuity  and life insurance policy reserves consistent with changes in the GMDB reserve.

E.       Cash Equivalents
         ----------------

                  The Company  considers  all highly  liquid time  deposits,  commercial  paper and money  market mutual funds  purchased  with a maturity at date of  acquisition  of three months or less to be cash equivalents.

F.       Fair Values of Financial Instruments
         ------------------------------------

                  The methods and  assumptions  used to determine the fair value of financial  instruments are as follows:

                  Fair values of fixed  maturities  with active  markets are based on quoted market  prices.  For fixed  maturities  that  trade  in less  active  markets,  fair  values  are  obtained  from an independent pricing service.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Fair values of investments in mutual funds are based on quoted market prices.

                  The intrinsic  value portion of the  derivative  instrument is determined  based on the current value of the underlying index.

                  The  carrying  value of cash and cash  equivalents  (cost)  approximates  fair value due to the short-term nature of these investments.

                  The  carrying  value  of  short-term  borrowings  (cost)  approximates  fair  value  due to the short-term nature of these liabilities.

                  Fair  values of  certain  financial  instruments,  such as future  fees  payable  to parent and surplus  notes  are not  readily  determinable  and are  excluded  from fair  value  disclosure requirements.

         G.       State Insurance Licenses
                  ------------------------

                  Licenses to do  business in all states have been  capitalized  and  reflected  at the  purchase price  of  $6,000,000  less  accumulated  amortization.  The  cost  of the  licenses  is  being amortized on a straight-line basis over 40 years.

         H.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain  costs  associated  with  internal use software in accordance with the American  Institute of Certified Public  Accountants  Statement of Position 98-1 ("SOP
                  98-1"),  "Accounting  for the Costs of Software  Developed or Obtained  for  Internal  Use. The
                  SOP, which was adopted  prospectively  as of January 1, 1999,  requires the  capitalization  of certain  costs  incurred in  connection  with  developing  or obtaining  internal use software.
                  Prior to the adoption of SOP 98-1,  the Company  expensed  all  internal  use software  related costs as  incurred.  Details of the  capitalized  software  costs,  which are included in fixed assets, and related amortization for the years ended December 31, are as follows:

                  (in thousands)                                              2000              1999
                                                                              ----              ----

                  Balance at beginning of year                               $2,920             $
                                                                             ------             -
                                                                                       -

                  Software costs capitalized during the year                  4,804
                                                                                               3,035

                  Software costs amortized during the year                      (512)           (115)
                                                                       ---      -----     ----  -----

                                                                              4,292
                                                                      -       -----
                                                                                               2,920
                                                                                               -----

                  Balance at end of year                                     $7,212
                                                                             ======
                                                                                              $2,920
                                                                                              ======

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Income Taxes
                  ------------

                  The  Company is included  in the  consolidated  federal  income tax return and  combined  state income tax return of an upstream  company,  Skandia AFS  Development  Holding  Corporation  and
                  certain of its  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal and state  income  tax  provisions  are  computed  on a  separate  return  basis  as  adjusted  for consolidated items such as net operating loss carryforwards.

                  Deferred  income  taxes  reflect  the net tax  effects of  temporary  differences  between  the carrying  amounts of assets and  liabilities for financial  reporting  purposes and the amounts used for income tax purposes.

         J.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contractowner account values for mortality and expense risks,  administration  fees, surrender charges and an
                  annual  maintenance  fee  per  contract.   Benefit  reserves  for  variable  annuity  contracts
                  represent  the  account  value  of the  contracts  and are  included  in the  separate  account liabilities.

                  Revenues for variable immediate annuity contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration  fees.  Benefit reserves for variable immediate annuity contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues  for market  value  adjusted  fixed  annuity  contracts  consist of  separate  account investment  income  reduced  by  benefit  payments  and  changes  in  reserves  in  support  of contractowner  obligations,  all of which are  included in return  credited to  contractowners.
                  Benefit  reserves for these  contracts  represent the account value of the  contracts,  and are included in the general  account  reserve  for future  contractowner  benefits to the extent in excess of the separate account assets.

                  Revenues for immediate annuity contracts without life  contingencies  consist of net investment income.  Revenues for immediate  annuity  contracts with life  contingencies  consist of single premium  payments  recognized as annuity  considerations  when received.  Benefit  reserves for these  contracts  are based on the Society of Actuaries  1983  Table-a  with  assumed  interest rates that vary by issue year.  Assumed  interest  rates ranged from 6.25% to 8.25% at December
                  31, 2000 and 1999.

                  Revenues  for  variable  life  insurance  contracts  consist of charges  against  contractowner account  values  for  mortality  and  expense  risk fees,  cost of  insurance  fees,  taxes and surrender  charges.  Certain  contracts  also  include  charges  against  premium  to pay state premium taxes.  Benefit  reserves for variable life insurance  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         K.       Deferred Acquisition Costs
                  --------------------------

                  The  costs of  acquiring  new  business,  which  vary  with and are  primarily  related  to the production  of new  business,  are being  deferred,  net of  reinsurance.  These costs  include commissions,  costs  of  contract  issuance,  and  certain  selling  expenses  that  vary  with production.  These  costs are  being  amortized  generally  in  proportion  to  expected  gross profits  from  surrender  charges,  policy  and asset  based  fees and  mortality  and  expense margins.  This amortization is adjusted  retrospectively  and  prospectively  when estimates of current and future gross profits to be realized from a group of products are revised.

                  Details  of the  deferred  acquisition  costs and  related  amortization  for the  years  ended
                  December 31, are as follows:

                          (in thousands)                                  2000             1999              1998
                                                                          ----             ----              ----

                  Balance at beginning of year                          $1,087,705          $721,507          $546,703
                                                                        ----------          --------          --------

                  Acquisition costs deferred during the year               495,103                             261,432
                                                                                             450,059

                  Acquisition costs amortized during the year             (184,616)          (83,861)          (86,628)
                                                                     ---  ---------      ------------         ---------

                                                                           310,487                             174,804
                                                                     ----  -------         ---                --------
                                                                                             366,198
                                                                                             -------

                  Balance at end of year                                $1,398,192        $1,087,705          $721,507
                                                                        ==========        ==========          ========

         L.       Reinsurance
                  -----------

                  The Company cedes  reinsurance  under modified  co-insurance  arrangements.  These  reinsurance arrangements  provide  additional  capacity for growth in supporting  the cash flow strain from the Company's  variable  annuity and variable  life  insurance  business.  The  reinsurance  is effected under quota share contracts.

                  The Company  reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first half of 1999 and in 1998.  Under this  reinsurance  agreement,  the Company  ceded premiums of $2,945,000 and $5,144,000;  received claim  reimbursements  of $242,000 and $9,000;
                  and,  recorded  increases/(decreases)  in reserves  of  ($2,763,000)  and  $323,000 in 1999 and
                  1998, respectively.

At December 31, 2000 and 1999, in accordance with the provisions of modified coinsurance agreements, the Company accrued
                  $4,339,000 and $41,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         M.       Translation of Foreign Currency
                  -------------------------------

                  The  financial  position and results of  operations  of Skandia  Vida are measured  using local currency as the  functional  currency.  Assets and  liabilities  are translated at the exchange rate in effect at each year-end.  Statements of income and  shareholder's  equity  accounts are translated at the average rate  prevailing  during the year.  Translation  adjustments  arising from the use of differing  exchange  rates from period to period are reported as a component of other comprehensive income.

         N.       Separate Accounts
                  -----------------

                  Assets  and  liabilities  in  Separate  Accounts  are  included  as  separate  captions  in the consolidated  statements of financial  condition.  Separate Account assets consist  principally of long term  bonds,  investments  in mutual  funds,  short-term  securities  and cash and cash
                  equivalents,   all  of  which  are  carried  at  fair  value.   The   investments  are  managed
                  predominately   through  the  Company's   investment  advisory   affiliate,   American  Skandia
                  Investment  Services,  Inc.  ("ASISI"),  utilizing  various fund managers as sub-advisors.  The remaining  investments are managed by independent  investment  firms. The contractowner has the option of  directing  funds to a wide  variety  of mutual  funds.  The  investment  risk on the variable  portion of a contract is borne by the  contractowner.  A fixed  option with a minimum guaranteed  interest rate is also  available.  The Company is  responsible  for the credit risk associated with these investments.

                  Included in Separate  Account  liabilities are reserves of  $1,059,987,000  and $896,205,000 at
                  December  31,  2000 and  1999,  respectively,  relating  to  annuity  contracts  for  which the
                  contractowner   is   guaranteed   a  fixed  rate  of  return.   Separate   Account   assets  of
                  $1,059,987,000  and  $896,205,000  at December 31, 2000 and 1999,  respectively,  consisting of long term bonds,  short-term  securities,  transfers due from the general  account and cash and cash equivalents are held in support of these annuity contracts, pursuant to state regulation.

         O.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with  accounting  principles  generally accepted in the United States  requires that  management  make estimates and  assumptions  that affect the reported  amount of assets and  liabilities at the date of the financial  statements and the  reported  amounts of revenues  and  expenses  during the  reporting  period.  The more significant  estimates and  assumptions are related to deferred  acquisition  costs and involve policy lapses,  investment  return and maintenance  expenses.  Actual results could differ from those estimates.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

                           (in thousands)                                            2000          1999        1998
                                                                                     ----          ----        ----

         Net income                                                                 $64,817       $76,169    $34,767
         Other comprehensive income:
            Unrealized investment (losses) gains on
                available for sale securities                                         (1,681)       (3,438)     2,801
            Reclassification adjustment for realized losses (gains)
                included in investment income                                          2,957          (660)         88
                                                                                   ---------  -----   ----- ----------
            Net unrealized gains (losses) on securities                                1,276        (4,098)     2,889

            Foreign currency translation                                                               456        (22)
                                                                                    -------     ---------- -----------
                                                                                    (66)
                                                                                    ----

         Other comprehensive income (loss)                                             1,210        (3,642)      2,867
                                                                                   --------- --     ------- ---- -----

         Comprehensive income                                                       $66,027       $72,527     $37,634
                                                                                    =======       =======     =======

         The  components  of  accumulated  other  comprehensive  income,  net of tax,  as of  December 31 were as follows:

                     (in thousands)                                                    2000          1999
                                                                                       ----          ----

        Unrealized investment gains (losses)                                          $1,021         ($255)
        Foreign currency translation                                                       82           148
                                                                               ------      --        ------

        Accumulated other comprehensive income (loss)                                 $1,103         ($107)
                                                                                      ======         ======

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS

         The amortized cost, gross unrealized  gains/losses  and estimated fair value of  available-for-sale  and held-to-maturity  fixed  maturities and investments in mutual funds as of December 31, 2000 and 1999 are shown below.  All securities held at December 31, 2000 and 1999 were publicly traded.

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                       (in thousands)                                     Available-for-Sale
                                                                          ------------------

                                                                           Gross              Gross
                                                        Amortized        Unrealized        Unrealized         Fair
                                                           Cost            Gains             Losses          Value
                                                           ----            -----             ------          -----

         U.S. Government obligations                       $206,041              $4,445           $ (11)      $210,475

         Foreign government obligations                       2,791                 195                          2,986
                                                                                                -

         Obligations of state and political
            subdivisions                                        253                   1                            254
                                                                                                -

         Corporate securities                                72,237               1,565          (1,809)        71,993
                                                      ----   ------  --           -----          -------  ----  ------

             Totals                                        $281,322              $6,206         $(1,820)      $285,708
                                                           ========              ======         ========      ========

         The amortized cost and fair value of fixed  maturities,  by contractual  maturity,  at December 31, 2000 are shown below.

                       (in thousands)                        Available-for-Sale
                                                             ------------------

                                                          Amortized           Fair
                                                            Cost             Value
                                                            ----             -----

         Due in one year or less                              $ 7,005           $ 7,018

         Due after one through five years                     157,111           158,344

         Due after five through ten years                     107,729           110,469

         Due after ten years                                    9,477             9,877
                                                      -----     -----  ------     -----

            Total                                            $281,322          $285,708
                                                             ========          ========

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS  (continued)

         Investments in fixed maturities as of December 31, 1999 consisted of the following:

                            (in thousands)                                       Available-for-Sale
                                                                                 ------------------

                                                                             Gross            Gross
                                                          Amortized       Unrealized        Unrealized         Fair
                                                             Cost            Gains             Losses          Value
                                                             ----            -----                             -----

         U.S. Government obligations                          $ 81,183            $ -           $ (678)       $ 80,505

         Obligations of state and political
            subdivisions                                           253              -                (3)           250

         Corporate securities                                  121,859              -           (4,449)        117,410

                      Totals                                  $203,295            $ -         $(5,130)        $198,165
                                                              ========            ===         ========        ========

                            (in thousands)                                      Held-to-Maturity
                                                                                ----------------

                                                                             Gross               Gross
                                                           Amortized      Unrealized        Unrealized          Fair
                                                               Cost            Gains            Losses         Value
                                                               ----            -----            ------         -----

         U.S. Government obligations                            $1,105            $ -              $ (1)        $1,104

         Corporate securities                                                       -               (15)
                                                                 2,255                                     2,240

                      Totals                                    $3,360            $ -             $(16)         $3,344
                                                                ======            ===             =====         ======

         Proceeds from sales of fixed maturities during 2000, 1999 and 1998 were $302,632,000,  $32,196,000,  and
         $999,000,  respectively.   Proceeds  from  maturities  during  2000,  1999  and  1998  were  $1,104,000,
         $4,030,000, and $3,050,000, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         The cost,  gross  unrealized  gains/losses and fair value of investments in mutual funds at December 31,
         2000 and 1999 are shown below:

                    (in thousands)                                          Gross             Gross
                                                                         Unrealized        Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         2000                                             $23,218           $ 372           $(3,188)           $20,402
                                                          =======           =====           ========           =======

         1999                                             $11,667          $4,763            $ (26)            $16,404
                                                          =======          ======            ======            =======

         Net realized investment gains (losses) were as follows for the years ended December 31:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities:
           Gross gains                                                      $1,002            $ 253            $ -
           Gross losses                                                     (3,450)            (228)              (1)
         Investment in mutual funds:
           Gross gains                                                       1,913              990              281
           Gross losses                                                        (153)           (437)            (181)
                                                                          ---  -----     --    -----            -----

         Totals                                                             $ (688)           $ 578            $ 99
                                                                            =======           =====            ====

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities                                                  $13,502           $ 9,461         $ 8,534
         Cash and cash equivalents                                            5,154            2,159           1,717
         Investment in mutual funds                                               99               32          1,013
         Policy loans                                                             97               31              45
         Derivative instruments                                              (6,939)          (1,036)
                                                                             -------          -------
                                                                                                               -

         Total investment income                                            11,913            10,647          11,309

         Investment expenses                                                     257              206             179
                                                                         ------  ---    ------    ---      ------ ---

         Net investment income                                             $11,656           $10,441         $11,130
                                                                           =======           =======         =======

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                       (in thousands)                                            2000             1999        1998
                                                                                 ----             ----        ----

         Current tax (benefit) expense                                         ($29,244)         $41,248      $22,384

         Deferred tax expense (benefit)                                                          (10,904)     (14,230)
                                                                                  --       -     --------     -------
                                                                                 60,023
                                                                                 ------

         Total income tax expense                                                $30,779         $30,344       $8,154
                                                                                 =======         =======       ======

         The tax effects of significant  items  comprising the Company's  deferred tax balance as of December 31,
         2000 and 1999 are as follows:

                      (in thousands)                                                     2000                 1999
                                                                                         ----                 ----

         Deferred tax liabilities:
             Deferred acquisition costs                                              ($411,417)             ($321,873)
             Payable to reinsurers                                                     (29,985)               (26,733)
             Future contractowner benefits                                             (11,526)
                                                                                                           -
             Internal use software                                                      (2,524)
                                                                                                               (1,022)
             Policy fees                                                                (1,551)                (1,146)
             Net unrealized gains                                                         (550)
                                                                                                           -
             Foreign exchange translation                                                  (45)                   (80)
                                                                    ---------              ----  ---------        ----

             Total                                                                    (457,598)              (350,854)
                                                                                      ---------              ---------

         Deferred tax assets:
             Net separate account liabilities
                                                                                       421,662                333,521
             Future contractowner benefits
                                                                                              -                 3,925
             Other reserve differences
                                                                                         2,675                 39,645
             Deferred compensation
                                                                                        17,869                 18,844
             Surplus notes interest
                                                                                         5,536                  5,030
             Net unrealized losses
                                                                                              -                   137
             Other
                                                                                           907                  1,478
                                                                    --------               ---                  -----

             Total
                                                                                           -
                                                                                       448,649                402,580
                                                                                       -------                -------

             Income tax (payable) receivable - deferred                             ($   8,949)
                                                                                    ===========
                                                                                                              $51,726
                                                                                                              =======

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was  different  from the amount  computed by applying the federal  statutory  tax rate of 35% to pre-tax income from continuing operations as follows:

                    (in thousands)                                                2000           1999           1998
                                                                                  ----           ----           ----

         Income (loss) before taxes
            Domestic                                                             $98,136      $109,036       $45,435
            Foreign                                                               (2,540)        (2,523)      (2,514)
                                                                                  -------    --- -------      -------
            Total                                                                  95,596      106,513         42,921

            Income tax rate                                                          35%             35%            35%
                                                                            -----    ---      ---    ---   ----     ---

         Tax expense at federal statutory income tax rate                         33,459         37,280        15,022

         Tax effect of:
            Dividend received deduction                                           (7,350)        (9,572)        (9,085)
            Losses of foreign subsidiary                                                             883           880
                                                                                 889
            Meals and entertainment                                                                  664           487
                                                                                 841
            State income taxes                                                      (524)         1,071            673
            Other                                                                   3,464             18           177
                                                                                 --------     ----------     ---------

         Income tax expense                                                    $ 30,779       $ 30,344       $ 8,154
                                                                               ========       ========       =======

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including  personnel,  rental of office space,  furniture,  and equipment) have been  charged  to  the  Company  at  cost  by  American  Skandia  Information  Services  and  Technology
         Corporation  ("ASIST"),  an affiliated  company.  The Company has also charged operating costs to ASISI.
         The total cost to the Company for these  items was  $13,974,000,  $11,136,000,  and  $7,722,000  for the
         years  ended  December  31,  2000,  1999 and 1998,  respectively.  Income  received  for these items was
         $11,186,000,  $3,919,000  and  $1,355,000  for the  years  ended  December  31,  2000,  1999  and  1998, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs associated with the sales of  business  through  an  investment  firm  where ASM  serves as an  introducing  broker dealer.  Under this  agreement,  the expenses  reimbursed  were  $5,842,000 and $1,441,000 for the years ended  December  31, 2000 and 1999.  As of December  31, 2000 and 1999,  amounts  receivable  under this agreement were $492,000 and $245,000, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT

         In a series of  transactions  with ASI, the Company  transferred  certain  rights to receive future fees and  contract  charges  expected to be realized on variable  portions of  designated  blocks of deferred annuity contracts.

         The proceeds from the  transfers  have been  recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the designated  contracts using the interest  method.  The Company did not transfer the right to receive  future fees and charges  after the  expiration  of the  surrender charge period.

         In connection with these transactions,  ASI issued  collateralized  notes in private  placements,  which are secured by the rights to receive future fees and charges purchased from the Company.

         Under  the terms of the  Purchase  Agreements,  the  rights  transferred  provide  for ASI to  receive a percentage  (60%,  80% or 100% depending on the underlying  commission  option) of future  mortality and expense charges and contingent deferred sales charges,  after reinsurance,  expected to be realized over the remaining surrender charge period of the designated contracts (6 to 8 years).

         Payments  representing  fees and  charges in the  aggregate  amount of  $219,454,000,  $131,420,000  and
         $69,226,000  were made by the  Company to the Parent for the years ended  December  31,  2000,  1999 and
         1998,  respectively.  Related  interest  expense of  $70,667,000,  $52,840,000  and $22,978,000 has been included in the statement of income for the years ended December 31, 2000, 1999 and 1998, respectively.

         The  Commissioner  of the State of  Connecticut  has  approved  the transfer of future fees and charges;
         however,  in the event that the Company  becomes  subject to an order of liquidation or  rehabilitation, the  Commissioner  has the ability to stop the payments  due to the Parent under the Purchase  Agreement subject to certain terms and conditions.

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective          Contract Issue         Discount       Present
           Transaction         Date           Date                Period               Rate          Value
           -----------         ----           ----                ------               ----          -----

             1996-1           12/16/96         9/1/96        1/1/94  -   6/30/96       7.5%           $50,221
             1997-1            7/23/97         6/1/97        3/1/96  -   4/30/97       7.5%            58,767
             1997-2           12/30/97        12/1/97         5/1/95  - 12/31/96       7.5%            77,552
             1997-3           12/30/97        12/1/97         5/1/96  - 10/31/97       7.5%            58,193
             1998-1            6/30/98         6/1/98        1/1/97  -   5/31/98       7.5%            61,180
             1998-2           11/10/98        10/1/98        5/1/97  -   8/31/98       7.0%            68,573
             1998-3           12/30/98        12/1/98         7/1/96  - 10/31/98       7.0%            40,128
             1999-1            6/23/99         6/1/99        4/1/94  -   4/30/99       7.5%           120,632
             1999-2           12/14/99        10/1/99       11/1/98  -   7/31/99       7.5%           145,078
             2000-1            3/22/00         2/1/00        8/1/99  -   1/31/00       7.5%           169,459
             2000-2            7/18/00         6/1/00        2/1/00  -   4/30/00       7.25%           92,399
             2000-3           12/28/00        12/1/00         5/1/00  - 10/31/00       7.25%          107,291
             2000-4           12/28/00        12/1/00         1/1/98  - 10/31/00       7.25%          107,139

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT (continued)

         Expected payments of future fees payable to ASI as of December 31, 2000 are as follows:

                                                     Year Ended
               (in thousands)                        December 31,                          Amount
                                                     ------------                          ------

                                                         2001                             $164,892
                                                         2002                              169,511
                                                         2003                              165,626
                                                         2004                              151,516
                                                         2005                              128,053
                                                             2006 and thereafter           154,812
                                                                                --         -------

                                                        Total                             $934,410
                                                                                          ========

9.       LEASES

         The Company  leases office space under a lease  agreement  established  in 1989 with ASIST.  The Company entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.
         Lease expense for 2000, 1999 and 1998 was  $6,593,000,  $5,003,000 and $3,588,000  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2000 are as follows:

                 (in thousands)          2001                              $6,487
                                         2002                               8,032
                                         2003                               8,098
                                         2004                               8,209
                                         2005                               8,756
                                         2006 and thereafter               51,922
                                                                       -----------

                                         Total                            $91,504
                                                                       ===========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company  maintains cash,  bonds and notes on deposit with various  states.  The carrying value of these deposits  amounted to $4,636,000 and  $4,868,000  as of December  31, 2000,  and 1999,  respectively.  These  deposits are required to be maintained for the protection of contractowners within the individual states.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis  shareholder's  equity was  $342,804,000 and $286,385,000 at December 31, 2000 and 1999,
respectively.

         The  statutory  basis net income for the year ended  December 31, 2000 was  $11,550,000,  as compared to losses of $17,672,000 and $13,152,000 for the years ended December 31, 1999 and 1998, respectively.

         Under various state  insurance  laws, the maximum  amount of dividends that can be paid to  shareholders without  prior  approval  of the state  insurance  department  is subject to  restrictions  relating  to statutory  surplus and net gain from  operations.  At December 31, 2000,  no amounts may be  distributed without prior approval.

         On November 8, 1999,  the Board of  Directors  authorized  the Company to increase  the par value of its capital  stock from $80 per share to $100 per share in order to comply with  minimum  capital  levels as required by the  California  Department  of  Insurance.  This  transaction  resulted in a  corresponding decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

12.      STATUTORY ACCOUNTING PRACTICES

         The National  Association  of Insurance  Commissioners  ("NAIC")  revised the  Accounting  Practices and
         Procedures  Manual in a process  referred to as  Codification.  The State of Connecticut has adopted the provisions of the revised  manual,  which is effective  January 1, 2001. The revised manual has changed, to some extent,  prescribed  statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its  statutory-basis  financial  statements.  The adoption of the revised  accounting  practices is not expected to have a material  adverse  effect on the  Company's statutory-basis capital and surplus.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all  employees  are  eligible.  Under this plan,
         the  Company   contributes  3%  of  salary  for  all   participating   employees  and  matches  employee
         contributions  at a 50% level up to an  additional 3% Company  contribution.  Company  contributions  to this plan on behalf of the participants  were $3,734,000,  $3,164,000 and $2,115,000 for the years ended
         December 31, 2000, 1999 and 1998, respectively.

         The Company has a deferred  compensation  plan, which is available to the internal field marketing staff and certain  officers.  Company  contributions to this plan on behalf of the participants were $399,000,
         $193,000 and $342,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company and certain affiliates  cooperatively  have a long-term  incentive program under which units are awarded to executive  officers and other personnel.  The Company and certain  affiliates also have a profit sharing  program which benefits all employees  below the officer  level.  These programs  consist of multiple plans with new plans  instituted  each year.  Generally,  participants  must remain employed by the Company or its  affiliates  at the time such units are  payable in order to receive any  payments under the programs.  The accrued  liability  representing  the value of these units was  $31,632,000 and
         $42,619,000  as of  December  31,  2000 and 1999,  respectively.  Payments  under  these  programs  were
         $13,542,000,  $4,079,000  and  $2,407,000  for the  years  ended  December  31,  2000,  1999,  and 1998, respectively.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                             (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

14.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 2000, 1999 and 1998 is as follows:

         (in thousands)                                       2000
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $477,802                      $45,784                      $13,607
        Ceded                              (53,224)                        (766)                      (4,561)
                                ---        --------           ------       -----           ---        -------
        N et                             $424,578                      $45,018                      $ 9,046
                                         ========                      =======                      =======

                                                       1999
                                                       ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $326,670                       $4,151                      ($1,382)
        Ceded                              (36,681)                      (1,073)                       (257)
                                ---        --------             -        -------          ----         -----
        Net                              $289,989                       $3,078                      ($1,639)
                                         ========                       ======                      ========

                                                       1998
                                                       ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $215,425                       $ 691                       ($8,921)
        Ceded                             (29,214)                         362                             (9)
                                --        --------           -----         ---            ---------        ---
        Net                              $186,211                      $1,053                       ($8,930)
                                         ========                      ======                       ========

         In  December  2000,  the Company  entered  into a modified  coinsurance  agreement  with SICL  effective
         January 1996.  During 2000, ceded premiums received net of commission  expenses and reserve  adjustments were $10,360,000.  At December 31, 2000, $6,109,000 was payable to SICL under this agreement.

         Such ceded  reinsurance  does not relieve the Company of its obligations to  policyholders.  The Company remains  liable to its  policyholders  for the portion  reinsured to the extent that any reinsurer  does not meet its obligations assumed under the reinsurance agreements.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash.  Surplus notes outstanding as of December
         31, 2000 and 1999 were as follows:

              (in thousands)
                                                                                            Interest for the
         ---------------------------------
                                            Interest       2000         1999           Years Ended December 31,
         ---------------------------------
                 Issue Date                   Rate        Amount       Amount         2000       1999        1998
                 ----------                   ----        ------       ------         ----       ----        ----
         ---------------------------------

         ---------------------------------
         December 29, 1993                   6.84%                                           -           -     1,387
                                                      -             -
         ---------------------------------
         February 18, 1994                   7.28%                         10,000         732         738         738
                                                      -
         ---------------------------------
         March 28, 1994                      7.90%                         10,000         794         801         801
                                                      -
         ---------------------------------
         September 30, 1994                  9.13%          15,000         15,000       1,392       1,389       1,389
         ---------------------------------
         December 28, 1994                   9.78%                              -           -       1,308       1,388
                                                           -
         ---------------------------------
         December 19, 1995                   7.52%          10,000         10,000         765         762         762
         ---------------------------------
         December 20, 1995                   7.49%          15,000         15,000       1,142       1,139       1,139
         ---------------------------------
         December 22, 1995                   7.47%           9,000          9,000         684         682         682
         ---------------------------------
         June 28, 1996                       8.41%          40,000         40,000       3,420       3,411       3,411
         ---------------------------------
         December 30, 1996                   8.03%          70,000         70,000       5,715       5,698       5,699
                                                      ---   ------  ---    ------ ---   ----- ---   ----- ---   -----
         ---------------------------------

         ---------------------------------
         Total                                            $159,000       $179,000     $14,644     $15,928     $17,396
                                                          ========       ========     =======     =======     =======
         ---------------------------------

         Surplus  notes for  $10,000,000  dated  February  18,  1994 and  $10,000,000  dated  March 28, 1994 were converted to  additional  paid-in  capital on December 27,  2000. A surplus note for  $14,000,000  dated
         December 28, 1994 was converted to additional  paid-in  capital on December 10, 1999.  All surplus notes mature seven years from the issue date.

         Payment of interest  and  repayment of principal  for these notes is subject to certain  conditions  and require  approval by the Insurance  Commissioner of the State of  Connecticut.  At December 31, 2000 and
         1999, $15,816,000 and $14,372,000,  respectively,  of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December 31, 2000 and 1999 as part of a  revolving  loan  agreement.  The loan has an interest  rate of 7.13% and  matures on March 12,  2001.
         The total  interest  expense to the Company was $687,000,  $585,000 and $622,000 and for the years ended
         December 31, 2000, 1999 and 1998,  respectively.  Accrued  interest payable was $222,000 and $197,000 as of December 31, 2000 and 1999, respectively.

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99%  of  the  Company's  separate  account   liabilities  are  subject  to  discretionary
         withdrawal by contractowners  at market value or with market value  adjustment.  Separate account assets which are carried at fair value are  adequate to pay such  withdrawals  which are  generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

18.      SEGMENT REPORTING

         In recent years,  in order to complete the array of products  offered by the Company and its  affiliates to meet a wide variety of financial  planning,  the Company  developed the variable  life  insurance and qualified  retirement plan annuity  products.  Assets under  management and sales for the products other than  variable  annuities  have not been  significant  enough to warrant  full  segment  disclosures  as required by SFAS 131, "Disclosures about Segments of an Enterprise and Related Information."

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                           (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                              Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The  following  table  summarizes  information  with  respect  to the  operations  of the  Company  on a quarterly basis:

        (in thousands)                                                     Three months Ended
                                                                           ------------------

                                                          March 31      June 30          September 30      December 31
                                                          --------      -------          ------------      -----------
                          2000
                          ----
        Premiums and other insurance
           revenues                                       $137,255          $139,317         $147,923         $136,159
        Net investment income                                2,876                                                 966
                                                                               3,628            4,186
        Net realized capital gains (losses)                    729            (1,436)            (858)             877
                                                  -------      ---  ---       ------- -----      ----- -------     ---
        Total revenues                                     140,860           141,509                           138,002
                                                                                              151,251
        Benefits and expenses                              106,641           121,356                           110,515
                                                           -------        -- -------         --                -------
                                                                                              137,514
                                                                                              -------
        Pre-tax net income                                  34,219            20,153                            27,487
                                                                                               13,737
        Income taxes                                        10,038                                              12,349
                                                  --        ------          ----               ----    --       ------
                                                                               5,225            3,167
                                                                               -----            -----
        Net income                                         $24,181           $14,928                           $15,138
                                                           =======           =======                           =======
                                                                                              $10,570
                                                                                              =======

                          1999
                          ----
        Premiums and other insurance
           revenues                                        $78,509           $88,435          $97,955         $111,443
        Net investment income                                2,654                                               2,210
                                                                               2,842            2,735
        Net realized capital gains                             295                                                  52
                                                  -------      ---                            -------  ---------    --
                                                                                  25              206
                                                                    --------      --              ---
        Total revenues                                      81,458            91,302          100,896          113,705
        Benefits and expenses                               64,204            67,803                            77,244
                                                  --        ------          --------          --       --       ------
                                                                                               71,597
                                                                                               ------
        Pre-tax net income                                  17,254            23,499                            36,461
                                                                                               29,299
        Income taxes                                         3,844                                              11,460
                                                  -----      -----         -----             -----     --       ------
                                                                               7,142            7,898
                                                                               -----            -----
        Net income                                        $ 13,410          $ 16,357         $ 21,401         $ 25,001
                                                          ========          ========         ========         ========

                          1998
                          ----
        Premiums and other insurance
           revenues                                        $50,593           $57,946          $62,445          $67,327
        Net investment income                                3,262             2,410                             2,989
                                                                                                2,469
        Net realized capital gains (losses)                    156                13
                                                  -------      ---   ---------    --           ------
                                                                                                  (46)             (24)
                                                                                                  ----             ----
        Total revenues                                      54,011            60,369           64,868           70,292
        Benefits and expenses                               46,764            42,220           48,471           69,164
                                                  --        ------  ---       ------         --------         - ------
        Pre-tax net income                                   7,247            18,149           16,397            1,128
        Income taxes                                         1,175             4,174
                                                  ----       -----  ----       -----         ----
                                                                                                2,223              582
                                                                                                -----              ---
        Net income                                          $6,072           $13,975          $14,174            $ 546
                                                            ======           =======          =======            =====

                                             FINANCIAL STATEMENTS FOR
                          AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

                                                                                                           Independent Auditor's Report

       To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account F and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
       Shelton, Connecticut

We have audited the accompanying  statement of assets and contractowners'  equity of the fifty-four  sub-accounts of American Skandia Life Assurance  Corporation Variable Account F, referred to in Note 1, as of December 31, 2000 and 1999, and the related statement of operations for the year ended December 31, 2000 and statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial  statements are the  responsibility of the Company's  management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements referred to above present fairly, in all material respects,  the financial position of the fifty-four  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account F, referred to in
Note 1, at December 31, 2000, the results of their operations for the year then ended, and changes in their net assets for the years ended December 31, 2000 and 1999 in conformity with accounting  principles  generally  accepted in the United
States.

                                                                                                                                                                  /s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF ASSETS AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------    -----------------------------------------------------------------------------------

                                        ASSETS                                                                                          LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                                    Payable to American Skandia Trust                                        $ 194,423
                                                                                                                                                                                             ---------------
            AIM International Equity Portfolio - 59,626 shares ( cost $1,307,094)                        $ 1,314,167                               Total Liabilities                                194,423
            AIM Balanced Portfolio - 110,516 shares ( cost $1,561,478)                                     1,469,864
            American Century Income & Growth Portfolio - 163,427 shares ( cost $2,308,523)                 2,127,821
            Alliance Growth & Income Portfolio - 137,395 shares ( cost $2,835,984)                         2,937,508
            Lord Abbett Small Cap Value Portfolio - 41,374 shares ( cost $501,355)                           601,992
            JanCap Growth Portfolio - 273,054 shares ( cost $12,818,236)                                   9,578,741
            Money Market Portfolio - 10,728,167 shares ( cost $10,728,167)                                10,728,167                     NET ASSETS
            Neuberger & Berman Midcap Value Portfolio - 100,201 shares ( cost $1,501,857)                  1,688,394                                                                 Unit
            Neuberger & Berman Midcap Growth Portfolio - 106,900 shares ( cost $2,697,331)                 2,312,251     Contractowners' Equity                         Units        Value
            Federated High Yield Portfolio - 95,209 shares ( cost $1,029,421)                                924,482
            T. Rowe Price Asset Allocation Portfolio - 28,438 shares ( cost $519,705)                        515,303           AST - AIM International Equity             115,322     11.40    $ 1,314,167
            T. Rowe Price Global Bond Portfolio - 7,372 shares ( cost $67,060)                                69,296           AST - AIM Balanced                         126,271     11.64      1,469,864
            American International Growth II Portfolio - 14,835 shares ( cost $209,382)                      183,948           AST - American Century Income & Growth     195,150     10.90      2,127,821
            T. Rowe Price Natural Resources Portfolio - 13,271 shares ( cost $189,249)                       218,975           AST - Alliance Growth & Income             241,867     12.15      2,937,508
            Gabelli Small Cap Value Portfolio - 62,858 shares ( cost $773,750)                               818,414           AST - Lord Abbett Small Cap Value           47,093     12.78        601,992
            Janus Small Cap Growth Portfolio - 75,817 shares ( cost $2,875,347)                            1,539,078           AST - JanCap Growth                        687,544     13.93      9,578,741
            PIMCO Total Return Bond Portfolio - 205,320 shares ( cost $2,324,631)                          2,381,713           AST - Money Market                         968,500     11.08     10,728,167
            PIMCO Limited Maturity Bond Portfolio - 51,860 shares ( cost $557,985)                           574,606           AST - Neuberger & Berman Midcap Value      131,349     12.85      1,688,394
            INVESCO Equity Income Portfolio - 120,162 shares ( cost $2,111,363)                            2,113,645           AST - Neuberger & Berman Midcap Growth     159,662     14.48      2,312,251
            Alliance Growth - 114,085 shares ( cost $2,167,749)                                            1,728,395           AST - Federated High Yield                 104,857      8.82        924,482
            Janus Overseas Growth Portfolio - 116,666 shares ( cost $2,908,822)                            2,183,990           AST - T. Rowe Price Asset Allocation        44,929     11.47        515,303
            American Century Strategic Balanced Portfolio - 45,539 shares ( cost $649,666)                   623,881           AST - T. Rowe Price Global Bond              7,051      9.83         69,296
            American Century International Growth Portfolio - 59,175 shares ( cost $1,052,552)             1,074,613          AST-American Century International Growth II 17,445     10.54        183,948
            Marsico Capital Growth Portfolio - 344,708 shares ( cost $6,724,342)                           6,239,210           AST - T. Rowe Price Natural Resources       16,822     13.02        218,975
            Cohen & Steers Realty Portfolio - 47,329 shares ( cost $435,202)                                 481,811           AST - Gabelli Small Cap Value               79,494     10.30        818,414
            Sanford Bernstein Managed Index 500  Portfolio - 182,247 shares ( cost $2,460,601)             2,301,783           AST - Janus Small Cap Growth               123,085     12.50      1,539,078
            Kemper Small Cap Portfolio - 140,108 shares ( cost $1,928,644)                                 1,642,067           AST - PIMCO Total Return Bond              209,564     11.37      2,381,713
            MFS Growth Portfolio - 46,182 shares ( cost $524,089)                                            487,681           AST - PIMCO Limited Maturity Bond           50,998     11.27        574,606
            MFS Growth with Income Portfolio - 34,323 shares ( cost $366,541)                                361,423           AST - INVESCO Equity Income                181,236     11.66      2,113,645
            Founders Passport Portfolio - 66,009 shares ( cost $1,192,912)                                   983,532           AST - Alliance Growth                      135,616     12.74      1,728,395
            MFS Global Equity Portfolio - 20,098 shares ( cost $209,283)                                     205,605           AST - Janus Overseas Growth                174,667     12.50      2,183,990
            Alger All-Cap Growth Portfolio - 185,404 shares ( cost $1,496,871)                             1,268,166           AST - American Century Strategic Balanced   53,296     11.71        623,881
            Janus Mid Cap Growth Portfolio - 86,201 shares ( cost $787,407)                                  572,377           AST - American Century International Growth 84,389     12.73      1,074,613
            Alger Growth Portfolio - 226,053 shares ( cost $2,258,837)                                     2,152,023           AST - Marsico Capital Growth               438,963     14.21      6,239,210
            Alger Mid Cap Growth Portfolio - 164,642 shares ( cost $1,645,709)                             1,608,551           AST - Cohen & Steers Realty                 42,949     11.22        481,811
            Gabelli All Cap Value Portfolio - 1,038 shares ( cost $10,361)                                    10,470           AST - Sanford Bernstein Managed Index 500  192,685     11.95      2,301,783
            Janus Strategic Value Portfolio - 474 shares ( cost $4,638)                                        4,664           AST - Kemper Small Cap                     136,357     12.04      1,642,067
            Kinetics Internet Portfolio - 78 shares ( cost $785)                                                 625           AST - MFS Growth                            46,822     10.42        487,681
            Scudder Japan Portfolio - 0 shares ( cost $0)                                                          -           AST - MFS Growth & Income                   34,771     10.39        361,423
            Lord Abbett Bond Debenture Portfolio - 0 shares ( cost $0)                                             -           AST - Founders Passport                     84,408     11.65        983,532
            Federated Aggressive Growth Portfolio - 0 shares ( cost $0)                                            -           AST - MFS Global Equity                  20,345.43     10.11        205,605
      The Alger American Fund ( AAF ):                                                                                         AST - Alger All-Cap Growth              187,560.95      6.76      1,268,166
            Growth Portfolio - 0 shares ( cost $0)                                                                 -           AST - Janus Mid Cap Growth               86,874.94      6.59        572,377
            Midcap Growth Portfolio - 0 shares ( cost $0)                                                          -           AST - Alger Growth                      226,411.77      9.50      2,152,023
      Evergreen Funds:                                                                                                         AST - Alger Mid-Cap Growth              164,902.87      9.75      1,608,551
            VA Global Leaders Fund - 4,174 shares ( cost $62,248)                                             60,104           AST - Gabelli All Cap Value               1,040.01     10.07         10,470
            VA Special Equity Fund - 16,601 shares ( cost $186,861)                                          176,141           AST - Janus Strategic Value                 474.55      9.83          4,664
      INVESCO Variable Investment Funds ( INVESCO ):                                                                           AST - Kinetics Internet                      78.02      8.01            625
            VIF Technology Fund - 90,992 shares ( cost $3,861,615)                                         2,581,429           AST - Scudder Japan                              -         -              -
            VIF Financial Sevices Fund - 69,685 shares ( cost $864,802)                                      964,441           AST - Lord Abbett Bond Debenture                 -         -              -
            VIF Telecommunications Fund - 91,495 shares ( cost $1,561,866)                                 1,108,006           AST - Federated Aggressive Growth                -         -              -
            VIF Health Sciences Fund - 108,572 shares ( cost $2,205,079)                                   2,268,072           AAF - Growth                                     -         -              -
            VIF Dynamics Fund - 61,180 shares ( cost $1,301,672)                                           1,114,086           AAF - Midcap Growth                              -         -              -
      Montgomery Variable Series ( Montgomery ):                                                                               Evergreen - VA Global Leaders             5,715.25     10.52         60,104
            Emerging Markets Portfolio - 31,411 shares ( cost $300,865)                                      243,747           Evergreen - VA Special Equity            16,243.47     10.84        176,141
      Rydex Inc.:                                                                                                              INVESCO - VIF Technology                   212,197     12.17      2,581,429
            Rydex Nova Portfolio - 4,757 shares ( cost $65,554)                                               66,076           INVESCO - VIF Financial Services            67,071     14.38        964,441
            Rydex Ursa Portfolio - 1,700 shares ( cost $10,352)                                               10,353           INVESCO - VIF Telecommunications           102,595     10.80      1,108,006
            Rydex OTC Portfolio - 4,984 shares ( cost $134,202)                                              113,779           INVESCO - VIF Health Sciences              153,071     14.82      2,268,072
                                                                                                                               INVESCO - VIF Dynamics                      86,185     12.93      1,114,086
                                                                                       ------------------------------
                          Total Invested Assets                                                           74,735,466            Montgomery Emerging Markets                 28,445      8.57        243,747
                                                                                                                                Rydex Nova                                   7,309      9.04         66,076
                                                                                                                                Rydex Ursa                                     971     10.66         10,353
Receivable from American Skandia Life Assurance Corporation                                                  186,653            Rydex OTC                                   16,988      6.70        113,779
Receivable from Montgomery                                                                                       218
                                                                                                                                                                                             ---------------
Receivable from Evergreen                                                                                        190                               Total Contractowners' Equity                  74,735,466
Receivable from INVESCO                                                                                        7,222
Receivable from Rydex                                                                                            140

                                                                                       ------------------------------
                          Total Receivables                                                                  194,423

                                                                                       ------------------------------                                                                        ---------------
                          Total Assets                                                                  $ 74,929,889                               Total Liabilities & Contractowner's Equity  $ 74,929,889
                                                                                       ==============================                                                                        ===============

---------------------------------------------------------------------------------------------------------------------    -----------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        Class 6 Sub-account Investing In:                                          Class 6 Sub-account Investing In:                                     Class 6 Sub-account Investing In:
                                    Class 6 Sub-account Investing In:                                        Class 6 Sub-account Investing In:
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            AST-American
                                                                                              AST - AIM                                                                                                                   AST - Neuberger     AST - Neuberger
                                                              Century
                                                                                            International      AST - AIM     AST- American Century  AST- Alliance    AST- Lord Abbett        AST              AST             & Berman            &
Berman       AST-Federated  AST-T. Rowe Price  AST-T. Rowe Price       International AST-T. Rowe Price  AST-Gabelli      AST-Janus         AST-PIMCO         AST-PIMCO Limited   AST-INVESCO
                                                                              Total            Equity           Balanced        Income & Growth    Growth & Income   Small Cap Value    JanCap Growth     Money Market      Midcap Value       Midcap
Growth       High Yield     Asset Allocation    Global Bond           Growth II    Natural Resources  Small Cap Value  Small Cap Growth  Total Return Bond   Maturity Bond     Equity Income
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ 665,505           $ 1,007          $ 9,305               $ 4,779         $ 14,497               $ -          $ 10,736        $ 420,723            $ 1,252                 $
-          $ 65,466          $ 7,427             $ 189             $ 189            $ 820             $ 1,685              $ -          $ 67,671          $ 39,188          $ 20,571
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)        (364,111)           (8,052)          (9,203)              (15,828)         (23,260)           (3,516)         (114,711)         (76,107)            (8,438)
(17,760)           (8,523)          (4,575)             (380)           (1,701)          (1,630)             (5,236)         (25,641)          (16,885)           (6,652)          (16,013)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                      301,394            (7,045)             102               (11,049)          (8,763)           (3,516)         (103,975)         344,616             (7,186)
(17,760)           56,943            2,852              (191)           (1,512)            (810)             (3,551)         (25,641)           50,786            32,536             4,558
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         58,857,275         7,503,375          252,123               380,933          691,151           149,484         6,477,710       31,721,428            564,007
1,637,352           262,251           79,700             2,173            35,256          152,748           2,380,121          885,829         4,073,390         1,364,304           243,940
   Cost of Securities Sold                                                     58,648,843         7,761,826          241,996               394,651          748,646           128,126         6,456,959       31,721,428            501,543
1,575,695           298,345           75,530             2,343            35,917          143,040           2,327,867          602,001         4,017,574         1,366,375           248,981

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                            208,432          (258,451)          10,127               (13,718)         (57,495)           21,358            20,751                -             62,464
61,657           (36,094)           4,170              (170)             (661)           9,708              52,254          283,828            55,816            (2,071)           (5,041)
   Capital Gain Distributions Received                                          1,382,890            64,992           31,346                51,314          167,805                 -           698,720                -              1,507
14,887                 -            2,983                 -             9,072                -              14,677          245,244                 -                 -            80,343
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                        1,591,322          (193,459)          41,473                37,596          110,310            21,358           719,471                -             63,971
76,544           (36,094)           7,153              (170)            8,411            9,708              66,931          529,072            55,816            (2,071)           75,302
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                          2,481,476            20,893           32,731                41,506           66,452             6,877         1,467,017                -             17,291
113,016             4,072           13,540                40            11,355             (755)              3,428          641,965             2,268            13,073            26,707
   End of Period                                                               (4,819,554)            7,073          (91,615)             (180,702)         101,524           100,637        (3,239,494)               -            186,537
(385,080)         (104,939)          (4,403)            2,236           (25,434)          29,726              44,664       (1,336,269)           57,082            16,621             2,282
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (7,301,030)          (13,820)        (124,346)             (222,208)          35,072            93,760        (4,706,511)               -            169,246
(498,096)         (109,011)         (17,943)            2,196           (36,789)          30,481              41,236       (1,978,234)           54,814             3,548           (24,425)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (5,408,314)       $ (214,324)       $ (82,771)           $ (195,661)       $ 136,619         $ 111,602      $ (4,091,015)       $ 344,616          $ 226,031          $
(439,312)        $ (88,162)        $ (7,938)          $ 1,835         $ (29,890)        $ 39,379           $ 104,616     $ (1,474,803)        $ 161,416          $ 34,013          $ 55,435
                                                                        =======================================================================================================================================================================
====================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        Class 6 Sub-account Investing In:                                          Class 6 Sub-account Investing In:                                     Class 6 Sub-account Investing In:
                                    Class 6 Sub-account Investing In:                                        Class 6 Sub-account Investing In:
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             AST-American      AST-American                             AST-Cohen
                                                                         AST-Alliance      AST-Janus         Century           Century                AST-Marsico        & Steers     AST-Sanford Bernstein   AST-Kemper        AST-MFS           AST-MFS
       AST-Founders          AST-MFS        AST-Alger         AST-Janus          AST-Alger        AST-Alger          AST-Gabelli      AST-Janus         AST-Kinetics     AST-Scudder
                                                                            Growth        Overseas Growth   Strategic Balanced  International Growth   Capital Growth       Realty       Managed Index 500    Small Cap           Growth         Growth &
Income       Passport       Global Equity    All-Cap Growth    Mid-Cap Growth        Growth        Mid-Cap Growth     All Cap Value    Strategic Value      Internet            Japan
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                       $ -          $ 10,426          $ 5,667                   $ -              $ -           $ 2,213          $ 10,737              $ -                $ 6                $
48               $ -             $ 27               $ -               $ -              $ -                 $ -              $ -               $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)          (9,958)          (28,891)          (5,801)               (4,711)         (59,139)           (2,455)          (26,031)          (9,643)            (1,420)
(1,388)           (7,517)            (484)           (4,508)           (2,095)          (1,432)               (986)              (1)                -                (1)                -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                       (9,958)          (18,465)            (134)               (4,711)         (59,139)             (242)          (15,294)          (9,643)            (1,414)
(1,340)           (7,517)            (457)           (4,508)           (2,095)          (1,432)               (986)              (1)                -                (1)                -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          1,385,045           870,022           57,687             6,028,724        1,647,959           250,197         1,672,915          517,782             35,912
136,554         2,251,888           98,988           201,126            88,139           42,117              36,321              620                 2                30           142,515
   Cost of Securities Sold                                                      1,302,465           592,873           58,562             6,082,750        1,320,732           228,750         1,692,156          633,920             33,447
133,352         2,482,944           99,890           252,731           109,828           42,595              38,727              620                 2                34           141,418

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                             82,580           277,149             (875)              (54,026)         327,227            21,447           (19,241)        (116,138)             2,465
3,202          (231,056)            (902)          (51,605)          (21,689)            (478)             (2,406)               -                 -                (4)            1,097
   Capital Gain Distributions Received                                             27,410            14,607           22,235                 6,202          105,310                 -           127,736            2,158                  -
-            36,342                -                 -                 -                -                   -                -                 -                 -                 -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                          109,990           291,756           21,360               (47,824)         432,537            21,447           108,495         (113,980)             2,465
3,202          (194,714)            (902)          (51,605)          (21,689)            (478)             (2,406)               -                 -                (4)            1,097
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             64,908           432,071           18,724                15,664          743,008             1,684           147,295            1,404              2,366
293            25,093                -                 -                 -                -                   -                -                 -                 -                 -
   End of Period                                                                 (439,355)         (724,833)         (25,785)               22,061         (485,132)           46,609          (158,818)        (286,577)           (36,407)
(5,118)         (209,380)          (3,678)         (228,704)         (215,030)        (106,815)            (37,158)             109                26              (160)                -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                       (504,263)       (1,156,904)         (44,509)                6,397       (1,228,140)           44,925          (306,113)        (287,981)           (38,773)
(5,411)         (234,473)          (3,678)         (228,704)         (215,030)        (106,815)            (37,158)             109                26              (160)                -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ (404,231)       $ (883,613)       $ (23,283)            $ (46,138)      $ (854,742)         $ 66,130        $ (212,912)      $ (411,604)         $ (37,722)           $
(3,549)       $ (436,704)        $ (5,037)       $ (284,817)       $ (238,814)      $ (108,725)          $ (40,550)           $ 108              $ 26            $ (165)          $ 1,097
                                                                        =======================================================================================================================================================================
====================================================================================================================================================================================================

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

                                                                        Class 6 Sub-account Investing In:                                          Class 6 Sub-account Investing In:                                     Class 6 Sub-account Investing In:
                                    Class 6 Sub-account Investing In:
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Montgomery
                                                                               AAF               AAF           Evergreen           Evergreen           INVESCO           INVESCO           INVESCO              INVESCO                  INVESCO
Emerging             Rydex            Rydex             Rydex
                                                                             Growth         Midcap Growth   VA Global Leader   VA Special Equity    VIF Technology  VIF Financial Services VIF Telecommunications   VIF Health Sciences  VIF Dynamics
Markets             Nova              Ursa              OTC
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                       $ -               $ -            $ 286                   $ -              $ -              $ 42              $ 46            $ 196                $ -                 $
-               $ -              $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)         (24,579)          (14,384)            (287)                 (353)         (17,776)           (3,518)           (9,906)          (7,313)            (4,759)
(2,252)              (16)               -               (27)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                      (24,579)          (14,384)              (1)                 (353)         (17,776)           (3,476)           (9,860)          (7,117)            (4,759)
(2,252)              (16)               -               (27)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          2,709,072         1,864,479          115,361                 2,143        1,734,159           171,182           875,506          874,081            506,292
300,503               471           65,559            10,860
   Cost of Securities Sold                                                      3,060,354         1,836,443          114,268                 2,474        1,721,030           154,021           960,257          842,395            499,388
316,481               529           62,747            15,165

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------
       Net Gain (Loss)                                                           (351,282)           28,036            1,093                  (331)          13,129            17,161           (84,751)          31,686              6,904
(15,978)              (58)           2,812            (4,305)
   Capital Gain Distributions Received                                            299,471           162,551                -                     1            5,727               658             3,205            1,966              1,125
-                 -                -                 -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                          (51,811)          190,587            1,093                  (330)          18,856            17,819           (81,546)          33,652              8,029
(15,978)              (58)           2,812            (4,305)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            220,860            98,673                -                     -           25,574               209             4,283              424              1,841
10,798                 -                -                 -
   End of Period                                                                       66                 -           (2,144)              (10,720)      (1,280,186)           99,639          (453,860)          62,993           (187,586)
(57,118)              522                1           (20,422)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                       (220,794)          (98,673)          (2,144)              (10,720)      (1,305,760)           99,430          (458,143)          62,569           (189,427)
(67,916)              522                1           (20,422)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ (297,184)         $ 77,530         $ (1,052)            $ (11,403)    $ (1,304,680)        $ 113,773        $ (549,549)        $ 89,104         $ (186,157)          $
(86,146)            $ 448          $ 2,813         $ (24,754)
                                                                        =======================================================================================================================================================================
======================================================================

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AST - AIM International               AST - AIM Balanced                   AST - American Century            AST - Alliance                             AST - Lord
Abbett                   AST                                  AST                              AST - Neuberger & Berman
                                                         Total                         Equity Portfolio                      Portfolio                         Income & Growth                                  Growth & Income
Small Cap Value               JanCap Growth                         Money Market                       Midcap Value
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                      Year Ended       Year Ended         Year Ended      Year Ended         Year Ended      Year Ended           Year Ended          Year Ended          Year Ended       Year Ended         Year Ended
Year Ended          Year Ended        Year Ended          Year Ended      Year Ended         Year Ended      Year Ended
                                                     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2000        Dec. 31, 1999       Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000
Dec. 31, 1999       Dec. 31, 2000     Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 301,394         $ 15,648           $ (7,045)         $ (608)             $ 102          $ (825)             $ (11,049)             $ (897)         $ (8,763)        $ (3,242)          $ (3,516)
        $ (304)         $ (103,975)        $ (19,842)         $ 344,616        $ 69,500           $ (7,186)         $ (108)
     Net Realized Gain (Loss)                             1,591,322          519,209           (193,459)         50,035             41,473            (366)                37,596               1,900           110,310            9,423             21,358
           441             719,471           151,615                  -               -             63,971         (12,175)
     Net Unrealized Gain (Loss) On Investments           (7,301,030)       4,183,388            (13,820)         16,373           (124,346)         32,518               (222,208)             40,818            35,072           61,330             93,760
         6,594          (4,706,511)        1,419,033                  -               -            169,246          15,681
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                  (5,408,314)       4,718,245           (214,324)         65,800            (82,771)         31,327               (195,661)             41,821           136,619           67,511            111,602
         6,731          (4,091,015)        1,550,806            344,616          69,500            226,031           3,398
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                 57,019,039       26,390,850            798,633          35,637            454,775         184,679                767,437             160,648           703,271          575,012            179,506
        46,463           3,675,894         2,106,542         32,929,780      16,273,464            564,108         173,443
     Net Transfers Between Sub-accounts                           -                -                  -               -                  -               -                      -                   -                 -                -                  -
             -                   -                 -                  -               -                  -               -
     Surrenders                                          (2,849,646)        (327,216)           479,230         122,464            788,044          89,789                926,535             418,921           850,446          543,676            220,782
        25,242           2,424,325         3,610,343        (26,935,846)    (11,984,872)           612,700          68,136
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  54,169,393       26,063,634          1,277,863         158,101          1,242,819         274,468              1,693,972             579,569         1,553,717        1,118,688            400,288
        71,705           6,100,219         5,716,885          5,993,934       4,288,592          1,176,808         241,579
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  48,761,079       30,781,879          1,063,539         223,901          1,160,048         305,795              1,498,311             621,390         1,690,336        1,186,199            511,890
        78,436           2,009,204         7,267,691          6,338,550       4,358,092          1,402,839         244,977
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                 32,076,889        1,295,010            250,628          26,727            309,816           4,021                629,510               8,120         1,247,172           60,973             90,102
        11,666           7,569,537           301,846          4,389,616          31,524            285,555          40,578
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
     End of Period                                     $ 80,837,968     $ 32,076,889        $ 1,314,167       $ 250,628        $ 1,469,864       $ 309,816            $ 2,127,821           $ 629,510       $ 2,937,508      $ 1,247,172          $ 601,992
      $ 90,102         $ 9,578,741       $ 7,569,537       $ 10,728,166     $ 4,389,616        $ 1,688,394       $ 285,555
                                                    =================================  =================================  =================================  =========================================  =================================  ====
===============================  ====================================  =================================  =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Neuberger & Berman               AST - Federated                  AST - T. Rowe Price                    AST - T. Rowe Price                   AST - American Century               AST - T.
Rowe Price             AST - Gabelli                         AST - Janus                        AST - PIMCO
                                                           Midcap Growth                        High Yield                       Asset Allocation                         Global Bond                                International Growth II
Natural Resources             Small Cap Value                              Small Cap Growth                  Total Return Bond
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                      Year Ended       Year Ended         Year Ended      Year Ended         Year Ended      Year Ended           Year Ended          Year Ended          Year Ended       Year Ended         Year Ended
Year Ended          Year Ended        Year Ended          Year Ended      Year Ended         Year Ended      Year Ended
                                                     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2000        Dec. 31, 1999       Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000
Dec. 31, 1999       Dec. 31, 2000     Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (17,760)        $ (1,125)          $ 56,943         $ 1,049            $ 2,852            $ 46                 $ (191)              $ 831          $ (1,512)          $ (206)            $ (810)
        $ (155)           $ (3,551)           $ (566)         $ (25,641)       $ (3,100)          $ 50,786         $ 3,257
     Net Realized Gain (Loss)                                76,544            8,203            (36,094)         (9,073)             7,153           2,278                   (170)             (1,767)            8,411            3,344              9,708
         6,486              66,931             1,483            529,072          54,134             55,816         (11,871)
     Net Unrealized Gain (Loss) On Investments             (498,096)         109,009           (109,011)          3,361            (17,943)         13,234                  2,196                (551)          (36,789)          11,355             30,481
          (625)             41,236             2,797         (1,978,234)        641,901             54,814           2,371
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                    (439,312)         116,087            (88,162)         (4,663)            (7,938)         15,558                  1,835              (1,487)          (29,890)          14,493             39,379
         5,706             104,616             3,714         (1,474,803)        692,935            161,416          (6,243)
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                  1,135,134          136,608            272,874         322,899            120,581         102,551                 27,395                  57            83,662           30,103            168,166
        21,568             268,996            38,295            447,875         474,440            690,453         411,251
     Net Transfers Between Sub-accounts                           -                -                  -               -                  -               -                      -                   -                 -                -                  -
             -                   -                 -                  -               -                  -               -
     Surrenders                                           1,123,120          201,212            141,244         229,080            153,040         123,775                 31,384              (5,273)           56,403           29,177            (42,812)
        14,961             292,255            78,616            613,281         781,328            656,848         443,317
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   2,258,254          337,820            414,118         551,979            273,621         226,326                 58,779              (5,216)          140,065           59,280            125,354
        36,529             561,251           116,911          1,061,156       1,255,768          1,347,301         854,568
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,818,942          453,907            325,956         547,316            265,683         241,884                 60,614              (6,703)          110,175           73,773            164,733
        42,235             665,867           120,625           (413,647)      1,948,703          1,508,717         848,325
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                    493,309           39,402            598,526          51,210            249,620           7,736                  8,682              15,385            73,773                -             54,242
        12,007             152,547            31,922          1,952,725           4,022            872,996          24,671
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
     End of Period                                      $ 2,312,251        $ 493,309          $ 924,482       $ 598,526          $ 515,303       $ 249,620               $ 69,296             $ 8,682         $ 183,948         $ 73,773          $ 218,975
      $ 54,242           $ 818,414         $ 152,547        $ 1,539,078     $ 1,952,725        $ 2,381,713       $ 872,996
                                                    =================================  =================================  =================================  =========================================  =================================  ====
===============================  ====================================  =================================  =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account F

Notes to Financial Statements
December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

         American Skandia Life Assurance  Corporation  Variable Account F (the "Account") is a separate investment account of American Skandia Life Assurance  Corporation  ("American Skandia" or "Company").  The Account is registered with the
         SEC under the Investment Company Act of 1940 as a unit investment trust.  The Account commenced operations June 25, 1998.

         As of December 31, 2000, the Account consisted of fifty-two  sub-accounts.  These financial  statements report on all fifty-two  sub-accounts  offered in American  Skandia's AS Trophy (single premium variable life insurance policy as well as AS Life Champion, AS Life Focus and AS Life Horizon (flexible premium variable life insurance policies).  Each of the fifty-two  sub-accounts invests only in a single corresponding  portfolio of either American Skandia Trust,
         Montgomery Variable Series, Rydex Variable Trust, INVESCO Variable Investment Funds, Inc. or Evergreen Variable Annuity Trust (the "Trusts").  American Skandia Investment Services,  Incorporated,  an affiliate of American Skandia, is the investment manager for American Skandia Trust, while AIM Capital  Management,  Inc., Lord Abbett & Co., Janus Capital  Corporation,  J. P. Morgan Investment  Management Inc.,  Neuberger Berman Management  Incorporated,  Federated
         Investment  Counseling,  T. Rowe Price Associates,  Inc., T. Rowe Price International,  Inc., Founders Asset Management,  LLC, Pacific Investment Management Company,  INVESCO Funds Group Inc., American Century Investment  Management,
         Inc., Marsico Capital Management LLC, Cohen and Steers Capital
         Management,  Inc.,  Massachusetts Financial Services Company,  Sanford C. Bernstein &Co., LLC, Alliance Capital Management,  L.P., Fred Alger Management,  Inc., GAMCO Investors,  Inc., Zurich Scudder Investments,  Inc., and Kinetics
         Asset Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery Variable Series.  PADCO Advisors II, Inc. is the investment advisor for the Rydex Variable Trust.  INVESCO
         Funds Group, Inc. is the investment advisor for the INVESCO Variable  Investment Funds, Inc. Evergreen Asset Management Corp. is the investment  advisor for Evergreen VA Global Leaders.  Meridian  Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.

         The investment advisors are paid fees for their services by the respective Trusts.

         The variable life insurance policies referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

         During 2000, the following  sub-accounts incurred a name change or sub-advisor change: AST American Century International Growth II (formerly AST T. Rowe Price International  Equity); AST Gabelli Small-Cap Value (formerly AST T. Rowe
         Price Small Company Value); AST Alliance Growth (formerly AST Oppenheimer  Large-Cap  Growth),  AST Sanford Bernstein Managed Index 500 (formerly AST Bankers Trust Managed Index 500), AST Alliance Growth and Income (formerly AST Lord
         Abbett Growth and Income) and AST T. Rowe Price Global Bond (formerly AST T. Rowe Price International Bond).
2.       VALUATION OF INVESTMENTS

         The market value of the investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

         The preparation of financial  statements,  in conformity with accounting  principles  generally  accepted in the United States,  requires that management make estimates and assumptions  that affect the reported  amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.       INCOME TAXES

         American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently deducted from the Account.
         If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

         Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states.  The Company does not anticipate that these will be significant.

         However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.       DIVERSIFICATION REQUIREMENTS

            Section 817(h) of the Internal Revenue Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the  diversification  requirements for variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.       POLICY CHARGES

         The following contract charges are paid to American Skandia, which provides administrative services to the Account:

         Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of .90% of the net assets. This annual rate may decrease to .25% beginning in policy year sixteen.

         Administrative Fees - Charged daily against the Account at an annual rate of .25% of the net assets.

6.       POLICY CHARGES - continued

         Sales and Tax Charges - charged daily against the account at an annual rate ranging from .40% to .65% for a period of up to ten policy years.

         Partial Withdrawal Transaction Fee - may be charged at a rate of $25 for each partial withdrawal transaction.

         Maintenance Fee - may be charged monthly at a rate of $2.50 per month if account value is below $75,000.

         Transfer Fees - charged at a rate of $10 for each transfer after the twelfth, for each policy account, in each policy year.

         Contingent Deferred Sales/Tax Charges are computed as set forth in the respective prospectuses for AS Trophy, AS Life Champion, AS Life Focus and AS Life Horizon.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:
 Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                             AST-AIM                                  AST-AIM                                         AST-American Century                             AST- Alliance                             AST-Lord Abbett
         AST                                         AST                                           AST- Neuberger &                               AST- Neuberger &                                AST-Federated
                                           Int'l Equity                                      Balanced Asset                              Income & Growth                              Growth & Income                            Small Cap Value
                      JanCap Growth                               Money Market                            Berman Midcap Value                           Berman Midcap Growth                     High Yield
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                            Year Ended        Year Ended            Year Ended           Year Ended              Year Ended            Year Ended             Year Ended          Year Ended             Year Ended           Year Ended
      Year Ended          Year Ended             Year Ended          Year Ended             Year Ended           Year Ended               Year Ended             Year Ended              Year Ended           Year Ended
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999
    Dec. 31, 2000         Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 1999            Dec. 31, 2000        Dec. 31, 1999
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period           15,981             2,765                 25,161                  390                    50,924                 799                107,121               6,010                  9,327                1,299
              370,764              22,655                415,524              3,086                   27,998               4,156                    30,953                  3,699                 60,603                5,228
Units Purchased                                     56,763             2,791                 36,794               17,100                    65,323              13,898                 59,792              52,034                 16,177                5,067
              191,771             122,054              2,929,544          1,575,330                   50,907              17,616                    66,605                 12,028                 28,401               31,239
Units Transferred Between Sub-accounts              43,986            10,551                 64,548                7,929                    80,297              36,532                 75,458              49,774                 22,051                3,038
              128,406             228,559             (2,351,768)        (1,157,872)                  53,145               6,684                    62,223                 15,621                 16,835               24,684
Units Surrendered                                   (1,407)             (125)                  (232)                (258)                   (1,394)               (305)                  (503)               (696)                  (462)                 (77)
               (3,397)             (2,504)               (24,800)            (5,020)                    (701)               (458)                     (119)                  (395)                  (982)                (548)
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                115,322            15,981                126,271               25,161                   195,150              50,924                241,867             107,121                 47,093                9,327
              687,544             370,764                968,500            415,524                  131,349              27,998                   159,662                 30,953                104,857               60,603
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:
 Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 AST-T. Rowe Price                         AST-T. Rowe Price                          AST-American Century                           AST-T. Rowe Price                  AST- Gabelli
      AST-Janus                                   AST-PIMCO                                  AST-PIMCO                                   AST-INVESCO                                              AST- Alliance
                                                  Asset Allocation                  Global Bond                                      International Growth II                         Natural Resources                           Small Cap Value
             Small Cap Growth                          Total Return Bond                         Limited Maturity Bond                  Equity Income                                       Growth
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                            Year Ended        Year Ended            Year Ended           Year Ended              Year Ended            Year Ended             Year Ended          Year Ended             Year Ended           Year Ended
      Year Ended          Year Ended             Year Ended          Year Ended             Year Ended           Year Ended               Year Ended             Year Ended              Year Ended           Year Ended
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999
    Dec. 31, 2000         Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 1999            Dec. 31, 2000        Dec. 31, 1999
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period           21,411               723                    870                1,396                     5,713                   0                  5,223               1,464                 17,849                3,713
               80,028                 394                 84,718              2,341                   94,215               3,294                    74,727                  7,576                 21,389                  573
Units Purchased                                      9,971             8,716                  2,724                   12                     7,231               2,864                 15,269               2,082                 27,669                4,616
               20,355              28,506                 63,670             36,924                    8,995              79,188                    42,598                 32,043                 32,283                3,280
Units Transferred Between Sub-accounts              14,246            12,151                  3,457                 (524)                    4,500               2,897                 (3,017)              1,760                 34,534                9,787
               23,236              51,729                 61,537             46,463                  (52,212)             12,546                    64,323                 36,312                 82,677               17,636
Units Surrendered                                     (699)             (179)                     0                  (15)                        0                 (48)                  (653)                (84)                  (558)                (267)
                 (534)               (602)                  (361)            (1,010)                       0                (813)                     (412)                (1,205)                  (733)                (100)
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                 44,929            21,411                  7,051                  870                    17,445               5,713                 16,822               5,223                 79,494               17,849
              123,085              80,028                209,564             84,718                   50,998              94,215                   181,236                 74,727                135,616               21,389
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

Units Outstanding End of the Period                 44,929                                    7,051                                         17,445                                     16,822                                     79,494
              123,085                                    209,564                                      50,998                                       181,236                                       135,616
                                                    44,929                                    7,051                                         17,445                                     16,822                                     79,494
              123,085                                    209,564                                      50,998                                       181,236                                       135,616
                                                         0                                        0                                              0                                          0                                         (0)
                    0                                         (0)                                         (0)                                            0                                            (0)

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:
 Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                            AST-Janus                                     AST-American Century                        AST-American Century                    AST-Marsico                                         AST - Cohen &
              AST - Sanford Berstein                          AST - Kemper                       AST - MFS                                    AST - MFS                                               AST - Founders
                                                  Overseas Growth                          Strategic Balanced                         International Growth                            Capital Growth                              Steers Realty
            Managed Index 500                     Small Cap                                   Growth                                               Growth & Income                        Passport
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                            Year Ended        Year Ended            Year Ended           Year Ended              Year Ended            Year Ended             Year Ended          Year Ended             Year Ended           Year Ended
      Year Ended          Year Ended             Year Ended         Jan. 4* thru            Year Ended          Oct. 18* thru             Year Ended           Oct. 18* thru             Year Ended         Mar. 18* thru
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999
    Dec. 31, 2000         Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 1999            Dec. 31, 2000        Dec. 31, 1999
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period           90,760            13,110                 25,191                  191                     7,482               2,968                229,882              26,845                  5,079                  235
              135,113               1,741                  1,007                  0                    2,379                   0                     1,304                      0                  7,962                    0
Units Purchased                                     49,070            36,098                  8,782               12,647                    44,210               3,681                125,714              88,760                  7,186                1,897
               62,893              43,102                 89,872                428                   19,797                 428                    15,666                      0                 66,332                1,286
Units Transferred Between Sub-accounts              35,491            42,729                 19,425               12,508                    33,907               1,156                 85,908             116,138                 31,428                3,018
               (4,802)             90,926                 46,288                605                   24,742               1,977                    17,837                  1,309                 10,424                6,694
Units Surrendered                                     (654)           (1,177)                  (102)                (155)                   (1,210)               (323)                (2,541)             (1,861)                  (744)                 (71)
                 (519)               (656)                  (810)               (26)                     (96)                (26)                      (36)                    (5)                  (310)                 (18)
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                174,667            90,760                 53,296               25,191                    84,389               7,482                438,963             229,882                 42,949                5,079
              192,685             135,113                136,357              1,007                   46,822               2,379                    34,771                  1,304                 84,408                7,962
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

Units Outstanding End of the Period                174,667                                   53,296                                         84,389                                    438,963                                     42,949
              192,685                                    136,357                                      46,822                                        34,771                                        84,408
                                                   174,667                                   53,296                                         84,389                                    438,963                                     42,949
              192,685                                    136,357                                      46,822                                        34,771                                        84,408
                                                        (0)                                       0                                             (0)                                         0                                          0
                    0                                         (0)                                          0                                            (0)                                           (0)

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:
                                             Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
                                            AST - MFS          AST - Alger                               AST - Janus             AST - Alger           AST - Alger                                AST - Gabelli          AST - Janus                   AST -
Kinetics                              AST - Scudder                                                                                         Evergreen              Evergreen                                     INVESCO
INVESCO
                                          Global Equity                 All Cap Growth                  Mid Cap Growth              Growth                       Mid Cap Growth                   All Cap Value        Strategic Value         Internet
                             Japan                         AAF-Growth                              AAF-Midcap Growth                  VA Global Leaders                  VA Special Equity                             VIF Technology                VIF
Financial Services
                                        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                      --------------------   ---------------------------------------   ------------------------------------------   ------------------------------------------------------------------------------------------------------------
--------------------------
                                        ----------------------------------------                    ----------------------------------------------------------------------                    -------------------------------------------------
-----------------                     -----------------------------------------------------------------------------------------------------------   ----------------------------------------------   -------------------------------------------
------------------------------------------
                                          Oct. 18* thru        Nov 15* thru                              Nov 15* thru           Nov 15* thru            Nov 15* thru                               Nov 15* thru         Nov 15* thru          Nov 15* thru
                           Nov 15* thru          Year Ended           Year Ended            Year Ended           Year Ended             Oct. 18* thru          Oct. 18* thru             Year Ended          Oct. 18* thru           Year Ended         Oct.
18* thru
                                          Dec. 31, 2000       Dec. 31, 2000                             Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000                              Dec. 31, 2000         Dec. 31, 2000        Dec. 31, 2000
                          Dec. 31, 2000         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 2000            Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec.
31, 1999
                                        ----------------------------------------                    ----------------------------------------------------------------------                    -------------------------------------------------
-----------------                     ------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
------------------------------------------
                                        -------------------------------------                       ---------------------  --------------------------------------------                       --------------------   -----------------------------------------
                      --------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------  ----------------
-----------------------
Units Outstanding Beginning of the Period                0                 0                                           0                         0                   0                                          0                      0                    0
                                        0                104,744              2,771                   56,139                   0                         0                      0                 10,257                    0                  1,753
     0
Units Purchased                                      9,422            95,529                                      28,866                     1,675               1,664                                         18                     12                    0
                                        0                 34,586             49,695                   20,057              29,675                     4,135                  8,927                 64,434                2,008                 21,641
 1,427
Units Transferred Between Sub-accounts              10,923            93,525                                      58,009                   225,271             163,889                                      1,022                    463                   78
                                        0               (137,664)            53,000                  (75,403)             26,703                     1,580                  7,316                138,276                8,266                 43,834
   328
Units Surrendered                                        0            (1,493)                                          0                      (534)               (650)                                         0                      0                    0
                                        0                 (1,666)              (722)                    (793)               (239)                        0                      0                   (770)                 (17)                  (157)
    (2)
                                        -------------------------------------                       ---------------------  --------------------------------------------                       --------------------   -----------------------------------------
                      --------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------  ----------------
-----------------------
                                        -------------------------------------                       ---------------------  --------------------------------------------                       --------------------   -----------------------------------------
                      --------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------  ----------------
-----------------------
Units Outstanding End of the Period                 20,345           187,561                                      86,875                   226,412             164,903                                      1,040                    475                   78
                                        0                      0            104,744                        0              56,139                     5,715                 16,243                212,197               10,257                 67,071
 1,753
                                        =====================================                       =====================  ============================================                       ====================   =========================================
                      ====================   =======================================   ==========================================   ==============================================   =========================================  ================
=======================
                                        =====================================                       =====================  ============================================                       ====================   =========================================
                      ====================   =======================================   ==========================================   ==============================================   =========================================  ================
=======================

-----------------------------------------------------------------------------   ---------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------  ----------------
-----------------------
-----------------------------------------------------------------------------   ---------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------  ----------------
-----------------------
* Date Operations Commenced.

Units Outstanding End of the Period                 20,345           187,561                                      86,875                   226,412             164,903                                      1,040                    475                   78
                                        0                      0                                           0                                         5,715                 16,243                212,197                                      67,071
                                                    20,345           187,561                                      86,875                   226,412             164,903                                      1,040                    475                   78
                                        0                      0                                           0                                         5,715                 16,243                212,197                                      67,071
                                                        (0)                0                                           0                         0                   0                                         (0)                     0                   (0)
                                        0                      0                                           0                                            (0)                    (0)                    (0)                                         (0)

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:
Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
                                             INVESCO                                  INVESCO                                      INVESCO                                    Montgomery                                    Rydex               Rydex
                             Rydex
                                               VIF Telecommunications                     VIF Health Sciences                   VIF Dynamics                                         Emerging Markets                       Nova                 Ursa
                              OTC
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
                      --------------------
                                        ---------------------------------------------------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
                      --------------------
                                            Year Ended        Oct. 18* thru         Year Ended         Oct. 18* thru             Year Ended           Oct. 18* thru           Year Ended          Year Ended            Nov 15* thru         Nov 15* thru
                         Nov 15* thru
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 2000
                          Dec. 31, 2000
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------                     -----------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
                      --------------------
Units Outstanding Beginning of the Period            3,713                 0                  1,677                    0                     1,706                   0                  4,434                   0                      0                    0
                                        0
Units Purchased                                     50,027                98                 34,656                1,436                    22,501                  19                 10,164               3,017                    130                    0
                                      571
Units Transferred Between Sub-accounts              49,965             3,619                117,589                  245                    62,761               1,690                 13,899               1,464                  7,179                  971
                                   16,417
Units Surrendered                                   (1,110)               (4)                  (851)                  (4)                     (783)                 (3)                   (52)                (47)                     0                    0
                                        0
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
                      --------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
                      --------------------
Units Outstanding End of the Period                102,595             3,713                153,071                1,677                    86,185               1,706                 28,445               4,434                  7,309                  971
                                   16,988
                                        =====================================   =========================================  ============================================   ========================================   =========================================
                      ====================
                                        =====================================   =========================================  ============================================   ========================================   =========================================
                      ====================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------
* Date Operations Commenced.

Units Outstanding End of the Period                102,595                                  153,071                                         86,185                                     28,445                                      7,309                  971
                                   16,988
                                                   102,595                                  153,071                                         86,185                                     28,445                                      7,309                  971
                                   16,988
                                                        (0)                                       0                                             (0)                                        (0)                                         0                   (0)
                                        0

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the years ended Dec. 31, 2000 and 1999 were as follows:

                                                                          Purchases                                          Sales
                                                                  ---------------------------------------------------------------------------------------------------
                                                                  --------------------------------------------------------------------------------------------------
                                                                         Year Ended               Year Ended              Year Ended               Year Ended
                                                                        Dec. 31, 2000            Dec. 31, 1999           Dec. 31, 2000            Dec. 31, 1999
                                                                  ---------------------------------------------------------------------------------------------------
                                                                  --------------------------------------------------------------------------------------------------
AST - AIM International Equity                                                  $1,553,956                 $764,643              $7,503,375                 $605,337
AST - AIM Balanced                                                               1,526,388                  321,556                 252,122                   47,592
AST - American Century Income & Growth                                           2,115,169                  590,487                 380,932                   11,331
AST - Alliance Growth & Income                                                   2,403,905                1,285,490                 691,151                  166,596
AST - Lord Abbett Small Cap Value                                                  546,257                   95,923                 149,484                   24,638
AST - JanCap Growth                                                             13,172,660                6,812,064               6,477,710                1,100,494
AST - Money Market                                                              14,223,991               15,895,204              31,721,428               11,537,061
AST - Neuberger & Berman Midcap Value                                            1,664,819                  512,080                 564,006                  269,759
AST - Neuberger & Berman Midcap Growth                                           3,132,932                  407,544               1,637,351                   67,778
AST - Federated High Yield                                                         733,310                1,490,310                 262,251                  936,952
AST - T. Rowe Price Asset Allocation                                               359,155                  281,025                  79,700                   54,648
AST - T. Rowe Price Global Bond                                                     60,760                   10,014                   2,173                   14,026
AST - American Century International Growth II                                     182,881                  330,758                  35,255                  271,684
AST - T. Rowe Price Natural Resources                                              247,084                  328,317                 152,748                  290,585
AST - Gabelli Small Cap Value                                                      987,414                1,419,164               2,380,121                1,302,962
AST - Janus Small Cap Growth                                                     2,166,588                1,651,103                 885,829                  398,426
AST - Pimco Total Return Bond                                                    2,969,997                1,691,221               4,073,390                  826,933
AST - Pimco Limited Maturity Bond                                                  945,646                1,225,482               1,364,305                  281,920
AST - INVESCO Equity Income                                                      1,545,376                  759,634                 243,940                   20,315
AST - Alliance Growth                                                            2,494,489                  262,815               1,385,045                   17,203
AST - Janus Overseas Growth                                                      2,410,756                1,495,483                 870,023                  624,332
AST - American Century Strategic Balanced                                          419,064                  306,219                  57,687                   19,622
AST - American Century International Growth                                      1,206,093                  755,238               6,028,724                  717,465
AST - Marsico Capital Growth                                                     4,934,220                3,425,108               1,647,958                  672,797
AST - Cohen & Steers Realty                                                        579,598                   56,565                 250,197                   14,292
AST - Sanford Bernstein Managed Index 500                                        2,509,361                1,778,398               1,672,915                  153,939
AST - Kemper Small Cap                                                           2,010,173                   26,750                 517,782                   17,126
AST - MFS Growth                                                                   531,653                   24,529                  35,912                       79
AST - MFS Growth & Income                                                          414,502                   13,396                 136,553                        1
AST - Founders Passport                                                          1,422,625                  132,034               2,251,888                   27,883
AST - MFS Global Equity                                                            211,911                        0                  98,988                        0
AST - Alger All-Cap Growth                                                       1,574,209                        0                 201,127                        0
AST - Janus Mid Cap Growth                                                         828,685                        0                  88,139                        0
AST - Alger Growth                                                               2,301,432                        0                  42,117                        0
AST - Alger Mid-Cap Growth                                                       1,684,436                        0                  36,321                        0
AST - Gabelli All Cap Value                                                         10,388                        0                     620                        0
AST - Janus Strategic Value                                                          4,640                        0                       2                        0
AST - Kinetics Internet                                                                818                        0                      30                        0
AST - Scudder Japan                                                                      0                        0                 142,515                        0
AAF - Growth                                                                       333,211                1,599,277               2,709,072                  154,238
AAF - Midcap                                                                       259,515                  815,478               1,864,480                   76,711
Evergreen - VA Global Leaders                                                      134,832                        0                 115,361                        0
Evergreen - VA Special Equity                                                      187,689                        0                   2,143                        0
INVESCO - VIF Technology                                                         4,107,155                  145,668               1,734,159                    7,926
INVESCO - VIF Financial Services                                                   898,423                   20,610                 171,182                      360
INVESCO - VIF Telecommunications                                                 1,736,908                   50,850                 875,506                      256
INVESCO - VIF Health Sciences                                                    2,393,883                  186,690                 874,081                  166,592
INVESCO - VIF Dynamics                                                           1,311,563                   38,791                 506,292                   17,700
Montgomery Variable Emerging Markets                                               472,426                   65,473                 300,503                   25,032
Rydex Nova                                                                          66,083                        0                     471                        0
Rydex Ursa                                                                          73,099                        0                  65,559                        0
Rydex OTC                                                                          139,938                        0                  10,860                        0

                                                                 ---------------------------------------------------------------------------------------------------
                                                                 --------------------------------------------------------------------------------------------------
                                                                               $88,202,066              $47,071,391             $83,551,483              $20,942,591
                                                                 ===================================================================================================

                                                         7
                                                         9
                                                    APPENDIX A
                              HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The following are  hypothetical  illustrations  of the impact of payments made to the Insured under the accelerated death benefit provision of the Policy.  The first  hypothetical  illustration  assumes the Insured is a female, age
45 and is in the  preferred  risk class as of the Policy Date.  The second  hypothetical  illustration  assumes the
Insured  is a  male,  age 65 and is in the  preferred  risk  class  as of the  Policy  Date.  The  following  other assumptions apply to both hypothetical illustrations:

1.       The Premium paid was $20,000.
2.       The Accelerated Death Benefit provision is exercised as of the 10th Policy Anniversary.
3.       The investment  options in which Account Value was allocated  have grown at a hypothetical  average annual net rate of return of 8% since the Issue Date.
4.       There have been no loans or loan repayments.
5.       No amounts have been withdrawn.
6.       50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.
7.       The 12-month  interest rate discount used in the  calculation  of the benefit  assumes  interest at 6% per year, compounded yearly.

The following are various policy values immediate before and after the accelerated death benefit is paid:

                                                                  ------------------------- -------------------------
                                                                       FEMALE AGE 45              MALE AGE 65
                                                                        (NO TOBACCO)              (NO TOBACCO)
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $34,224                   $33,708
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $34,224                   $33,708
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $30,802                   $30,337
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $85,371                   $45,746
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $34,224                   $33,708
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $20,135                   $10,789
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $25,668                   $25,281
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $25,668                   $25,281
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $23,101                   $22,753
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit After the Accelerated Death Benefit is             $64,028                   $34,310
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $25,668                   $25,281
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                                                    APPENDIX B
                                     DETERMINATION OF REQUIRED DEATH BENEFITS

The  Required  Death  Benefit is  calculated  by  multiplying  the  Account  Value on the  calculation  date by the applicable  Required  Death  Benefit  Factor.  American  Skandia's  Required  Death  Benefit  Factors are initially greater than those  required  under the Code due to our use of  "enhancement"  factors.  These factors  reduce over time until they equal those required by the Code.

|X|      The Net Single  Premium  Factor  varies with the gender,  risk class and attained age of the Insured,  and changes on each Monthly  Processing  Day. The Net Single Premium  Factors  provided in the table below are those that apply on Policy  Anniversaries  for  Insureds in the  preferred  risk  class.  Other Net Single
         Premium Factors are available on request.
|X|      Currently,  the Initial  Values and Grading  Periods for the Enhanced  Death Benefit Factor depend only on the Issue Age of the Insured.  In the future,  Initial Values and Grading  Periods may also vary by gender and risk class.

The  Required  Death  Benefit  Factors  are  calculated  based on how many  Policy  Months  have  elapsed as of the calculation date as follows:
|X|      If the number of Policy Months  elapsed  exceed the Grading  Period,  the Required Death Benefit Factor is
         the reciprocal (inverse) of the Net Single Premium Factor.  No rounding is performed.
|X|      If the number of Policy Months elapsed is less than the Grading Period:
1.       The Initial Value of the Enhanced Death Benefit Factor is pro-rated for the number of months elapsed, assuming a value of 1.0 at the end of the Grading Period.
2.       The Required Death Benefit Factor is derived by dividing the resulting Enhanced Death Benefit Factor
              (from Step 1) by the Net Single Premium Factor applicable on the calculation date, and then rounding the result to the higher second decimal place.

|X|      In either case, the resulting Required Death Benefit Factor is multiplied by the Account Value, with the result rounded to the higher cent, to determine the Required Death Benefit.

Numerical Examples

Below are the Net Single Premium Factors for single life policies that are used when determining the Required
Death Benefit under the Policy.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16          0.12963390        0.16009274       0.11257102       0.12801156       0.12624240       0.15379972
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17          0.13350990        0.16482381       0.11626211       0.13223719       0.13008425       0.15842990
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18          0.13746753        0.16963475       0.12007734       0.13659217       0.13401438       0.16314246
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19          0.14153726        0.17455566       0.12402201       0.14108225       0.13805473       0.16797620
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20          0.14574173        0.17962592       0.12810169       0.14573092       0.14223668       0.17295402
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21          0.15011300        0.18487762       0.13233102       0.15054499       0.14657511       0.17811638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22          0.15468407        0.19035209       0.13671633       0.15554021       0.15111146       0.18348812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23          0.15947169        0.19609174       0.14127297       0.16071568       0.15585376       0.18911141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24          0.16449315        0.20210734       0.14599935       0.16607915       0.16081898       0.19499651
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25          0.16975777        0.20842630       0.15090264       0.17163871       0.16600752       0.20116228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26          0.17528370        0.21506873       0.15599030       0.17740280       0.17144542       0.20762813
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27          0.18106444        0.22202337       0.16126157       0.18336352       0.17712572       0.21438187
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28          0.18710192        0.22928701       0.16673283       0.18953793       0.18304988       0.22142732
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29          0.19339827        0.23685672       0.17240410       0.19592713       0.18921958       0.22876078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30          0.19995591        0.24472213       0.17827555       0.20253255       0.19563677       0.23637099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31          0.20677758        0.25288086       0.18436426       0.20935586       0.20231182       0.24426245
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32          0.21385824        0.26133096       0.19067131       0.21641516       0.20923938       0.25243247
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33          0.22120112        0.27007096       0.19720623       0.22371317       0.21642231       0.26087879
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34          0.22880190        0.27909252       0.20397083       0.23124517       0.22385590       0.26959962
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35          0.23666443        0.28839519       0.21096724       0.23901450       0.23154361       0.27859373
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36          0.24479300        0.29797194       0.21819791       0.24702500       0.23948931       0.28785315
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37          0.25319239        0.30781646       0.22564981       0.25524273       0.24769738       0.29737055
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38          0.26185275        0.31790915       0.23331794       0.26365660       0.25615737       0.30712499
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39          0.27077968        0.32824513       0.24120543       0.27225592       0.26487439       0.31711037
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40          0.27997937        0.33881358       0.24931586       0.28103783       0.27385412       0.32731445
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41          0.28944408        0.34959804       0.25763805       0.28997812       0.28308809       0.33772590
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42          0.29918112        0.36059636       0.26617629       0.29907464       0.29258303       0.34833434
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43          0.30919858        0.37180105       0.27494287       0.30834009       0.30234636       0.35914369
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44          0.31949833        0.38320590       0.28395074       0.31778793       0.31238625       0.37014593
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45          0.33008312        0.39479983       0.29321352       0.32743236       0.32270476       0.38133424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46          0.34094988        0.40658559       0.30273122       0.33727474       0.33329793       0.39270942
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47          0.35210328        0.41857348       0.31251165       0.34732403       0.34417635       0.40428598
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48          0.36354910        0.43075764       0.32255644       0.35759012       0.35533829       0.41606161
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49          0.37528789        0.44313412       0.33287496       0.36807083       0.36678977       0.42802374
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50          0.38732157        0.45569538       0.34346396       0.37875863       0.37853159       0.44017339
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51          0.39964112        0.46842508       0.35432120       0.38965354       0.39055335       0.45249062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52          0.41223322        0.48129326       0.36544560       0.40075685       0.40284631       0.46495227
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53          0.42508065        0.49426776       0.37682437       0.41204677       0.41539139       0.47752681
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54          0.43816265        0.50730942       0.38845251       0.42350919       0.42817170       0.49018022
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55          0.45146679        0.52039785       0.40034513       0.43516109       0.44117844       0.50289719
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56          0.46497772        0.53352594       0.41250657       0.44701527       0.45439952       0.51567545
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57          0.47868855        0.54669473       0.42496076       0.45910324       0.46783659       0.52852057
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58          0.49260607        0.55990873       0.43773904       0.47147483       0.48149937       0.54144102
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59          0.50671422        0.57317616       0.45086858       0.48416523       0.49537914       0.55445319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60          0.52099089        0.58649165       0.46434484       0.49718535       0.50946034       0.56755388
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61          0.53541366        0.59982029       0.47814970       0.51050770       0.52371650       0.58070830
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62          0.54996037        0.61311231       0.49224193       0.52407379       0.53812102       0.59386520
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63          0.56458202        0.62631227       0.50656415       0.53779137       0.55262416       0.60696230
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64          0.57923646        0.63936744       0.52104933       0.55157948       0.56718262       0.61994344
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65          0.59389291        0.65224292       0.53567091       0.56540516       0.58176409       0.63277422
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66          0.60853177        0.66493907       0.55042657       0.57927661       0.59634722       0.64545639
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67          0.62314467        0.67747232       0.56534194       0.59323274       0.61093399       0.65801141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68          0.63773444        0.68987503       0.58045603       0.60735458       0.62553688       0.67048380
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69          0.65229277        0.70216920       0.59580381       0.62169427       0.64015184       0.68290596
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70          0.66679125        0.71433938       0.61137598       0.63625855       0.65475695       0.69526957
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71          0.68117719        0.72634796       0.62712394       0.65099076       0.66930420       0.70753863
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72          0.69537993        0.73812786       0.64295703       0.66575568       0.68371928       0.71963903
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73          0.70930323        0.74959224       0.65875930       0.68042080       0.69790113       0.73147569
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74          0.72286756        0.76067274       0.67441814       0.69486369       0.71176925       0.74297665
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75          0.73603216        0.77130870       0.68985586       0.70900356       0.72527730       0.75408193
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76          0.74880052        0.78147546       0.70503062       0.72281655       0.73842226       0.76477150
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77          0.76119859        0.79122435       0.71994675       0.73632274       0.75122775       0.77510275
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78          0.77327473        0.80064136       0.73462837       0.74957577       0.76374088       0.78515851
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79          0.78507793        0.80980782       0.74909157       0.76261900       0.77600693       0.79502238
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80          0.79661687        0.81875666       0.76332111       0.77545541       0.78803230       0.80472518
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81          0.80785978        0.82747460       0.77725831       0.78804339       0.79978219       0.81425300
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82          0.81874169        0.83590607       0.79081723       0.80031378       0.81118884       0.82355100
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83          0.82917071        0.84396602       0.80389497       0.81218361       0.82215906       0.83253950
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84          0.83907369        0.85159817       0.81642085       0.82351814       0.83262246       0.84114315
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85          0.84842557        0.85880908       0.82836893       0.83430739       0.84255660       0.84936568
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86          0.85725664        0.86567441       0.83975596       0.84458710       0.85199099       0.85726826
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87          0.86563114        0.87232928       0.85063245       0.85442384       0.86099077       0.86495742
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88          0.87365927        0.87884551       0.86107243       0.86392517       0.86965614       0.87251155
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89          0.88148342        0.88528671       0.87117516       0.87321445       0.87811517       0.88001027
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90          0.88925279        0.89183990       0.88105883       0.88245956       0.88650644       0.88762761
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91          0.89714307        0.89873543       0.89087819       0.89172919       0.89499207       0.89551206
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92          0.90536811        0.90625516       0.90081463       0.90122645       0.90376999       0.90389343
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93          0.91419527        0.91462342       0.91108062       0.91119522       0.91308130       0.91298453
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94          0.92387971        0.92399931       0.92189549       0.92189549       0.92315894       0.92297838
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95          0.93453209        0.93453209       0.93339154       0.93339154       0.93411221       0.93397209
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96          0.94600780        0.94600780       0.94544700       0.94544700       0.94579937       0.94573014
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97          0.95756189        0.95756189       0.95735233       0.95735233       0.95748327       0.95745763
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98          0.96653019        0.96653019       0.96653019       0.96653019       0.96653019       0.96653019
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99          0.97499375        0.97499375       0.97499375       0.97499375       0.97499375       0.97499375
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

                        Enhanced Death Benefit Factors - Initial Values and Grading Periods

                    --------------- ------------- ------------- ------------- ------------- --------------
                                                    Grading                                    Grading
                        Issue         Initial        Period        Issue        Initial        Period
                         Age           Value        (Months)        Age          Value        (Months)

                    --------------- ------------- -------------               ------------- --------------
                                                                -------------
                          16            1.75          240            61           1.19           84
                    --------------- ------------- ------------- ------------- ------------- --------------
                                                                -------------
                          17            1.75          240            62           1.18           72
                    --------------- ------------- ------------- ------------- ------------- --------------
                                                                -------------
                          18            1.75          240            63           1.17           72
                    --------------- ------------- ------------- ------------- ------------- --------------
                                                                -------------
                          19            1.75          240            64           1.16           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          20            1.75          240            65           1.15           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          21            1.75          240            66           1.14           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          22            1.75          240            67           1.13           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          23            1.75          240            68           1.12           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          24            1.75          240            69           1.11           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          25            1.75          240            70           1.10           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          26            1.75          240            71           1.09           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          27            1.75          240            72           1.08           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          28            1.75          240            73           1.07           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          29            1.74          240            74           1.06           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          30            1.72          240            75           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          31            1.70          240            76           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          32            1.68          240            77           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          33            1.66          240            78           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          34            1.64          240            79           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          35            1.62          240            80           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          36            1.60          228            81           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          37            1.58          228            82           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          38            1.56          216            83           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          39            1.54          216            84           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          40            1.52          204            85           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          41            1.50          204            86           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          42            1.48          192            87           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          43            1.46          192            88           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          44            1.44          180            89           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          45            1.42          180            90           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          46            1.30          168            91           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          47            1.38          168            92           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          48            1.36          156            93           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          49            1.34          156            94           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          50            1.32          144            95           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          51            1.30          144            96           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          52            1.28          132            97           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          53            1.27          132            98           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- ------------- ------------- ------------- --------------
                          54            1.26          120            99           1.05           60
                    --------------- ------------- ------------- ------------- ------------- --------------
                    --------------- ------------- -------------
                          55            1.25          120
                    --------------- ------------- -------------
                    --------------- ------------- -------------
                          56            1.24          108
                    --------------- ------------- -------------
                    --------------- ------------- -------------
                          57            1.23          108
                    --------------- ------------- -------------
                    --------------- ------------- -------------
                          58            1.22           96
                    --------------- ------------- -------------
                    --------------- ------------- -------------
                          59            1.21           96
                    --------------- ------------- -------------
                    --------------- ------------- -------------
                          60            1.20           84
                    --------------- ------------- -------------

-------------------------------------------------------------------------------------------------------------------
The factors  shown above are  applicable  for single life  policies  where the Insureds are in the  preferred  risk class. Factors for joint life cases and substandard policies are available on request.
-------------------------------------------------------------------------------------------------------------------

                                                    APPENDIX C
                               GUARANTEED MONTHLY MAXIMUM COST OF INSURANCE CHARGES
                                        (Per $1,000 of Net Amount at Risk)
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16            0.1234            0.1635           0.0750           0.0842           0.1134           0.1476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17            0.1309            0.1752           0.0775           0.0884           0.1201           0.1585
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18            0.1359            0.1844           0.0800           0.0926           0.1251           0.1660
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19            0.1393            0.1902           0.0825           0.0951           0.1276           0.1718
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            0.1401            0.1935           0.0842           0.0976           0.1293           0.1743
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            0.1384            0.1935           0.0859           0.0992           0.1276           0.1752
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            0.1359            0.1902           0.0867           0.1017           0.1259           0.1727
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            0.1326            0.1869           0.0884           0.1042           0.1234           0.1702
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            0.1293            0.1818           0.0900           0.1067           0.1217           0.1668
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            0.1251            0.1760           0.0917           0.1092           0.1184           0.1626
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            0.1226            0.1727           0.0942           0.1134           0.1167           0.1610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            0.1209            0.1710           0.0959           0.1167           0.1159           0.1601
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            0.1201            0.1710           0.0984           0.1209           0.1159           0.1610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            0.1201            0.1735           0.1017           0.1259           0.1167           0.1643
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            0.1209            0.1777           0.1042           0.1318           0.1176           0.1685
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            0.1234            0.1835           0.1076           0.1368           0.1201           0.1743
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            0.1268            0.1910           0.1109           0.1426           0.1234           0.1818
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            0.1318            0.2011           0.1151           0.1501           0.1284           0.1910
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            0.1376            0.2127           0.1201           0.1585           0.1343           0.2019
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            0.1443            0.2269           0.1259           0.1677           0.1409           0.2153
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            0.1518            0.2437           0.1343           0.1818           0.1485           0.2311
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            0.1618            0.2646           0.1443           0.1986           0.1585           0.2512
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            0.1727            0.2880           0.1551           0.2178           0.1693           0.2737
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            0.1844            0.3147           0.1668           0.2386           0.1810           0.2997
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            0.1986            0.3457           0.1810           0.2637           0.1952           0.3289
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            0.2136            0.3791           0.1960           0.2905           0.2102           0.3616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            0.2295            0.4160           0.2111           0.3172           0.2261           0.3959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            0.2470            0.4561           0.2261           0.3440           0.2428           0.4335
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            0.2662            0.5005           0.2412           0.3708           0.2612           0.4746
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            0.2880            0.5475           0.2579           0.3992           0.2821           0.5181
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            0.3114            0.5961           0.2754           0.4285           0.3038           0.5626
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            0.3365            0.6490           0.2946           0.4587           0.3281           0.6104
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            0.3641            0.7061           0.3147           0.4913           0.3540           0.6632
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            0.3942            0.7682           0.3373           0.5274           0.3825           0.7195
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            0.4285            0.8372           0.3624           0.5659           0.4151           0.7825
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            0.4679            0.9154           0.3900           0.6070           0.4520           0.8532
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            0.5131            1.0039           0.4218           0.6540           0.4947           0.9331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            0.5651            1.1042           0.4570           0.7061           0.5433           1.0232
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            0.6230            1.2139           0.4930           0.7590           0.5970           1.1211
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            0.6876            1.3314           0.5316           0.8136           0.6565           1.2249
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            0.7582            1.4558           0.5701           0.8675           0.7203           1.3339
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            0.8330            1.5871           0.6079           0.9180           0.7876           1.4481
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            0.9163            1.7254           0.6456           0.9676           0.8616           1.5668
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            1.0098            1.8742           0.6884           1.0207           0.9441           1.6940
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            1.1143            2.0402           0.7388           1.0839           1.0376           1.8368
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            1.2308            2.2279           0.8010           1.1632           1.1430           1.9993
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            1.3652            2.4400           0.8784           1.2654           1.2654           2.1852
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            1.5176            2.6774           0.9735           1.3897           1.4050           2.3946
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            1.6872            2.9378           1.0806           1.5286           1.5608           2.6242
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            1.8733            3.2146           1.1962           1.6754           1.7322           2.8673
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            2.0752            3.5051           1.3162           1.8249           1.9159           3.1205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            2.2920            3.8070           1.4388           1.9695           2.1110           3.3796
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            2.5282            4.1248           1.5659           2.1161           2.3228           3.6490
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            2.7908            4.4708           1.7076           2.2758           2.5573           3.9410
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            3.0886            4.8542           1.8742           2.4648           2.8234           4.2653
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            3.4298            5.2869           2.0777           2.7049           3.1309           4.6355
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            3.8253            5.7785           2.3279           2.9998           3.4904           5.0610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            4.2749            6.3264           2.6285           3.3519           3.9010           5.5381
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            4.7716            6.9307           2.9757           3.7549           4.3571           6.0658
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            5.3054            7.5807           3.3649           4.1972           4.8498           6.6334
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            5.8727            8.2501           3.7879           4.6698           5.3744           7.2163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            6.4695            8.9272           4.2435           5.1659           5.9269           7.8075
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            7.1000            9.6169           4.7391           5.6933           6.5124           8.4100
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            7.7848           10.3436           5.2913           6.2710           7.1504           9.0487
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            8.5472           11.1328           5.9234           6.9226           7.8639           9.7476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            9.4095           12.0089           6.6558           7.6677           8.6746           10.5307
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            10.3922          12.9898           7.5074           8.5225           9.6030           11.4151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            11.4945          14.0624           8.4777           9.5196           10.6478          12.4038
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            12.6988          15.1933           9.5594           10.6131          11.7941          13.4616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            13.9806          16.3456           10.7444          11.7893          13.0226          14.5634
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            15.3265          17.4918           12.0280          13.0418          14.3218          15.6927
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            16.7180          18.6836           13.4123          14.3609          15.6828          16.8797
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            18.1509          19.9424           14.9028          15.7562          17.1061          18.1427
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            19.6476          21.2120           16.5166          17.2301          18.6128          19.4508
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            21.2331          22.5117           18.2733          18.8930          20.2310          20.8698
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            22.9495          23.8839           20.2227          20.7186          22.0046          22.4143
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92            24.8700          25.5022           22.4528          22.7883          24.0145          24.2183
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93            27.2013          27.6222           25.1486          25.2821          26.4618          26.4965
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94            30.4289          30.5976           28.7360          28.7360          29.8106          29.6898
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95            35.4922          35.4922           34.1581          34.1581          34.9988          34.8350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96            44.5151          44.5151           43.5428          43.5428          44.1528          44.0324
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97            62.8314          62,8314           62.1940          62.1940          62.5918          62.5138
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98            83.3333          83.3333           83.3333          83.3333          83.3333          83.3333
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99            83.3333          83.3333           83.3333          83.3333          83.3333          83.3333
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------------------------------------------------------------------------------------
We base the guaranteed maximum cost of insurance charges on the sex distinct 1980  Commissioners  Standard Ordinary
Ultimate  Mortality  Table,  age last  birthday  unless  unisex  rates apply.  If unisex  charges  apply,  a unisex variation of that table is used. The amounts shown are per $1,000 amount at risk.  The  guaranteed  maximum cost of insurance  charge  depends on the tobacco  usage class and risk class of each  Insured(s).  The charges shown above are  applicable  for Insureds in the preferred risk class.  The  guaranteed  maximum cost of insurance  charges for other risk  classes are  available  upon  request.  Cost of insurance  charges for joint life cases are  determined using a standard  insurance  industry  method used to derive the applicable  charge based on the applicable cost of insurance  charge for both  Insureds.  Guaranteed  maximum cost of insurance  charges for specific  proposed  joint
Insureds are available upon request.
-------------------------------------------------------------------------------------------------------------------

                              APPENDIX D - SALE OF CONTRACTS TO NEW JERSEY RESIDENTS

-------------------------------------------------------------------------------------------------------------------
AS Trophy II is not  available to residents of New Jersey as of the date of this  Prospectus.  The AS Trophy Policy is still offered to residents of the New Jersey.  The State of New Jersey  requires that certain  provisions of the
AS Trophy  Policy be modified in  accordance  with state law.  Below is a  description  of those policy  provisions that are modified when the AS Trophy Policy is sold to New Jersey residents.
-------------------------------------------------------------------------------------------------------------------

BENEFITS AT THE INSURED'S DEATH [Paragraph 2]
The Death Proceeds will include any monthly amount deducted during the period between the date of death and the date Death Proceeds become payable to the Beneficiary.

CASH VALUE CREDITS [Paragraph 15]

1.       To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash Value of your Policy must equal or exceed the Premiums you have paid as of the Policy Anniversary date you qualify plus $50,000.

2.       If you  surrender  your Policy or the Death Benefit  becomes  payable and, on the date that we process the surrender or calculate the Death Proceeds,  your Cash Value equals or exceeds the Cash Value Trigger,  we will add a pro rata  portion of the  amount  that would  have been  payable  as a Cash  Value  Credit  based on the portion of the Policy Year that has elapsed.

     For  example,  assume  you have made  Premium  payments  equal to  $50,000  and your Cash  Value is  $110,000.
     Further  assume that you decide to surrender the Policy in Policy Year 6 when the  Contingent  Deferred  Sales
     Charge is equal to 5% and the  Contingent  Deferred  Tax Charge is 1%.  The Cash Value of the Policy  would be
     $107,000  ($110,000  minus  $3,000  for the  combination  of the  Contingent  Deferred  Sales  Charge  and the
     Contingent  Deferred  Tax Charge).  Since the Cash Value of the Policy is greater  than Premium plus  $50,000, the  Policy  would  qualify  for a pro  rata  portion  of the Cash  Value  Credit.  Assuming  the  Policy  was
     surrendered  exactly in the middle of Policy Year 6, on  surrender  your Cash Value would be  increased by the pro rata portion (1/2) of 0.25% multiplied by the Cash Value of the Policy.

LOANS [Paragraph 45]
The maximum amount available as a loan is equal to 75% of your current Cash Value.

ACCELERATED DEATH BENEFIT [Paragraph 62]
The Owner may elect to receive the  Accelerated  Death  Benefit if the Insured  became  terminally  ill prior to or after the Issue Date of the Policy or as a result of an  accident  that  occurred  prior to or after the Issue Date of the Policy.

MEDICALLY-RELATED WAIVER
The Medically-Related Waiver provision described in Paragraphs 64-67 and elsewhere in the Prospectus does not apply.

APPENDIX A - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT
You may request a  personalized  illustration  showing how exercise of the  Accelerated  Death  Benefit will affect values under your Policy.

                                           APPENDIX E-1 - PRIOR CONTRACT

-------------------------------------------------------------------------------------------------------------------
Between May 5, 1998 and  September  xx, 2001  American  Skandia  issued a modified  single  premium  variable  life insurance  policy under the marketing  name "American  Skandia  Trophy"  ("Trophy").  The policy is no longer being issued in those  jurisdictions  from which we have received  regulatory  approval of the American Skandia Trophy II
("Trophy II") policy.
-------------------------------------------------------------------------------------------------------------------

The principle differences between the Trophy II policy offered by this Prospectus and the Trophy policy are described below.

                                                    DEFINITIONS

ACCOUNT VALUE is the value of your allocation to each Sub-account and any Fixed  Allocation,  plus any earnings and less any losses,  distributions  and charges thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any  distributions and charges thereon,  all before  assessment of any contingent  deferred sales charge,  contingent  deferred tax charge or Debt.  Account Value is determined  separately for each Sub-account and each Fixed  Allocation,  as well as for any amounts in the Loan Account,  and then totaled to determine the Account
Value of your entire Policy.

CASH VALUE is the Account  Value less any  contingent  deferred  sales charge,  contingent  deferred tax charge and
Debt.

MATURITY DATE is the Policy  Anniversary  immediately  following the Insured's 95th  birthday,  or if there are two
Insureds,  immediately  following  the 95th  birthday of the younger  Insured,  or what would have been the younger
Insured's 95th birthday if the younger Insured predeceases the older Insured.

                                                 SUMMARY OF COSTS

------------------------------ ------------------------------------------------------------------------ -------------------------------
            COST                                          AMOUNT DEDUCTED/                                      WHEN DEDUCTED
                                                         DESCRIPTION OF COST
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Mortality & Expense Risk                   0.90% per year of the value of each Sub-account                          Daily
Charge
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Administration Charge                      0.25% per year of the value of each Sub-account                          Daily
------------------------------                                                                          -------------------------------
------------------------------ ------------------ -------------------------- -------------------------- -------------------------------
Cost of Insurance                   Gender                Age 20-69                  Age 70-90                     Monthly
                                    ------                ---------                  ---------
                                     Male         0.55% No Tobacco Use       0.90% No Tobacco Use
(See     Appendix    C    for                     0.90% Tobacco Use          1.25% Tobacco Use          (Pro-rata  from  the  variable
information   on   guaranteed                                                                           and fixed  investment  options
cost  of   insurance   rates.                                                                           in which you maintain  Account
See the  Prospectus  for cost                                                                           Value)
of   insurance    rates   for
Policies   issued   with  two
Insureds.)
------------------------------                                                                          -------------------------------
------------------------------                                                                          -------------------------------

                                    Female        0.40% No Tobacco Use       0.75% No Tobacco Use
                                                  0.75% Tobacco Use          1.10% Tobacco Use
------------------------------ ------------------ -------------------------- -------------------------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Sales Charge                                     0.40% per year of the Account Value                    Monthly for the 1st 10 Policy
                                                                                                                    Years
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Tax Charge                                       0.25% per year of the Account Value                    Monthly for the 1st 10 Policy
                                                                                                                    Years
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
Contingent Deferred Sales        1      2       3      4      5      6       7      8      9      10
Charge (%)                                                                                               Upon Surrender or Withdrawal
                                                                                                            (Percentage of Premium
                                                                                                          deducted in Policy Years 1
                                                                                                                 through 10)
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
                               7.75   7.50    7.25   6.50   5.75   5.00    4.25   3.50   2.75     0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
Contingent Deferred Tax          1      2       3      4      5      6       7      8      9      10
Charge (%)

------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
                               2.25    2.00   1.75   1.50   1.25    1.00   0.75   0.50   0.25     0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Maintenance Fee                     $2.50 per month unless Account Value is greater than $75,000                   Monthly
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Transfer Fee                                                   $10.00                                    After the 20th transfer each
                                                                                                                 Policy Year
------------------------------ ------------------------------------------------------------------------ -------------------------------

[4]      What is the  Required  Death  Benefit?  The  Required  Death  Benefit is the  minimum  amount that must be payable  at the  Insured's  death,  before  reduction  for any Debt,  for the Policy to be treated as life insurance  under the Code.  The Required  Death  Benefit is determined by treating the Account Value as if it were a net single  premium.  We determine  the Required  Death Benefit by dividing the Account Value by factors  that are  determined  as of the Policy Date.  These  factors  vary by the  attained  Age,  gender
         (where permitted),  tobacco usage class and risk class of each Insured.  When there are two Insureds,  the factors used to determine the Required  Death  Benefit are based on an actuarial  derivation of the factor applicable for each Insured.

[8]      What is the  Account  Value?  The  Account  Value is the value of a Policy  before any  deduction  for any contingent  deferred  sales  charge,  contingent  deferred  tax  charge  or Debt.  It is the  total of the
         Account Value allocated to each  Sub-account  and any Fixed  Allocation plus any Account Value in the Loan
         Account.  You may  allocate  Account  Value to the  variable  investment  options,  which  are each of the
         Sub-accounts  of the  Separate  Account,  or to  Fixed  Allocations.  Any  portion  of the  Account  Value maintained in the Loan Account serves as collateral for outstanding Policy loans.

[12]     What is the Cash Value?  The Cash Value is the total  Account  Value less any  contingent  deferred  sales charge, contingent deferred tax charge and Debt.

[15]     How does my Policy  qualify for Cash Value  Credits?  To qualify  for Cash Value  Credits as of any Policy
         Anniversary,  the Cash Value of your Policy must equal or exceed 200% (2X) of the  Premiums  you have paid as of the Policy  Anniversary  date you  qualify.  Whether  your Cash Value  meets or exceeds  the trigger depends on the investment  performance of the investment options,  partial  withdrawals,  Debt and whether you pay back any loans or loan  interest.  Please  note,  even if your  Account  Value is greater than the
         Cash Value  trigger,  you may not have reached the trigger  amount,  since the Cash Value may be less than the Account Value due to the  contingent  deferred sales charge,  the  contingent  deferred tax charge and any Debt.

                                                       COSTS

[18]     What  are the  charges  assessed  against  the  Separate  Account  and when are  they  paid?  We  assess a mortality  and  expense  risk  charge and an  administration  charge  against  the assets in the  Separate
         Account.  The  mortality  and expense  risk charge is 0.90% per year.  The  mortality  and expense risk we assume is that  charges and fees under the Policy will be  insufficient  to meet our  long-term  costs and expenses in issuing,  administering  and paying  claims  based on our  obligations  under the Policy.  The charge for the  administrative  expenses  connected with operating the Separate Account is 0.25% per year.
         We assess these charges each  Valuation  Period  against the daily value of each  Sub-account.  We reserve the right to assess the Separate  Account for any taxes that may be attributed to it.  Currently,  no such charge for taxes is assessed.

[20]     How much is the cost of insurance  charge?  The cost of insurance  charge is not a constant dollar amount, in part because it is a percentage  of your Account  Value.  The  percentage of your Account Value that we charge  differs  depending  on four  factors:  (1) whether we issue the Policy for only one Insured or for two; (2) the Age(s) of the  Insured(s)  as of the Policy  Date;  (3) the gender of the  Insured(s),  where permitted;  and (4) the tobacco usage class(es) of the  Insured(s).  We reserve the right to also have the percentage decrease based on the size of the Premium.

         The actual charge is a monthly charge.  The equivalent  yearly cost of insurance  charges as of the Policy
         Date are shown  below for a Policy  issued  for one  Insured.  The  charges  will be  different  if we are required  by law to  charge  the  same  amount  for  males  and  females.  For  purposes  of this  and the succeeding table, "Age" is as of the Policy Date.

                                       Gender          Tobacco Usage Class        Age 20-69         Age 70-90
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                        Male              No Tobacco Use            0.55%             0.90%
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                       Female             No Tobacco Use            0.40%             0.75%
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                        Male               Tobacco User             0.90%             1.25%
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                       Female              Tobacco User             0.75%             1.10%
                                 ------------------- ------------------------- ----------------- ----------------

         If the Policy is issued for two Insureds,  the yearly  percentages  of the Account Value we deduct for the cost of insurance  will depend on the tobacco usage  classes of the  Insureds.  The following are examples of  applicable  charges as of the Policy Date.  The charges will be different if we are required by law to charge the same amount for males and females.

               Gender (1st Insured)       Tobacco Usage Class       Gender (2nd Insured)      Tobacco Usage Class       Charge
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                  No Tobacco Use                Female                No Tobacco Use          0.25%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                   Tobacco User                 Female                 Tobacco User           0.35%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                  No Tobacco Use                Female                 Tobacco User           0.30%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                   Tobacco User                 Female                No Tobacco Use          0.30%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------

[22]     What monthly  charges apply only for a specified  number of Policy  Years?  We deduct the sales charge and the tax charge for a specified number of Policy Years.

[23a]    How much is the sales  charge and when do I pay it? We deduct the sales  charge  during the first ten (10)
         Policy  Years.  It is a  percentage  of your Account  Value and is the  equivalent  of 0.40% per year.  We deduct this charge from your Account  Value each  Monthly  Processing  Day. The charge is a percentage  of your then  current  Account  Value.  If you  surrender  your Policy or take a partial  withdrawal,  we may deduct a contingent  deferred  sales charge,  as described  below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

         There are certain  circumstances  which may result in reduction or elimination of the sales charge.  These are  exactly  the same  circumstances  that may  result in  reduction  or  elimination  of the  contingent deferred  sales  charge,  as  described  below in response  to the  question  "How much is the  contingent deferred sales charge and when must I pay it?"

[23b]    How much is the tax  charge  and when do I pay it?  We deduct  the tax  charge  during  the first ten (10)
         Policy  Years.  It is a  percentage  of your Account  Value and is the  equivalent  of 0.25% per year.  We deduct this charge from your Account  Value each  Monthly  Processing  Day. The charge is a percentage  of your then current  Account Value. If you surrender your Policy or take a partial  withdrawal,  we deduct a contingent  deferred  tax  charge,  as  described  below in  response  to the  question  "How  much is the contingent deferred tax charge and when must I pay it?"}

[24]     What are the contingent  charges?  The contingent  charges are: (1) the contingent  deferred sales charge;
         (2) the contingent deferred tax charge; (3) the maintenance fee; and (4) the transfer fee.

[25a]    How much is the contingent  deferred  sales charge and when must I pay it? The  contingent  deferred sales charge is a  percentage  of the  Premium  that is charged if you  surrender  or withdraw  any amount:  (a)
         during the first  nine (9)  Policy  Years;  and (b) that,  according  to our  rules,  is a  withdrawal  of
         Premium,  not a  withdrawal  of  Growth.  It may be  assessed  at the time of any  partial  withdrawal  or surrender,  unless the Policy qualifies for a  medically-related  waiver of these charges, as discussed in the section of this Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Policy Year               1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Percentage (%)         7.75      7.50     7.25     6.50      5.75     5.00     4.25     3.50     2.75       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

         From time to time,  and to the extent  permitted  by law, we may reduce the amount of the sales charge and the contingent  deferred sales charge,  the period during which such charges apply, or both, when Policies are sold to persons or groups of  persons in a manner  that  reduces  sales  expenses.  We would  consider such  factors  as:  (a) the  size and  type of  group;  (b) the  amount  of  Premiums;  and/or  (c)  other transactions where sales expenses are likely to be reduced.

         No sales charge or contingent  deferred  sales charge is imposed when, as of the Policy Date, the Owner or the Insured of a Policy  issued  pursuant to this  Prospectus  is: (a) any parent  company,  affiliate  or subsidiary of ours; (b) an officer, director,  employee, retiree, sales representative,  or in the case of an  affiliated  broker-dealer,  registered  representative  of such  company;  (c) a director,  officer or trustee of any  underlying  mutual fund; (d) a director,  officer or employee of any  investment  manager, sub-advisor,  transfer agent,  custodian,  auditing,  legal or  administrative  services  provider that is providing  investment  management,  advisory,  transfer  agency,  custodianship,  auditing,  legal  and/or administrative  services to an  underlying  mutual  fund or any  affiliate  of such firm;  (e) a director, officer,  employee or registered  representative  of a broker-dealer  or insurance  agency that has a then current selling agreement with us and/or with American Skandia  Marketing,  Incorporated;  (f) a director, officer,  employee or authorized  representative  of any firm providing us or our affiliates  with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other  services;  (g) the then current  spouse of any such person noted in (b) through (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i) the child(ren) or other legal  dependent under the age of 21 of any such  person  noted in (b) through  (h);  and (j) the  siblings  of any such  persons noted in (b) through (h) above.

[25b]    How much is the  contingent  deferred  tax charge,  and when must I pay it? The  contingent  deferred  tax charge is a  percentage  of the  Premium  that is charged if you  surrender  or withdraw  any amount:  (a)
         during the first  nine (9)  Policy  Years;  and (b) that,  according  to our  rules,  is a  withdrawal  of
         Premium,  not a withdrawal of Growth.  It is assessed at the time of any partial  withdrawal or surrender, unless the Policy qualifies for a  medically-related  waiver of these charges, as discussed on the section of the Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Policy Year               1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Percentage (%)          2.25     2.00     1.75     1.50      1.25     1.00     0.75     0.50     0.25       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

                                                  BUYING A POLICY

         Age Restrictions: The Insured may not be less than Age 20 or older than Age 90 on the Policy Date.

                                                       LOANS

[43]     How much is available for a loan? The maximum  amount  available as a loan is equal to 90% of your current
         Cash Value.  The minimum amount you may borrow is $500.00.

                                                PARTIAL WITHDRAWALS

[51]     When can I make a partial  withdrawal?  We allow  partial  withdrawals  while the Insured is alive up to a maximum  of 90% of the Cash  Value,  except  that,  where  permitted  by law,  you may not take a  partial withdrawal  until after the end of the right to cancel  period.  You may not make a partial  withdrawal of less than $500.

[53]     Is there a charge for a partial  withdrawal?  We charge any  applicable  contingent  deferred sales charge and  contingent  deferred  tax charge on the  portion of any partial  withdrawal  that is not treated as a
         "free  withdrawal" or for which we waive such charges under the  medically-related  waiver  provision.  We take these charges  pro-rata from the investment  options from which we take the Account Value as a result of the partial withdrawal.

[54]     What  amount can I take as a free  withdrawal?  In any Policy  Year the  maximum  amount you can take as a free withdrawal is the greater of Growth or 10% of the Premium.

         The  following  examples  may help show what this  means.  For each  example,  assume that the Premium was
$50,000.

|X|      Assume the Account  Value as of the  Valuation  Day we process your  partial  withdrawal  is $60,000.  You request a partial  withdrawal  of $25,000.  Assume also that you have not requested any other partial withdrawals  during this Policy Year. The free withdrawal  amount is the greater of Growth,  which is the current Account Value ($60,000) less the Premium ($50,000),  or $10,000,  and 10% of the Premium,
              which is  $5,000.  Therefore,  we  treat  $10,000  as the free  withdrawal  portion  of this  partial withdrawal.  Assuming  that this partial  withdrawal  request  occurs  during the  "surrender  charge period," and there is no subsequent  Growth in that Policy Year, we would assess the then  applicable contingent  deferred  sales  charge  and  contingent  deferred  tax charge on  $15,000,  which is the portion of the partial withdrawal that exceeds the free withdrawal  amount.  The contingent  deferred sales charge and  contingent  deferred  tax charge  would apply to the full amount of any  subsequent
              partial   withdrawal  you  request  during  the  same  Policy  Year  that  was  not  eligible  for  a medically-related waiver.

|X|

         Assume the Account  Value as of the  Valuation  Day we process  your  partial  withdrawal  request for the
              "maximum  free  withdrawal  amount" is  $47,000.  Assume also that you have not  requested  any other partial  withdrawals  during this Policy Year. The free  withdrawal  amount is the greater of Growth, which is the current Account Value ($47,000) less the Premium  ($50,000),  or $3,000,  and 10% of the
              Premium,  which is $5,000.  Therefore,  the maximum free withdrawal  amount is $5,000.  Assuming that this  partial  withdrawal  request  occurs  during the  "surrender  charge  period,"  and there is no subsequent  Growth in that Policy Year,  the  contingent  deferred  sales  charge and the  contingent deferred tax charge would apply to any subsequent  surrender or partial  withdrawal  that Policy Year that was not eligible for a medically-related waiver.

                                             MEDICALLY-RELATED WAIVER

[62]     What is a  medically-related  waiver? A  medically-related  waiver is a waiver of the contingent  deferred sales charge and the contingent  deferred tax charge that would  otherwise  apply to a partial  withdrawal or  surrender.  A  medically-related  waiver is  available  by rider to the Policy and is  currently at no charge to you.

                                                   REINSTATEMENT

         You may apply for  reinstatement  of the Policy if it lapses.  We must receive this application In Writing at our Office  within  three years of the date the lapse  occurred  as measured  from the end of the grace period.  We may require  evidence of  insurability  satisfactory to us. In order to reinstate your Policy, you also must pay us a reinstatement amount, including any applicable charges.

                                                          MATURITY

         A Policy  "matures"  as of the  Policy  Anniversary  on which  the  Insured  is Age 95.  If there  are two
         Insureds,  a Policy  "matures"  as of the Policy  Anniversary  on which the  younger  Insured is Age 95 or would have been Age 95 if the younger  Insured is then  deceased.  We will pay out the Cash Value once the
         Policy  matures.  The Policy will then end,  and we will not have any more  obligations  under the Policy.
         We may  provide a rider,  where  permitted  by law,  that  allows  the Policy to mature at a later date if there is adequate  guidance  available  to us  regarding  the tax  treatment of all Policies if we were to permit  extension of the maturity  date.  Should we permit such  extension of the maturity date, we advise you to seek tax advice  regarding  your specific  circumstances  should you want the Policy to mature at a later date. If the Policy is no longer  treated as life  insurance  after any extension of maturity  date, gain in the Policy may be taxable to you in the year of the  original  maturity  date and all or a portion of the Death Proceeds may be taxable to the beneficiary.

                                                 POLICY LOANS ON EXCHANGES

         Subject to our rules,  we will  establish a loan on a Policy that you purchase as part of an exchange that is not subject to current  taxation in  accordance  with Section 1035 of the Code.  The amount of the loan will be equal to the loan that was in effect before you  surrendered  your prior  policy.  Under our rules we will,  among other  things,  increase the Account Value as of the Policy Date by the amount of the loan and allocate  that  portion of the  increased  Account  Value to the Loan  Account as  collateral  for the loan. By  increasing  the Account  Value,  there will be a  corresponding  increase in the Face Amount and the Required  Death  Benefit.  In addition,  for purposes of  determining  the  Guaranteed  Minimum  Death
         Benefit,  we will deem the  "Premium"  to be the amounts  paid plus the loan amount as of the Policy Date.
         Any  contingent  deferred  sales  charge and  contingent  deferred  tax charge will be based on the actual amounts  received,  not such amounts plus the amount of the loan.  All charges  that are  calculated  as a percentage of your Account  Value will increase  because the Account Value will be increased by the amount of the loan.  Loans  established  as part of a 1035  exchange  will be treated as  "preferred"  loans (See
         "Loans" for a complete description).

                                                       ILLUSTRATIONS

         The  mortality  and expense  risk charge  assessed  against  the assets in the  Separate  Account is at an annualized rate of 0.90%.
===================================================================================================================

         The following tables in Appendix E-2 show the net single premium factors for AS Trophy Policies.
===================================================================================================================

                                                   APPENDIX E-2
                      NET SINGLE PREMIUM FACTORS FOR DETERMINATION OF REQUIRED DEATH BENEFITS

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            .145794          .179648           .128227          .145820          .142304          .172989
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            .150168          .184901           .132462          .150638          .146645          .178153
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            .154741          .190376           .136853          .155637          .151184          .183526
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            .159531          .196117           .141415          .160816          .155930          .189151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            .164555          .202134           .146147          .166184          .160898          .195038
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            .169822          .208454           .151056          .171748          .166090          .201206
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            .175351          .215097           .156150          .177516          .171531          .207673
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            .181135          .222053           .161428          .183482          .177215          .214429
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            .187175          .229318           .166906          .189661          .183143          .221476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            .193474          .236889           .172585          .196055          .189316          .228812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            .200035          .244756           .178464          .202666          .195738          .236424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            .206860          .252916           .184560          .209495          .202417          .244318
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            .213944          .261368           .190875          .216560          .209349          .252490
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            .221291          .270109           .197419          .223864          .216536          .260939
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            .228895          .279132           .204192          .231403          .223975          .269663
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            .236761          .288437           .211198          .239179          .231667          .278659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            .244894          .298015           .218438          .247196          .239618          .287922
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            .253298          .307862           .225900          .255421          .247832          .297442
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            .261963          .317956           .233579          .263842          .256297          .307199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            .270894          .328294           .241477          .272450          .265020          .317188
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            .280099          .338865           .249599          .281240          .274006          .327396
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            .289568          .349652           .257933          .290189          .283246          .337811
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            .299311          .360652           .266484          .299295          .292748          .348423
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            .309334          .371859           .275263          .308570          .302519          .359236
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            .319639          .383267           .284285          .318028          .312566          .370243
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            .330230          .394864           .293562          .327683          .322892          .381435
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            .341103          .406652           .303095          .337537          .333493          .392815
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            .352264          .418644           .312891          .347598          .344380          .404397
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            .363716          .430831           .322953          .357876          .355551          .416178
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            .375463          .443211           .333288          .368370          .367012          .428145
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            .387504          .455776           .343896          .379072          .378764          .440301
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            .399832          .468510           .354772          .389982          .390796          .452625
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            .412433          .481383           .365917          .401101          .403100          .465093
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            .425290          .494362           .377317          .412407          .415657          .477675
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            .438381          .507408           .388968          .423887          .428450          .490336
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            .451696          .520502           .400884          .435558          .441470          .503062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            .465218          .533636           .413071          .447432          .454705          .515849
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            .478941          .546812           .425551          .459541          .468157          .528704
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            .492871          .560033           .438358          .471935          .481836          .541635
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            .506993          .573308           .451517          .484649          .495733          .554659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            .521284          .586632           .465025          .497695          .509832          .567772
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            .535723          .599969           .478863          .511045          .524108          .580940
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            .550287          .613272           .492991          .524640          .538534          .594113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            .564927          .626483           .507352          .538390          .553060          .607226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            .579602          .639551           .521878          .552212          .567644          .620226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            .594281          .652440           .536544          .566075          .582253          .633078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            .608944          .665153           .551348          .579988          .596866          .645783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            .623584          .677704           .566315          .593989          .611486          .658364
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            .638205          .690127           .581486          .608159          .626126          .670866
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            .652797          .702445           .596895          .622553          .640782          .683321
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            .667333          .714642           .612535          .637176          .655433          .695722
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            .681762          .726681           .628356          .651974          .670031          .708034
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            .696014          .738497           .644271          .666812          .684505          .720184
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            .709994          .750004           .660165          .681560          .698753          .732078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            .723624          .761135           .675927          .696097          .712698          .743646
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            .736865          .771831           .691482          .710345          .726295          .754831
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            .749724          .782071           .706791          .724284          .739544          .765615
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            .762229          .791908           .721863          .737937          .752472          .776060
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            .774433          .801434           .736726          .751362          .765131          .786252
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            .786390          .810733           .751401          .764609          .777570          .796281
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            .798116          .819847           .765881          .777687          .789804          .806185
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            .809588          .828771           .780117          .790566          .801808          .815960
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            .820755          .837465           .794038          .803191          .813528          .825567
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            .831544          .845863           .807562          .815500          .824891          .834946
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            .841909          .853936           .820645          .827387          .835853          .844050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            .851863          .861731           .833298          .838880          .846430          .852923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            .861489          .869377           .845592          .850070          .856706          .861680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            .870930          .877089           .857651          .861099          .866821          .870505
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            .880405          .885052           .869655          .872184          .876986          .879589
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            .890224          .893507           .881864          .883606          .887492          .889179
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            .900787          .902897           .894634          .895774          .898724          .899698
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            .912663          .913849           .908493          .909137          .911231          .911680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92            .926694          .927262           .924224          .924501          .925827          .925965
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93            .944200          .944411           .943053          .943115          .943789          .943791
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94            .967326          .967355           .967034          .967034          .967219          .967199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------------------------------------------------------------------------------------
The Required  Death  Benefit is determined  by treating the Account  Value as if it were a net single  premium.  We determine  the Required  Death  Benefit by dividing the Account  Value by the net single  premium  factors that are determined  for your  Policy  as of the  Policy  Date.  These  factors  vary by the  attained  Age,  gender  (where permitted),  tobacco  usage class and risk class of each  Insured.  The  factors  shown  above are  applicable  for
Insureds in the preferred risk class.  The factors for other risk classes are available  upon request.  Factors for joint life cases depend upon a standard  insurance  industry  method used to derive the applicable  factor for both
Insureds.
-------------------------------------------------------------------------------------------------------------------

        ADDITIONAL INFORMATION: Inquiries will be answered by calling your representative or by writing to:

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        at

                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                                        or

                                        customerservice@americanskandia.com

Issued by:                                                                                                     Serviced at:

AMERICAN SKANDIA LIFE                                                                                 AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                                                                 ASSURANCE CORPORATION
One Corporate Drive                                                                                            P.O. Box 883
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                         Telephone: 1-800-752-6342
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                  Distributed by:

                                     AMERICAN SKANDIA MARKETING, INCORPORATED
                                                One Corporate Drive
                                            Shelton, Connecticut 06484
                                              Telephone: 203-926-1888
                                          http://www.americanskandia.com

Trophy
                                                      PART II - OTHER INFORMATION

                                                  CONTENTS OF REGISTRATION STATEMENT

         This registration statement comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of __ pages.

         Representations and Undertakings.

         The signatures.

         Written consents of the following persons:

         Counsel consent                    TO BE FILED BY AMENDMENT

         Ernst & Young LLP          TO BE FILED BY AMENDMENT

         Corporate Actuary Consent          TO BE FILED BY AMENDMENT

         The following exhibits which correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2:

         1.       A.       (1)      Resolution of the Board of Directors of the Company are incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17, 1997.

                           (2)      Not applicable.

                           (3)      Distributing contracts:
                                    (a)     Principal Underwriting Agreement incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17, 1997.
                                    (b)     Form of Revised Dealer Agreement being filed via EDGAR
                                            with Post-Effective Amendment No. 7 to Registration
                                            Statement No. 33-87010.
                                    (c)     Not applicable.

                           (4)      Not applicable.

                           (5)      Form of Modified Single Premium Variable Life Insurance Policy
                                    (a)     Single Life version incorporated by reference to Pre-effective
                                            Amendment No. 1 to Registration Statement No. 333-38119, filed via EDGAR March 4, 1998.
                                    (b)     Last Survivor version incorporated by reference to
                                            Pre-effective Amendment No. 1 to Registration Statement No. 333-38119, filed via EDGAR
                                            March 4, 1998.

                           (6)      Articles of Incorporation and By-laws of American Skandia Life Assurance Corporation, incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement No. 33-19363, filed July
                                    27, 1988.
                                    Filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed
                                    March 2, 1998.

                           (7)      Not applicable.

                           (8)      Not applicable.

                           (9)      Other material contracts.          Not applicable

                           (10)     Form of Application for Modified Single Premium Variable Life Insurance Policy.  Filed via EDGAR
                                    with Pre-Effective Amendment No. 2 to this Registration Statement No. 333-38119, filed April 29,
                                    1998.

                           (11)     Memorandum describing transfer and redemption procedures is incorporated by reference to Initial
                                    Registration Statement No. 333-38119 filed October 17, 1997.

                           (12)     Hypothetical  Illustrations  of Death benefits,  Account Values and Cash Values.  TO BE FILED BY
                                    AMENDMENT

         Opinion and Consent of Counsel                                 TO BE FILED BY AMENDMENT
2.

         3.       No financial statements are to be omitted from the prospectus pursuant to instruction 1(b) or 1(c) of the instructions as to the prospectus.

         4.       Not applicable.

         5.       Financial Data Schedules.

         6.       Not applicable.

         7.       Opinion and Consent of certifying actuary            TO BE FILED BY AMENDMENT

                  8.       Opinion and Consent of Ernst & Young LLP             TO BE FILED BY AMENDMENT

                  9.       Power of Attorney Directors Collins,  Mazzaferro,  and Ullman incorporated by reference to Post-Effective
                           Amendment No. 1 to Registration Statement No. 333-53596, filed January 18, 2001.

                           Wade A. Dokken,  President and Chief  Executive  Officer of American  Skandia Life Assurance
                           Corporation                           FILED HEREWITH

                                                      UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                                RULE 484 UNDERTAKING ON INDEMNIFICATION

Article XIII of the By-laws of American Skandia Life Assurance Corporation, a Connecticut corporation, (the "Corporation") provides for indemnification of its officers, directors, and employees as follows:

SECTION 1.                 Proceedings Other Than by or in the Right of the Corporation.
                           ------------------------------------------------------------

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigate (other than an action by or in the right of the Corporation) by reason of the fact that he, or the person whose representative he is, is or was a shareholder, director, officer, employee or agent of the Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines, penalties, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if the person is successful on the merits in the defense of the proceeding or as provided in
Section 3 hereof, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, the person had no reasonable cause to believe his conduct was unlawful or if upon application to the court as provided in Section 5 hereof, the court shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine;
except that, in connection with an alleged claim based upon his purchase or sale of securities of the Corporation or of another enterprise, which he serves or served at the request of the Corporation, the Corporation shall only indemnify such person after the court shall have determined, on application as provided in Section 5 hereof, that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation or of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust, or, with respect to any criminal action or proceeding, that he had reasonable cause to believe that his conduct was unlawful.

SECTION 2.                 Proceedings by or in the Right of the Corporation.
                           -------------------------------------------------

The Corporation shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by or in the right of the Corporation, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the
Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorney fees) actually and reasonably incurred by him in connection with such proceeding in relation to matters as to which such person, or the person whose legal representative his is, is finally adjudged not to have breached his duty to the Corporation, or where the court, on application as provided in Section 6 hereof, shall have determined that in view or all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The Corporation shall not so indemnify any such person for amounts paid to the Corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a proceeding, with or without court approval; or for expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval.

SECTION 3.                 Determination of Right of Indemnification.
                           -----------------------------------------

The conclusion provided for in Section 1 hereof may be reached by any of the following:  (1) The Board of Directors of the
Corporation by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (2) independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (3)
in the case of any employee or agent who is not an officer or director of the Corporation, the Corporation's general counsel; or (4)
the shareholders of the Corporation by the affirmative vote of at least a majority of the voting power of shares not owned by parties to such proceeding, represented at an annual or special meeting of shareholders, duly called with notice of such purpose stated.
Such person shall also be entitled to apply to a court for such conclusion, upon application as provided in Section 5 hereof, even though the conclusion reached by any of the foregoing shall have been adverse to him or to the person whose legal representative he
is.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                                   REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a)    This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant
and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus.  The Policies are designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b)    The Company is relying on Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) for the deduction of the mortality and expense risk charges ("risk charges")assumed by the Company under the Policies.  The Company represents that the risk charges are reasonable in relation to all of the risks assumed by the issuer under the Policies. (Paragraph (b)(13)(iii)(F)(2)(ii)). Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and
Exchange Commission (the "Commission") on request. (Paragraph (b)(13)(iii)(F)(3).

(c)    The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation. (Paragraph (b)(13)(iii)(F)(4)(ii)(A).

(d)    The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule
12b-1 to finance distribution expenses. (Paragraph (b)(13)(iii)(F)(4)(ii)(B)(2).

(e)    Pursuant to Rule 26(e) under the Act, the Company hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                                    SIGNATURES

Pursuant to the  requirements  of the Securities  Act of 1933,  the  registrant  has duly caused this  registration statement to be signed on its behalf by the  undersigned,  thereunto duly  authorized,  and its seal to be hereunto
affixed and attested, all in the City of Shelton, State of Connecticut, on   the 25th  day of July, 2001.

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     SEPARATE ACCOUNT F
                                                     (Registrant)

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Depositor)

By: /s/ Patricia J. Abram                                     Attest: /s/ Kathleen A. Chapman
    ---------------------------------------                           ---------------------------------------
     Patricia J. Abram, Senior Vice President                          Kathleen  A.  Chapman,  Assistant  Corporate Secretary

Pursuant to the  requirements of the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the date indicated.

              Signature                                     Title                              Date
              ---------                                     -----                              ----
                                                (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                   July 25, 2001
          ----------------
           Wade A. Dokken

                          (Principal Financial Officer and Principal Accounting Officer)

     /s/ Thomas M. Mazzaferro           Executive Vice President and                        July 25, 2001
        Thomas M. Mazzaferro              Chief Financial Officer

        /s/ David R. Monroe           Senior Vice President, Treasurer                      July 25, 2001
           David R. Monroe               and Corporate Controller

                                               (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*                Deborah G. Ullman*
      -------------------                          --------------------                 ------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                 Deborah G. Ullman

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

  *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
**Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.